UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	03-31-2016

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Core Equity Plus Fund
March 31, 2016

Core Equity Plus - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.9%
Aerospace and Defense — 4.6%
B/E Aerospace, Inc.(1)	9,064	418,032
Boeing Co. (The)(1)	14,392	1,826,920
Honeywell International, Inc.(1)	12,234	1,370,820
Huntington Ingalls Industries, Inc.(1)	10,965	1,501,547
Spirit AeroSystems Holdings, Inc., Class A(1)(2)	24,804	1,125,109
Textron, Inc.(1)	35,485	1,293,783
		7,536,211
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B(1)	18,417	1,942,441
Airlines — 2.4%
Delta Air Lines, Inc.	15,361	747,774
JetBlue Airways Corp.(2)	15,637	330,253
Southwest Airlines Co.(1)	32,726	1,466,125
United Continental Holdings, Inc.(1)(2)	24,073	1,441,010
		3,985,162
Auto Components — 1.4%
Cooper Tire & Rubber Co.(1)	24,052	890,405
Goodyear Tire & Rubber Co. (The)(1)	41,915	1,382,357
		2,272,762
Automobiles — 0.1%
Ford Motor Co.(1)	8,340	112,590
Banks — 3.2%
Bank of America Corp.(1)	112,742	1,524,272
Citigroup, Inc.(1)	50,384	2,103,532
JPMorgan Chase & Co.(1)	12,809	758,549
Wells Fargo & Co.(1)	17,063	825,166
		5,211,519
Beverages — 2.4%
Coca-Cola Co. (The)(1)	4,501	208,801
Dr Pepper Snapple Group, Inc.(1)	10,774	963,411
PepsiCo, Inc.(1)	26,975	2,764,398
		3,936,610
Biotechnology — 4.1%
AbbVie, Inc.(1)	21,457	1,225,624
Amgen, Inc.(1)	9,248	1,386,552
Biogen, Inc.(1)(2)	3,407	886,910
Celgene Corp.(1)(2)	10,087	1,009,608
Gilead Sciences, Inc.(1)	16,573	1,522,396
Medivation, Inc.(2)	7,958	365,909
United Therapeutics Corp.(1)(2)	2,947	328,384
		6,725,383
Building Products — 1.5%
Owens Corning(1)	25,449	1,203,229
USG Corp.(1)(2)	50,501	1,252,930
		2,456,159
Capital Markets — 1.4%
Affiliated Managers Group, Inc.(2)	3,086	501,166

Ameriprise Financial, Inc.(1)	8,498	798,897
Artisan Partners Asset Management, Inc., Class A(1)	34,763	1,072,091
		2,372,154
Chemicals — 5.7%
Air Products & Chemicals, Inc.(1)	11,057	1,592,761
Cabot Corp.(1)	27,082	1,308,873
Dow Chemical Co. (The)(1)	35,622	1,811,735
LyondellBasell Industries NV, Class A(1)	17,886	1,530,684
Minerals Technologies, Inc.(1)	28,418	1,615,563
PPG Industries, Inc.	12,498	1,393,402
		9,253,018
Commercial Services and Supplies — 2.2%
Deluxe Corp.(1)	17,495	1,093,262
Herman Miller, Inc.(1)	43,020	1,328,888
Pitney Bowes, Inc.(1)	51,444	1,108,104
		3,530,254
Communications Equipment — 2.9%
Brocade Communications Systems, Inc.(1)	119,948	1,269,050
Cisco Systems, Inc.(1)	94,966	2,703,682
Juniper Networks, Inc.(1)	29,975	764,662
		4,737,394
Consumer Finance — 1.3%
Discover Financial Services(1)	18,105	921,906
Synchrony Financial(1)(2)	41,374	1,185,779
		2,107,685
Containers and Packaging — 1.8%
Avery Dennison Corp.(1)	10,434	752,396
Berry Plastics Group, Inc.(1)(2)	32,462	1,173,501
Graphic Packaging Holding Co.(1)	32,478	417,342
Sealed Air Corp.	12,372	593,980
		2,937,219
Diversified Financial Services — 1.6%
Berkshire Hathaway, Inc., Class B(1)(2)	6,295	893,134
MSCI, Inc., Class A	4,612	341,657
Nasdaq, Inc.	19,697	1,307,487
		2,542,278
Diversified Telecommunication Services — 2.1%
AT&T, Inc.(1)	17,966	703,728
Verizon Communications, Inc.(1)	50,344	2,722,604
		3,426,332
Electric Utilities — 0.2%
NextEra Energy, Inc.(1)	3,477	411,468
Energy Equipment and Services — 1.2%
Atwood Oceanics, Inc.(1)	25,430	233,193
Cameron International Corp.(1)(2)	7,662	513,737
Dril-Quip, Inc.(2)	10,023	606,993
Rowan Cos. plc	35,681	574,464
		1,928,387
Food and Staples Retailing — 3.2%
CVS Health Corp.(1)	22,502	2,334,133
SUPERVALU, Inc.(1)(2)	83,112	478,725
Wal-Mart Stores, Inc.(1)	34,278	2,347,700
		5,160,558

Food Products — 4.3%
Cal-Maine Foods, Inc.	11,833	614,251
Dean Foods Co.(1)	54,368	941,654
General Mills, Inc.(1)	15,188	962,160
Hormel Foods Corp.	18,412	796,135
Ingredion, Inc.(1)	9,015	962,712
Pilgrim's Pride Corp.(1)(2)	42,817	1,087,552
Seaboard Corp.(2)	114	342,343
Tyson Foods, Inc., Class A(1)	20,301	1,353,264
		7,060,071
Gas Utilities — 1.2%
ONE Gas, Inc.	19,028	1,162,611
UGI Corp.(1)	21,032	847,379
		2,009,990
Health Care Equipment and Supplies — 3.7%
Abbott Laboratories(1)	42,560	1,780,285
Boston Scientific Corp.(2)	15,390	289,486
C.R. Bard, Inc.	7,229	1,465,101
Hologic, Inc.(1)(2)	19,894	686,343
ResMed, Inc.	6,255	361,664
St. Jude Medical, Inc.(1)	23,966	1,318,130
Stryker Corp.(1)	757	81,219
		5,982,228
Health Care Providers and Services — 3.0%
Aetna, Inc.(1)	14,170	1,592,000
AmerisourceBergen Corp.(1)	12,789	1,106,888
Cigna Corp.	2,238	307,143
Express Scripts Holding Co.(1)(2)	20,377	1,399,696
Molina Healthcare, Inc.(2)	8,543	550,938
		4,956,665
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.(1)(2)	44,801	591,821
Medidata Solutions, Inc.(2)	9,172	355,048
		946,869
Hotels, Restaurants and Leisure — 4.7%
Bloomin' Brands, Inc.(1)	69,622	1,174,523
Brinker International, Inc.(1)	22,849	1,049,911
Carnival Corp.(1)	29,280	1,545,106
Churchill Downs, Inc.	2,820	417,022
Darden Restaurants, Inc.(1)	19,207	1,273,424
Diamond Resorts International, Inc.(1)(2)	52,453	1,274,608
McDonald's Corp.	7,115	894,213
		7,628,807
Household Products — 2.0%
Clorox Co. (The)	3,979	501,593
Procter & Gamble Co. (The)(1)	34,635	2,850,807
		3,352,400
Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.(1)	13,649	1,358,076
General Electric Co.(1)	42,870	1,362,837
		2,720,913
Insurance — 3.2%
Aflac, Inc.	4,885	308,439

Aspen Insurance Holdings Ltd.(1)	25,596	1,220,929
Everest Re Group Ltd.	4,203	829,798
Hanover Insurance Group, Inc. (The)(1)	14,471	1,305,574
Prudential Financial, Inc.(1)	21,498	1,552,586
		5,217,326
Internet and Catalog Retail — 2.3%
Amazon.com, Inc.(2)	4,441	2,636,355
Liberty Interactive Corp. QVC Group, Class A(1)(2)	45,454	1,147,714
		3,784,069
Internet Software and Services — 4.2%
Alphabet, Inc., Class A(1)(2)	5,338	4,072,360
eBay, Inc.(1)(2)	59,011	1,408,003
Facebook, Inc., Class A(1)(2)	11,913	1,359,273
VeriSign, Inc.(2)	985	87,212
		6,926,848
IT Services — 3.4%
Accenture plc, Class A(1)	8,736	1,008,134
Amdocs Ltd.(1)	6,764	408,681
Cognizant Technology Solutions Corp., Class A(2)	2,963	185,780
International Business Machines Corp.(1)	16,120	2,441,374
NeuStar, Inc., Class A(1)(2)	20,453	503,144
PayPal Holdings, Inc.(1)(2)	18,497	713,984
Teradata Corp.(2)	3,399	89,190
Xerox Corp.	12,810	142,960
		5,493,247
Leisure Products — 0.3%
Brunswick Corp.	1,703	81,710
Hasbro, Inc.	4,263	341,466
		423,176
Life Sciences Tools and Services — 1.6%
Bio-Rad Laboratories, Inc., Class A(1)(2)	4,707	643,541
Bruker Corp.(1)	10,130	283,640
Thermo Fisher Scientific, Inc.(1)	12,216	1,729,663
		2,656,844
Machinery — 2.7%
ITT Corp.	12,231	451,201
Kennametal, Inc.(1)	44,183	993,676
PACCAR, Inc.(1)	27,868	1,524,101
Stanley Black & Decker, Inc.(1)	14,462	1,521,547
		4,490,525
Marine — 0.2%
Matson, Inc.(1)	6,835	274,562
Media — 5.4%
AMC Networks, Inc., Class A(2)	15,939	1,035,079
CBS Corp., Class B(1)	28,870	1,590,448
Comcast Corp., Class A(1)	19,904	1,215,736
MSG Networks, Inc., Class A(2)	8,317	143,801
Scripps Networks Interactive, Inc., Class A(1)	23,962	1,569,511
Time Warner, Inc.(1)	22,520	1,633,826
Viacom, Inc., Class B(1)	15,191	627,085
Walt Disney Co. (The)(1)	10,375	1,030,341
		8,845,827

Metals and Mining — 1.6%
Carpenter Technology Corp.(1)	39,399	1,348,628
Newmont Mining Corp.(1)	47,336	1,258,191
		2,606,819
Multiline Retail — 1.1%
Target Corp.(1)	21,554	1,773,463
Oil, Gas and Consumable Fuels — 3.9%
Chevron Corp.(1)	17,153	1,636,396
CVR Energy, Inc.(1)	4,956	129,352
Exxon Mobil Corp.(1)	37,598	3,142,817
Oneok, Inc.(1)	26,276	784,601
World Fuel Services Corp.	14,395	699,309
		6,392,475
Personal Products — 0.9%
Herbalife Ltd.(1)(2)	24,152	1,486,797
Pharmaceuticals — 6.5%
Jazz Pharmaceuticals plc(2)	2,898	378,334
Johnson & Johnson(1)	37,768	4,086,498
Merck & Co., Inc.(1)	47,941	2,536,558
Mylan NV(1)(2)	20,744	961,484
Pfizer, Inc.(1)	88,453	2,621,747
		10,584,621
Real Estate Investment Trusts (REITs) — 3.1%
Lamar Advertising Co., Class A(1)	22,278	1,370,097
Mid-America Apartment Communities, Inc.	5,355	547,334
RLJ Lodging Trust(1)	43,499	995,257
Ryman Hospitality Properties, Inc.(1)	24,089	1,240,102
Sunstone Hotel Investors, Inc.	68,684	961,576
		5,114,366
Real Estate Management and Development — 1.4%
Jones Lang LaSalle, Inc.	8,041	943,370
Realogy Holdings Corp.(1)(2)	36,376	1,313,537
		2,256,907
Semiconductors and Semiconductor Equipment — 4.5%
Analog Devices, Inc.(1)	25,014	1,480,579
Applied Materials, Inc.(1)	78,277	1,657,907
Broadcom Ltd.	2,007	310,081
Intel Corp.(1)	85,100	2,752,985
QUALCOMM, Inc.(1)	13,388	684,662
Teradyne, Inc.(1)	20,844	450,022
		7,336,236
Software — 7.3%
Activision Blizzard, Inc.(1)	35,838	1,212,758
Adobe Systems, Inc.(2)	8,999	844,106
Cadence Design Systems, Inc.(1)(2)	66,598	1,570,381
Electronic Arts, Inc.(2)	9,151	604,973
Mentor Graphics Corp.(1)	31,358	637,508
Microsoft Corp.(1)	63,935	3,531,130
Oracle Corp.(1)	56,075	2,294,028
Synopsys, Inc.(1)(2)	25,422	1,231,442
		11,926,326
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A(1)	7,711	243,205

American Eagle Outfitters, Inc.(1)	54,857	914,466
Foot Locker, Inc.(1)	18,829	1,214,471
Lowe's Cos., Inc.(1)	7,209	546,082
Michaels Cos., Inc. (The)(2)	8,964	250,723
Tiffany & Co.	1,995	146,393
		3,315,340
Technology Hardware, Storage and Peripherals — 5.3%
Apple, Inc.(1)	61,461	6,698,634
EMC Corp.(1)	68,390	1,822,594
NetApp, Inc.	4,230	115,437
		8,636,665
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)(2)	65,732	1,367,226
Tobacco — 1.0%
Philip Morris International, Inc.(1)	16,950	1,662,965
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(1)(2)	21,654	829,348
TOTAL COMMON STOCKS (Cost $188,354,778)		210,645,505
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $1,019,550), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $996,003)		996,000
State Street Institutional Liquid Reserves Fund, Premier Class	651,348	651,348
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,647,348)		1,647,348
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.9% (Cost $190,002,126)		212,292,853
COMMON STOCKS SOLD SHORT — (30.1)%
Airlines — (0.6)%
Spirit Airlines, Inc.	(22,341)	(1,071,921)
Biotechnology — (0.5)%
Bluebird Bio, Inc.	(6,548)	(278,290)
Radius Health, Inc.	(6,185)	(194,456)
Ultragenyx Pharmaceutical, Inc.	(6,268)	(396,827)
		(869,573)
Chemicals — (1.1)%
CF Industries Holdings, Inc.	(11,855)	(371,536)
FMC Corp.	(29,621)	(1,195,800)
Olin Corp.	(13,998)	(243,145)
		(1,810,481)
Commercial Services and Supplies — (1.3)%
Covanta Holding Corp.	(57,199)	(964,375)
Waste Connections, Inc.	(17,184)	(1,109,915)
		(2,074,290)
Communications Equipment — (0.1)%
EchoStar Corp., Class A	(5,616)	(248,733)
Diversified Financial Services — (0.7)%
Leucadia National Corp.	(67,347)	(1,089,001)
Diversified Telecommunication Services — (0.1)%
SBA Communications Corp., Class A	(1,089)	(109,085)
Electric Utilities — (0.5)%
PNM Resources, Inc.	(24,871)	(838,650)
Electronic Equipment, Instruments and Components — (0.9)%
Anixter International, Inc.	(27,612)	(1,438,861)

Energy Equipment and Services — (0.1)%
Patterson-UTI Energy, Inc.	(12,845)	(226,329)
Food Products — (0.8)%
WhiteWave Foods Co. (The), Class A	(31,953)	(1,298,570)
Health Care Equipment and Supplies — (0.1)%
STERIS plc	(1,862)	(132,295)
Health Care Providers and Services — (2.3)%
Acadia Healthcare Co., Inc.	(19,386)	(1,068,362)
Brookdale Senior Living, Inc.	(56,903)	(903,620)
Envision Healthcare Holdings, Inc.	(8,955)	(182,682)
Henry Schein, Inc.	(2,341)	(404,127)
Patterson Cos., Inc.	(6,818)	(317,241)
Premier, Inc., Class A	(9,677)	(322,825)
Team Health Holdings, Inc.	(13,615)	(569,243)
		(3,768,100)
Hotels, Restaurants and Leisure — (1.2)%
MGM Resorts International	(47,467)	(1,017,692)
Texas Roadhouse, Inc.	(2,032)	(88,555)
Wendy's Co. (The)	(77,460)	(843,539)
		(1,949,786)
Household Durables — (0.9)%
CalAtlantic Group, Inc.	(26,347)	(880,517)
Lennar Corp., Class A	(13,312)	(643,768)
		(1,524,285)
Insurance — (1.3)%
Assurant, Inc.	(13,622)	(1,050,937)
MBIA, Inc.	(131,996)	(1,168,165)
		(2,219,102)
Internet Software and Services — (0.6)%
Yahoo!, Inc.	(26,575)	(978,226)
IT Services — (2.3)%
DST Systems, Inc.	(942)	(106,229)
FleetCor Technologies, Inc.	(8,230)	(1,224,213)
Gartner, Inc.	(12,984)	(1,160,120)
MAXIMUS, Inc.	(6,311)	(332,211)
Science Applications International Corp.	(16,371)	(873,229)
		(3,696,002)
Machinery — (1.3)%
Donaldson Co., Inc.	(41,168)	(1,313,671)
Flowserve Corp.	(17,829)	(791,786)
		(2,105,457)
Media — (1.1)%
Lions Gate Entertainment Corp.	(11,252)	(245,856)
Loral Space & Communications, Inc.	(20,714)	(727,683)
Tribune Media Co.	(23,321)	(894,360)
		(1,867,899)
Metals and Mining — (1.8)%
Compass Minerals International, Inc.	(10,939)	(775,138)
Hecla Mining Co.	(280,354)	(779,384)
Royal Gold, Inc.	(27,874)	(1,429,657)
		(2,984,179)
Multiline Retail — (0.6)%
Dollar Tree, Inc.	(12,229)	(1,008,403)

Oil, Gas and Consumable Fuels — (0.7)%
Diamondback Energy, Inc.	(8,489)	(655,181)
Encana Corp.	(43,692)	(266,084)
SemGroup Corp., Class A	(7,389)	(165,514)
		(1,086,779)
Paper and Forest Products — (0.9)%
Louisiana-Pacific Corp.	(81,890)	(1,401,957)
Pharmaceuticals — (0.8)%
Akorn, Inc.	(26,128)	(614,792)
Medicines Co. (The)	(19,810)	(629,364)
		(1,244,156)
Real Estate Investment Trusts (REITs) — (0.2)%
Potlatch Corp.	(10,175)	(320,513)
Real Estate Management and Development — (0.6)%
Howard Hughes Corp. (The)	(4,253)	(450,350)
Kennedy-Wilson Holdings, Inc.	(24,319)	(532,586)
		(982,936)
Road and Rail — (0.8)%
Genesee & Wyoming, Inc., Class A	(20,195)	(1,266,227)
Semiconductors and Semiconductor Equipment — (0.3)%
M/A-COM Technology Solutions Holdings, Inc.	(7,864)	(344,364)
SunPower Corp.	(4,961)	(110,829)
		(455,193)
Software — (0.5)%
CDK Global, Inc.	(3,510)	(163,391)
SS&C Technologies Holdings, Inc.	(10,458)	(663,246)
		(826,637)
Specialty Retail — (1.9)%
Cabela's, Inc.	(8,471)	(412,453)
CarMax, Inc.	(20,636)	(1,054,500)
CST Brands, Inc.	(35,219)	(1,348,535)
Restoration Hardware Holdings, Inc.	(6,670)	(279,473)
		(3,094,961)
Textiles, Apparel and Luxury Goods — (1.3)%
G-III Apparel Group Ltd.	(16,329)	(798,325)
Under Armour, Inc., Class A	(14,910)	(1,264,815)
		(2,063,140)
Tobacco — (0.5)%
Reynolds American, Inc.	(15,499)	(779,755)
Trading Companies and Distributors — (0.8)%
Watsco, Inc.	(9,595)	(1,292,830)
Transportation Infrastructure — (0.6)%
Macquarie Infrastructure Corp.	(15,240)	(1,027,786)
TOTAL COMMON STOCKS SOLD SHORT — (30.1)% (Proceeds $51,984,025)		(49,152,098)
OTHER ASSETS AND LIABILITIES — 0.2%		312,867
TOTAL NET ASSETS — 100.0%		$163,453,622

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $150,022,958.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	210,645,505	—	—
Temporary Cash Investments	651,348	996,000	—
	211,296,853	996,000	—

Liabilities
Securities Sold Short
Common Stocks	49,152,098	—	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$190,027,508
Gross tax appreciation of investments	$29,036,623
Gross tax depreciation of investments	(6,771,278)
Net tax appreciation (depreciation) of investments	22,265,345
Net tax appreciation (depreciation) on securities sold short	2,831,927
Net tax appreciation (depreciation)	$25,097,272

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Fund
March 31, 2016

Disciplined Growth - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 3.3%
B/E Aerospace, Inc.	180,039	8,303,398
Boeing Co. (The)	69,536	8,826,900
Honeywell International, Inc.	52,881	5,925,316
Huntington Ingalls Industries, Inc.	7,572	1,036,910
Spirit AeroSystems Holdings, Inc., Class A(1)	161,566	7,328,634
		31,421,158
Air Freight and Logistics — 1.0%
United Parcel Service, Inc., Class B	92,326	9,737,623
Airlines — 3.4%
Delta Air Lines, Inc.	88,116	4,289,487
Hawaiian Holdings, Inc.(1)	149,323	7,046,552
JetBlue Airways Corp.(1)	67,509	1,425,790
Southwest Airlines Co.	225,731	10,112,749
United Continental Holdings, Inc.(1)	145,995	8,739,261
		31,613,839
Auto Components — 0.1%
Gentex Corp.	41,037	643,871
Beverages — 3.2%
Coca-Cola Co. (The)	176,144	8,171,320
PepsiCo, Inc.	217,012	22,239,390
		30,410,710
Biotechnology — 8.4%
AbbVie, Inc.	272,469	15,563,430
Amgen, Inc.	118,382	17,749,013
Biogen, Inc.(1)	46,472	12,097,591
Celgene Corp.(1)	86,547	8,662,489
Gilead Sciences, Inc.	206,799	18,996,556
Myriad Genetics, Inc.(1)	29,982	1,122,226
Regeneron Pharmaceuticals, Inc.(1)	8,952	3,226,659
United Therapeutics Corp.(1)	17,285	1,926,068
		79,344,032
Building Products — 0.6%
USG Corp.(1)	240,824	5,974,843
Capital Markets — 0.5%
Federated Investors, Inc., Class B	153,385	4,425,157
Chemicals — 2.9%
Air Products & Chemicals, Inc.	73,291	10,557,568
Dow Chemical Co. (The)	149,367	7,596,806
PPG Industries, Inc.	78,765	8,781,510
		26,935,884
Commercial Services and Supplies — 0.1%
Interface, Inc.	40,024	742,045
Communications Equipment — 0.2%
Ciena Corp.(1)	107,574	2,046,057
F5 Networks, Inc.(1)	29	3,070
		2,049,127

Containers and Packaging — 0.6%
Avery Dennison Corp.	72,299	5,213,481
Diversified Telecommunication Services — 3.7%
AT&T, Inc.	237,518	9,303,580
Verizon Communications, Inc.	468,793	25,352,325
		34,655,905
Food and Staples Retailing — 1.9%
Casey's General Stores, Inc.	18,023	2,042,366
CVS Health Corp.	78,879	8,182,119
Walgreens Boots Alliance, Inc.	94,812	7,986,963
		18,211,448
Food Products — 4.2%
Cal-Maine Foods, Inc.	146,280	7,593,395
Dean Foods Co.	114,171	1,977,442
General Mills, Inc.	166,446	10,544,354
Hormel Foods Corp.	69,840	3,019,881
Ingredion, Inc.	56,232	6,005,015
Pilgrim's Pride Corp.(1)	38,701	983,005
Seaboard Corp.(1)	69	207,208
Tyson Foods, Inc., Class A	131,418	8,760,324
		39,090,624
Health Care Equipment and Supplies — 2.5%
Baxter International, Inc.	28,430	1,167,905
C.R. Bard, Inc.	47,812	9,690,058
Hologic, Inc.(1)	165,730	5,717,685
ResMed, Inc.	120,887	6,989,686
		23,565,334
Health Care Providers and Services — 2.8%
Aetna, Inc.	42,186	4,739,597
AmerisourceBergen Corp.	93,144	8,061,613
Cigna Corp.	8,674	1,190,420
Express Scripts Holding Co.(1)	153,758	10,561,637
UnitedHealth Group, Inc.	14,598	1,881,682
		26,434,949
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(1)	238,181	3,146,371
Hotels, Restaurants and Leisure — 4.6%
Bloomin' Brands, Inc.	264,650	4,464,645
Bob Evans Farms, Inc.	38,212	1,784,118
Brinker International, Inc.	148,043	6,802,576
Churchill Downs, Inc.	41,430	6,126,668
Darden Restaurants, Inc.	122,356	8,112,203
Diamond Resorts International, Inc.(1)	104,215	2,532,424
McDonald's Corp.	47,748	6,000,969
Papa Murphy's Holdings, Inc.(1)	44,789	535,229
Starbucks Corp.	121,277	7,240,237
		43,599,069
Household Products — 0.8%
Clorox Co. (The)	57,997	7,311,102
Industrial Conglomerates — 1.0%
3M Co.	6,379	1,062,933
Carlisle Cos., Inc.	86,383	8,595,108
		9,658,041

Insurance — 1.0%
Arthur J Gallagher & Co.	133,671	5,945,686
Heritage Insurance Holdings, Inc.	35,735	570,688
Universal Insurance Holdings, Inc.	155,256	2,763,557
		9,279,931
Internet and Catalog Retail — 3.3%
Amazon.com, Inc.(1)	46,706	27,726,550
Liberty Interactive Corp. QVC Group, Class A(1)	112,336	2,836,484
PetMed Express, Inc.	25,413	455,147
		31,018,181
Internet Software and Services — 8.9%
Alphabet, Inc., Class A(1)	60,464	46,127,986
eBay, Inc.(1)	360,865	8,610,239
Facebook, Inc., Class A(1)	258,203	29,460,962
		84,199,187
IT Services — 3.7%
Accenture plc, Class A	27,139	3,131,841
CoreLogic, Inc.(1)	39,780	1,380,366
CSG Systems International, Inc.	112,453	5,078,377
International Business Machines Corp.	99,483	15,066,700
Jack Henry & Associates, Inc.	25,636	2,168,037
PayPal Holdings, Inc.(1)	19,341	746,563
Travelport Worldwide Ltd.	119,113	1,627,084
Visa, Inc., Class A	75,426	5,768,580
		34,967,548
Leisure Products — 0.8%
Smith & Wesson Holding Corp.(1)	265,096	7,056,856
Life Sciences Tools and Services — 0.6%
Thermo Fisher Scientific, Inc.	38,878	5,504,736
Machinery — 0.8%
PACCAR, Inc.	44,893	2,455,198
Stanley Black & Decker, Inc.	49,950	5,255,240
		7,710,438
Media — 6.5%
AMC Networks, Inc., Class A(1)	52,197	3,389,673
CBS Corp., Class B	184,401	10,158,651
Comcast Corp., Class A	87,865	5,366,794
Scripps Networks Interactive, Inc., Class A	70,952	4,647,356
Time Warner, Inc.	137,465	9,973,086
Viacom, Inc., Class B	210,238	8,678,625
Walt Disney Co. (The)	188,669	18,736,718
		60,950,903
Multiline Retail — 1.0%
Target Corp.	109,902	9,042,737
Personal Products — 0.8%
Herbalife Ltd.(1)	118,975	7,324,101
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	37,117	2,371,034
Jazz Pharmaceuticals plc(1)	56,237	7,341,740
Johnson & Johnson	98,708	10,680,206
Mallinckrodt plc(1)	2,791	171,032
Merck & Co., Inc.	168,225	8,900,785

Mylan NV(1)	34,198	1,585,077
		31,049,874
Real Estate Investment Trusts (REITs) — 0.3%
Lamar Advertising Co., Class A	51,368	3,159,132
Real Estate Management and Development — 0.7%
Marcus & Millichap, Inc.(1)	2,000	50,780
Realogy Holdings Corp.(1)	174,850	6,313,834
		6,364,614
Semiconductors and Semiconductor Equipment — 2.6%
Applied Materials, Inc.	445,202	9,429,378
Broadcom Ltd.	8,492	1,312,014
Intel Corp.	247,421	8,004,069
QUALCOMM, Inc.	117,747	6,021,582
		24,767,043
Software — 8.0%
Adobe Systems, Inc.(1)	126,353	11,851,911
Cadence Design Systems, Inc.(1)	400,720	9,448,978
Citrix Systems, Inc.(1)	29,321	2,304,044
Electronic Arts, Inc.(1)	102,158	6,753,665
Intuit, Inc.	83,685	8,704,077
Microsoft Corp.	421,927	23,303,028
salesforce.com, inc.(1)	113,474	8,377,786
VMware, Inc., Class A(1)	94,555	4,946,172
		75,689,661
Specialty Retail — 2.3%
American Eagle Outfitters, Inc.	11,451	190,888
Foot Locker, Inc.	100,943	6,510,824
Home Depot, Inc. (The)	48,951	6,531,532
Tiffany & Co.	111,175	8,158,021
		21,391,265
Technology Hardware, Storage and Peripherals — 6.9%
Apple, Inc.	524,761	57,193,701
EMC Corp.	302,509	8,061,865
		65,255,566
Textiles, Apparel and Luxury Goods — 0.1%
NIKE, Inc., Class B	11,983	736,595
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.(1)	225,006	4,680,125
Tobacco — 0.9%
Altria Group, Inc.	41,981	2,630,529
Philip Morris International, Inc.	56,991	5,591,387
		8,221,916
TOTAL INVESTMENT SECURITIES — 99.1% (Cost $846,725,667)		932,555,022
OTHER ASSETS AND LIABILITIES — 0.9%		8,682,414
TOTAL NET ASSETS — 100.0%		$941,237,436

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$848,845,925
Gross tax appreciation of investments	$106,836,225
Gross tax depreciation of investments	(23,127,128)
Net tax appreciation (depreciation) of investments	$83,709,097

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Disciplined Growth Plus Fund
March 31, 2016

Disciplined Growth Plus - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 128.6%
Aerospace and Defense — 4.8%
Aerojet Rocketdyne Holdings, Inc.(1)(2)	5,971	97,805
B/E Aerospace, Inc.(1)	8,854	408,347
Boeing Co. (The)(1)	3,101	393,641
Honeywell International, Inc.(1)	2,509	281,133
Huntington Ingalls Industries, Inc.(1)	2,122	290,587
Spirit AeroSystems Holdings, Inc., Class A(1)(2)	8,719	395,494
Textron, Inc.(1)	10,405	379,366
		2,246,373
Air Freight and Logistics — 1.5%
United Parcel Service, Inc., Class B(1)	6,688	705,383
Airlines — 2.1%
Hawaiian Holdings, Inc.(1)(2)	5,456	257,469
Southwest Airlines Co.(1)	12,381	554,669
United Continental Holdings, Inc.(1)(2)	2,885	172,696
		984,834
Beverages — 3.5%
Coca-Cola Co. (The)(1)	9,885	458,565
Dr Pepper Snapple Group, Inc.(1)	1,805	161,403
PepsiCo, Inc.(1)	10,033	1,028,182
		1,648,150
Biotechnology — 8.7%
AbbVie, Inc.(1)	9,195	525,218
Alexion Pharmaceuticals, Inc.(2)	220	30,628
Amgen, Inc.(1)	4,064	609,316
Biogen, Inc.(1)(2)	1,405	365,750
Celgene Corp.(1)(2)	4,579	458,312
Cepheid, Inc.(2)	2,330	77,729
FibroGen, Inc.(1)(2)	5,242	111,602
Gilead Sciences, Inc.(1)	7,704	707,690
Incyte Corp.(1)(2)	1,097	79,500
Juno Therapeutics, Inc.(2)	2,637	100,443
Lexicon Pharmaceuticals, Inc.(2)	8,693	103,881
Medivation, Inc.(1)(2)	3,348	153,941
Myriad Genetics, Inc.(2)	1,103	41,285
NewLink Genetics Corp.(2)	1,923	34,999
Opko Health, Inc.(1)(2)	11,385	118,290
Pfenex, Inc.(2)	3,478	34,189
Progenics Pharmaceuticals, Inc.(1)(2)	11,179	48,740
Regeneron Pharmaceuticals, Inc.(1)(2)	621	223,833
Rigel Pharmaceuticals, Inc.(2)	46,710	97,157
Spectrum Pharmaceuticals, Inc.(1)(2)	11,887	75,601
United Therapeutics Corp.(1)(2)	1,078	120,122
		4,118,226
Building Products — 1.6%
Insteel Industries, Inc.(1)	10,768	329,178
USG Corp.(1)(2)	17,253	428,047
		757,225

Capital Markets — 1.3%
Artisan Partners Asset Management, Inc., Class A(1)	6,655	205,240
Federated Investors, Inc., Class B(1)	7,318	211,124
NorthStar Asset Management Group, Inc.(1)	18,887	214,368
		630,732
Chemicals — 6.0%
Air Products & Chemicals, Inc.(1)	4,039	581,818
Chase Corp.(1)	7,374	387,799
Dow Chemical Co. (The)(1)	8,353	424,833
LyondellBasell Industries NV, Class A(1)	4,128	353,274
Minerals Technologies, Inc.(1)	1,542	87,663
PPG Industries, Inc.	4,333	483,086
Sherwin-Williams Co. (The)	474	134,934
Trinseo SA(1)(2)	9,427	347,008
		2,800,415
Commercial Services and Supplies — 2.3%
ARC Document Solutions, Inc.(1)(2)	70,777	318,497
Deluxe Corp.(1)	878	54,866
Herman Miller, Inc.(1)	9,025	278,782
Interface, Inc.(1)	22,935	425,215
		1,077,360
Communications Equipment — 2.4%
Arista Networks, Inc.(1)(2)	1,413	89,160
Ciena Corp.(1)(2)	20,491	389,739
Extreme Networks, Inc.(1)(2)	55,898	173,843
Infinera Corp.(1)(2)	5,749	92,329
Juniper Networks, Inc.(1)	13,079	333,645
ShoreTel, Inc.(2)	7,773	57,831
		1,136,547
Construction Materials — 0.6%
Headwaters, Inc.(1)(2)	14,384	285,379
Containers and Packaging — 0.6%
Berry Plastics Group, Inc.(1)(2)	6,956	251,459
Graphic Packaging Holding Co.(1)	3,096	39,784
		291,243
Diversified Telecommunication Services — 2.7%
Verizon Communications, Inc.(1)	23,692	1,281,263
Electrical Equipment — 0.7%
Allied Motion Technologies, Inc.(1)	9,118	164,124
General Cable Corp.(1)	13,729	167,631
		331,755
Electronic Equipment, Instruments and Components — 0.2%
InvenSense, Inc.(2)	11,470	96,348
Food and Staples Retailing — 2.5%
CVS Health Corp.(1)	8,178	848,304
Walgreens Boots Alliance, Inc.(1)	3,929	330,979
		1,179,283
Food Products — 5.2%
Cal-Maine Foods, Inc.(1)	6,657	345,565
Dean Foods Co.(1)	18,750	324,750
General Mills, Inc.(1)	7,144	452,572
Hormel Foods Corp.	5,623	243,138
Ingredion, Inc.(1)	3,640	388,716

Pilgrim's Pride Corp.(1)(2)	12,447	316,154
Tyson Foods, Inc., Class A(1)	5,807	387,095
		2,457,990
Health Care Equipment and Supplies — 3.3%
Baxter International, Inc.	1,467	60,264
Boston Scientific Corp.(2)	1,296	24,378
C.R. Bard, Inc.(1)	2,498	506,270
Edwards Lifesciences Corp.(2)	365	32,196
Hologic, Inc.(1)(2)	9,082	313,329
ResMed, Inc.	3,362	194,391
St. Jude Medical, Inc.(1)	5,828	320,540
SurModics, Inc.(1)(2)	5,470	100,703
		1,552,071
Health Care Providers and Services — 3.8%
Aetna, Inc.(1)	2,073	232,902
AmerisourceBergen Corp.(1)	5,080	439,674
Centene Corp.(2)	299	18,382
Cigna Corp.	694	95,245
Express Scripts Holding Co.(1)(2)	7,992	548,970
Molina Healthcare, Inc.(1)(2)	4,529	292,075
UnitedHealth Group, Inc.(1)	1,200	154,680
		1,781,928
Health Care Technology — 0.8%
Allscripts Healthcare Solutions, Inc.(2)	5,080	67,107
Medidata Solutions, Inc.(1)(2)	8,527	330,080
		397,187
Hotels, Restaurants and Leisure — 6.1%
Bloomin' Brands, Inc.(1)	23,360	394,083
Bob Evans Farms, Inc.(1)	7,286	340,183
Boyd Gaming Corp.(1)(2)	9,518	196,642
Brinker International, Inc.(1)	7,973	366,359
Churchill Downs, Inc.	562	83,109
Darden Restaurants, Inc.(1)	6,225	412,718
Diamond Resorts International, Inc.(1)(2)	16,276	395,507
Isle of Capri Casinos, Inc.(1)(2)	19,877	278,278
McDonald's Corp.(1)	1,241	155,969
Papa Murphy's Holdings, Inc.(1)(2)	10,637	127,112
Starbucks Corp.(1)	2,323	138,683
		2,888,643
Household Durables — 0.2%
ZAGG, Inc.(1)(2)	12,687	114,310
Household Products — 0.8%
Central Garden & Pet Co.(1)(2)	6,326	103,050
Clorox Co. (The)	2,116	266,743
		369,793
Industrial Conglomerates — 1.2%
3M Co.(1)	512	85,315
Carlisle Cos., Inc.(1)	4,643	461,978
		547,293
Insurance — 0.9%
Aon plc	1,117	116,671
Arthur J Gallagher & Co.	1,716	76,328
State National Cos., Inc.	7,040	88,704

Universal Insurance Holdings, Inc.(1)	6,938	123,496
		405,199
Internet and Catalog Retail — 5.3%
Amazon.com, Inc.(1)(2)	2,362	1,402,178
Liberty Interactive Corp. QVC Group, Class A(1)(2)	16,846	425,361
PetMed Express, Inc.(1)	13,784	246,871
Shutterfly, Inc.(1)(2)	9,326	432,447
		2,506,857
Internet Software and Services — 9.8%
Alphabet, Inc., Class A(1)(2)	3,087	2,355,072
Brightcove, Inc.(1)(2)	9,341	58,288
eBay, Inc.(1)(2)	8,092	193,075
Facebook, Inc., Class A(1)(2)	13,027	1,486,381
LogMeIn, Inc.(1)(2)	2,578	130,086
Rackspace Hosting, Inc.(1)(2)	3,179	68,634
Shutterstock, Inc.(2)	2,393	87,895
Twitter, Inc.(1)(2)	9,710	160,700
XO Group, Inc.(1)(2)	3,613	57,989
		4,598,120
IT Services — 5.1%
Accenture plc, Class A(1)	5,072	585,309
CSG Systems International, Inc.(1)	10,667	481,722
International Business Machines Corp.(1)	4,562	690,915
Square, Inc.(2)	9,160	139,965
Teradata Corp.(2)	4,192	109,998
Travelport Worldwide Ltd.	6,297	86,017
Visa, Inc., Class A(1)	3,895	297,889
		2,391,815
Leisure Products — 1.4%
Nautilus, Inc.(1)(2)	17,855	344,959
Smith & Wesson Holding Corp.(1)(2)	11,926	317,470
		662,429
Life Sciences Tools and Services — 1.8%
Bruker Corp.(1)	13,933	390,124
INC Research Holdings, Inc., Class A(1)(2)	5,054	208,275
Luminex Corp.(1)(2)	5,315	103,111
Thermo Fisher Scientific, Inc.	1,138	161,130
		862,640
Machinery — 2.8%
Illinois Tool Works, Inc.	983	100,698
Mueller Industries, Inc., Class A(1)	11,141	327,768
PACCAR, Inc.(1)	9,725	531,860
Stanley Black & Decker, Inc.(1)	1,832	192,745
Wabash National Corp.(1)(2)	12,163	160,552
		1,313,623
Media — 4.3%
AMC Entertainment Holdings, Inc., Class A(1)	6,964	194,922
CBS Corp., Class B(1)	3,178	175,076
Comcast Corp., Class A(1)	4,437	271,012
Scripps Networks Interactive, Inc., Class A(1)	7,077	463,543
Time Warner, Inc.	872	63,264
Viacom, Inc., Class B(1)	9,309	384,276
Walt Disney Co. (The)(1)	4,622	459,011
		2,011,104

Multiline Retail — 0.8%
Target Corp.(1)	4,361	358,823
Oil, Gas and Consumable Fuels — 0.9%
Hallador Energy Co.(1)	29,253	133,686
Par Pacific Holdings, Inc.(1)(2)	16,673	312,786
		446,472
Personal Products — 1.1%
Herbalife Ltd.(1)(2)	5,450	335,502
Medifast, Inc.(1)	6,156	185,850
		521,352
Pharmaceuticals — 4.1%
Allergan plc(1)(2)	112	30,019
Bristol-Myers Squibb Co.(1)	2,345	149,799
Eli Lilly & Co.(1)	3,636	261,828
Jazz Pharmaceuticals plc(1)(2)	1,155	150,785
Johnson & Johnson(1)	5,703	617,065
Mallinckrodt plc(2)	584	35,787
Merck & Co., Inc.(1)	9,258	489,841
Mylan NV(1)(2)	3,239	150,128
Sucampo Pharmaceuticals, Inc., Class A(2)	2,312	25,270
		1,910,522
Professional Services — 0.6%
RPX Corp.(1)(2)	25,892	291,544
Real Estate Investment Trusts (REITs) — 1.2%
Lamar Advertising Co., Class A(1)	7,527	462,910
Ryman Hospitality Properties, Inc.(1)	2,352	121,081
		583,991
Real Estate Management and Development — 1.8%
Jones Lang LaSalle, Inc.(1)	1,076	126,236
Marcus & Millichap, Inc.(1)(2)	13,886	352,566
Realogy Holdings Corp.(2)	10,283	371,319
		850,121
Road and Rail — 0.1%
YRC Worldwide, Inc.(2)	4,552	42,425
Semiconductors and Semiconductor Equipment — 3.1%
Analog Devices, Inc.(1)	2,781	164,607
Applied Materials, Inc.(1)	19,953	422,605
Broadcom Ltd.	1,149	177,520
Integrated Device Technology, Inc.(2)	1,963	40,124
Intel Corp.(1)	12,192	394,411
Lam Research Corp.	429	35,435
Microsemi Corp.(1)(2)	2,111	80,872
Skyworks Solutions, Inc.	534	41,599
Synaptics, Inc.(2)	994	79,262
		1,436,435
Software — 8.5%
Adobe Systems, Inc.(1)(2)	6,789	636,808
Aspen Technology, Inc.(1)(2)	3,042	109,908
Cadence Design Systems, Inc.(1)(2)	16,254	383,269
Citrix Systems, Inc.(2)	487	38,268
Electronic Arts, Inc.(1)(2)	4,253	281,166
Intuit, Inc.(1)	5,552	577,464
Microsoft Corp.(1)	27,169	1,500,544

salesforce.com, inc.(2)	2,174	160,506
VMware, Inc., Class A(1)(2)	5,543	289,954
		3,977,887
Specialty Retail — 2.8%
Foot Locker, Inc.(1)	2,061	132,935
Home Depot, Inc. (The)(1)	3,111	415,101
Lowe's Cos., Inc.(1)	3,158	239,218
Outerwall, Inc.(1)	5,413	200,227
Tiffany & Co.	4,427	324,853
		1,312,334
Technology Hardware, Storage and Peripherals — 7.8%
Apple, Inc.(1)	29,189	3,181,309
EMC Corp.(1)	13,980	372,567
NetApp, Inc.(1)	5,151	140,571
		3,694,447
Textiles, Apparel and Luxury Goods — 0.1%
NIKE, Inc., Class B	462	28,399
Thrifts and Mortgage Finance — 1.0%
Essent Group Ltd.(1)(2)	15,938	331,510
LendingTree, Inc.(2)	1,386	135,523
		467,033
Tobacco — 0.4%
Altria Group, Inc.(1)	2,965	185,787
TOTAL COMMON STOCKS (Cost $56,479,250)		60,539,090
TEMPORARY CASH INVESTMENTS — 1.6%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $475,475), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $465,001)		465,000
State Street Institutional Liquid Reserves Fund, Premier Class	304,082	304,082
TOTAL TEMPORARY CASH INVESTMENTS (Cost $769,082)		769,082
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 130.2% (Cost $57,248,332)		61,308,172
COMMON STOCKS SOLD SHORT — (30.0)%
Air Freight and Logistics — (1.0)%
Park-Ohio Holdings Corp.	(5,278)	(226,004)
Radiant Logistics, Inc.	(68,352)	(244,017)
		(470,021)
Airlines — (0.5)%
Spirit Airlines, Inc.	(4,735)	(227,185)
Auto Components — (0.5)%
Strattec Security Corp.	(3,708)	(212,802)
Beverages — (0.2)%
Craft Brew Alliance, Inc.	(13,358)	(109,936)
Biotechnology — (1.1)%
Amicus Therapeutics, Inc.	(14,667)	(123,936)
Bluebird Bio, Inc.	(738)	(31,365)
Chimerix, Inc.	(13,272)	(67,820)
Flexion Therapeutics, Inc.	(5,172)	(47,583)
Insmed, Inc.	(4,906)	(62,159)
Oncothyreon, Inc.	(55,190)	(70,091)
Ultragenyx Pharmaceutical, Inc.	(1,690)	(106,994)
		(509,948)

Capital Markets — (1.7)%
Cowen Group, Inc., Class A	(109,281)	(416,361)
KCG Holdings, Inc., Class A	(30,600)	(365,670)
		(782,031)
Chemicals — (0.9)%
FMC Corp.	(712)	(28,744)
LSB Industries, Inc.	(32,483)	(414,158)
		(442,902)
Commercial Services and Supplies — (0.6)%
Covanta Holding Corp.	(6,251)	(105,392)
G&K Services, Inc., Class A	(1,848)	(135,366)
Heritage-Crystal Clean, Inc.	(2,722)	(27,056)
		(267,814)
Construction and Engineering — (1.2)%
Great Lakes Dredge & Dock Corp.	(43,448)	(193,778)
Primoris Services Corp.	(14,867)	(361,268)
		(555,046)
Consumer Finance — (0.1)%
Santander Consumer USA Holdings, Inc.	(3,452)	(36,211)
Diversified Financial Services — (0.1)%
Leucadia National Corp.	(2,069)	(33,456)
Diversified Telecommunication Services — (0.9)%
Lumos Networks Corp.	(33,599)	(431,411)
Electronic Equipment, Instruments and Components — (2.2)%
Badger Meter, Inc.	(5,468)	(363,677)
Daktronics, Inc.	(24,583)	(194,206)
FARO Technologies, Inc.	(4,415)	(142,207)
Mesa Laboratories, Inc.	(3,541)	(341,175)
		(1,041,265)
Food Products — (1.2)%
Inventure Foods, Inc.	(40,992)	(231,605)
WhiteWave Foods Co. (The), Class A	(8,109)	(329,550)
		(561,155)
Health Care Equipment and Supplies — (1.0)%
AtriCure, Inc.	(3,082)	(51,870)
LDR Holding Corp.	(12,274)	(312,864)
Spectranetics Corp. (The)	(7,209)	(104,675)
		(469,409)
Health Care Providers and Services — (2.7)%
Acadia Healthcare Co., Inc.	(6,051)	(333,471)
Capital Senior Living Corp.	(2,071)	(38,355)
Cross Country Healthcare, Inc.	(21,502)	(250,068)
Ensign Group, Inc. (The)	(11,470)	(259,681)
Providence Service Corp. (The)	(8,047)	(410,960)
		(1,292,535)
Hotels, Restaurants and Leisure — (0.7)%
Kona Grill, Inc.	(16,536)	(214,141)
MGM Resorts International	(4,362)	(93,521)
		(307,662)
Insurance — (0.8)%
Ambac Financial Group, Inc.	(25,066)	(396,043)
Internet Software and Services — (0.4)%
CoStar Group, Inc.	(387)	(72,822)

Envestnet, Inc.	(4,962)	(134,966)
		(207,788)
IT Services — (1.3)%
Datalink Corp.	(31,464)	(287,581)
DST Systems, Inc.	(414)	(46,687)
Forrester Research, Inc.	(1,151)	(38,685)
Gartner, Inc.	(2,454)	(219,265)
MAXIMUS, Inc.	(512)	(26,951)
		(619,169)
Leisure Products — (0.5)%
Arctic Cat, Inc.	(12,253)	(205,850)
Marine Products Corp.	(4,934)	(37,449)
		(243,299)
Machinery — (0.7)%
Donaldson Co., Inc.	(1,962)	(62,607)
EnPro Industries, Inc.	(4,669)	(269,308)
		(331,915)
Media — (0.2)%
EW Scripps Co. (The), Class A	(5,896)	(91,919)
Metals and Mining — (0.5)%
Compass Minerals International, Inc.	(1,370)	(97,078)
Royal Gold, Inc.	(3,107)	(159,358)
		(256,436)
Oil, Gas and Consumable Fuels — (2.7)%
Cabot Oil & Gas Corp.	(17,837)	(405,078)
Carrizo Oil & Gas, Inc.	(1,989)	(61,500)
Matador Resources Co.	(7,047)	(133,611)
SemGroup Corp., Class A	(17,649)	(395,338)
Synergy Resources Corp.	(34,033)	(264,436)
		(1,259,963)
Paper and Forest Products — (1.7)%
Deltic Timber Corp.	(5,968)	(358,975)
Louisiana-Pacific Corp.	(25,713)	(440,207)
		(799,182)
Pharmaceuticals — (0.1)%
Sagent Pharmaceuticals, Inc.	(4,027)	(49,009)
Real Estate Management and Development — (0.5)%
Howard Hughes Corp. (The)	(301)	(31,873)
Kennedy-Wilson Holdings, Inc.	(9,123)	(199,794)
		(231,667)
Road and Rail — (0.7)%
Celadon Group, Inc.	(20,946)	(219,514)
Genesee & Wyoming, Inc., Class A	(1,503)	(94,238)
		(313,752)
Semiconductors and Semiconductor Equipment — (1.0)%
Lattice Semiconductor Corp.	(37,843)	(214,948)
M/A-COM Technology Solutions Holdings, Inc.	(6,227)	(272,681)
		(487,629)
Software — (0.5)%
SS&C Technologies Holdings, Inc.	(1,490)	(94,496)
Xura, Inc.	(7,052)	(138,713)
		(233,209)

Specialty Retail — (0.5)%
CST Brands, Inc.	(5,365)	(205,426)
Destination XL Group, Inc.	(4,710)	(24,351)
		(229,777)
Technology Hardware, Storage and Peripherals — (0.9)%
Silicon Graphics International Corp.	(62,506)	(445,043)
Textiles, Apparel and Luxury Goods — (0.2)%
G-III Apparel Group Ltd.	(1,616)	(79,006)
Thrifts and Mortgage Finance — (0.1)%
HomeStreet, Inc.	(2,419)	(50,339)
Trading Companies and Distributors — (0.1)%
Watsco, Inc.	(299)	(40,287)
TOTAL COMMON STOCKS SOLD SHORT — (30.0)% (Proceeds $15,210,355)		(14,116,221)
OTHER ASSETS AND LIABILITIES — (0.2)%		(115,895)
TOTAL NET ASSETS — 100.0%		$47,076,056

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $47,552,676.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	60,539,090	—	—
Temporary Cash Investments	304,082	465,000	—
	60,843,172	465,000	—

Liabilities
Securities Sold Short
Common Stocks	14,116,221	—	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$57,309,647
Gross tax appreciation of investments	$6,561,409
Gross tax depreciation of investments	(2,562,884)
Net tax appreciation (depreciation) of investments	3,998,525
Net tax appreciation (depreciation) on securities sold short	1,068,847
Net tax appreciation (depreciation)	$5,067,372

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Value Fund
March 31, 2016

Emerging Markets Value - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 93.9%
Brazil — 6.2%
Banco Bradesco SA Preference Shares	5,940	44,538
Banco do Brasil SA	2,300	12,486
Banco Santander Brasil SA ADR	3,000	13,950
BB Seguridade Participacoes SA	4,900	40,338
Braskem SA Preference Shares	3,500	22,622
Centrais Eletricas Brasileiras SA Preference Shares	5,600	16,337
EDP - Energias do Brasil SA	15,000	52,104
Itau Unibanco Holding SA ADR	3,000	25,770
Petroleo Brasileiro SA Preference Shares ADR(1)	11,476	51,986
Sul America SA	2,900	12,929
		293,060
Chile — 0.9%
Corpbanca SA	4,925,089	45,215
China — 26.2%
Agricultural Bank of China Ltd., H Shares	76,000	27,334
Alibaba Group Holding Ltd. ADR(1)	330	26,080
Baidu, Inc. ADR(1)	120	22,906
Bank of China Ltd., H Shares	107,000	44,415
Bank of Communications Co. Ltd., H Shares	25,000	16,436
China CITIC Bank Corp. Ltd., H Shares(1)	76,000	46,537
China Communications Services Corp. Ltd., H Shares	30,000	13,690
China Construction Bank Corp., H Shares	253,000	161,440
China Galaxy Securities Co. Ltd., H Shares	32,000	31,145
China Jinmao Holdings Group Ltd.	62,000	17,264
China Merchants Bank Co. Ltd., H Shares	23,500	49,379
China Mobile Ltd.	13,000	144,875
China Petroleum & Chemical Corp., H Shares	128,000	83,987
China Railway Construction Corp. Ltd., H Shares	14,000	16,658
China Railway Group Ltd., H Shares	12,000	9,111
China Taiping Insurance Holdings Co. Ltd.(1)	4,400	9,665
Chongqing Changan Automobile Co. Ltd., B Shares	6,500	12,175
Chongqing Rural Commercial Bank Co. Ltd., H Shares	19,000	10,042
CNOOC Ltd.	33,000	38,967
Evergrande Real Estate Group Ltd.	47,000	36,292
Huadian Power International Corp. Ltd., H Shares	78,000	49,672
Huaneng Power International, Inc., H Shares	18,000	16,103
Industrial & Commercial Bank of China Ltd., H Shares	217,000	121,405
Kunlun Energy Co. Ltd.	18,000	15,639
NetEase, Inc. ADR	100	14,358
New Oriental Education & Technology Group, Inc. ADR	1,260	43,583
PICC Property & Casualty Co. Ltd., H Shares	16,000	29,330
Ping An Insurance Group Co., H Shares	6,500	31,087
Shimao Property Holdings Ltd.	19,000	28,118
Sinopec Shanghai Petrochemical Co. Ltd.(1)	64,000	32,423
Tencent Holdings Ltd.	900	18,377

Zhejiang Expressway Co. Ltd., H Shares	24,000	25,741
		1,244,234
Colombia — 0.3%
Bancolombia SA Preference Shares	1,855	16,000
Greece — 0.2%
OPAP SA	1,665	11,709
India — 4.0%
HDFC Bank Ltd. ADR	800	49,304
ICICI Bank Ltd. ADR	600	4,296
Infosys Ltd. ADR	4,300	81,786
Tata Motors Ltd. ADR(1)	1,824	52,987
		188,373
Indonesia — 3.5%
PT Astra International Tbk	27,900	15,254
PT Bank Mandiri (Persero) Tbk	39,100	30,372
PT Bank Negara Indonesia Persero Tbk	104,900	41,137
PT Bank Rakyat Indonesia Persero Tbk	79,900	68,843
PT United Tractors Tbk	10,300	11,885
		167,491
Malaysia — 3.1%
Berjaya Sports Toto Bhd	22,257	18,027
Genting Bhd	8,700	21,853
Hong Leong Bank Bhd	7,700	26,644
Hong Leong Financial Group Bhd	4,900	19,492
Malayan Banking Bhd	20,300	46,932
Public Bank Bhd	2,800	13,478
		146,426
Mexico — 3.6%
America Movil SAB de CV, Series L ADR	1,908	29,631
Cemex SAB de CV ADR(1)	2,100	15,288
Gentera SAB de CV	5,200	10,263
Gruma SAB de CV, B Shares	3,050	48,369
Grupo Aeroportuario del Pacifico SAB de CV, B Shares	500	4,451
Kimberly-Clark de Mexico SAB de CV, A Shares	14,300	34,547
OHL Mexico SAB de CV(1)	17,100	27,070
		169,619
Peru — 0.8%
Credicorp Ltd.	300	39,303
Philippines — 1.9%
Globe Telecom, Inc.	1,080	52,071
Megaworld Corp.	210,000	18,927
Philippine Long Distance Telephone Co. ADR	500	21,655
		92,653
Poland — 2.3%
Energa SA	3,998	14,047
Orange Polska SA	24,045	43,435
Polski Koncern Naftowy Orlen SA	666	13,191
Polskie Gornictwo Naftowe i Gazownictwo SA	25,846	36,851
		107,524
Qatar — 0.6%
Qatar Gas Transport Co. Ltd.	4,531	29,614
Russia — 4.3%
Gazprom PAO ADR	13,381	57,712
MMC Norilsk Nickel PJSC ADR	3,340	43,119

Rosneft Oil Co. OJSC GDR	8,178	37,145
Tatneft PAO ADR	2,102	66,928
		204,904
South Africa — 8.0%
AngloGold Ashanti Ltd. ADR(1)	3,084	42,220
Barclays Africa Group Ltd.	3,295	33,386
Coronation Fund Managers Ltd.	7,060	35,100
Fortress Income Fund Ltd., A Shares	12,383	13,176
MTN Group Ltd.	3,693	33,819
Nedbank Group Ltd.	2,500	32,893
RMB Holdings Ltd.	3,380	14,025
Sappi Ltd.(1)	4,943	21,886
Sasol Ltd.	2,423	72,465
Standard Bank Group Ltd.	5,437	48,788
Truworths International Ltd.	4,972	33,077
		380,835
South Korea — 13.9%
BNK Financial Group, Inc.	2,184	18,525
CJ Corp.	102	17,437
Dongbu Insurance Co. Ltd.	247	16,393
Hanon Systems	1,465	11,786
Hyosung Corp.	327	41,175
Hyundai Development Co-Engineering & Construction	610	24,510
Hyundai Engineering & Construction Co. Ltd.	1,053	38,811
Hyundai Motor Co.	62	8,268
Kangwon Land, Inc.	1,387	49,605
Korea Electric Power Corp.	1,017	53,536
KT&G Corp.	450	43,284
Lotte Chemical Corp.	176	52,557
POSCO	81	15,547
S-Oil Corp.	704	60,267
Samsung Electronics Co. Ltd.	84	96,369
SK Holdings Co. Ltd.	177	34,515
SK Innovation Co. Ltd.	196	29,479
SK Telecom Co. Ltd.	265	48,314
		660,378
Taiwan — 10.4%
Cathay Financial Holding Co. Ltd.	54,300	65,041
Far Eastern New Century Corp.	34,000	27,784
Feng TAY Enterprise Co. Ltd.	2,000	10,626
Fubon Financial Holding Co. Ltd.	51,000	64,970
Highwealth Construction Corp.	8,400	12,267
Hon Hai Precision Industry Co. Ltd.	31,954	84,194
Inventec Corp.	26,000	16,480
Mega Financial Holding Co. Ltd.	20,000	14,231
Nan Ya Plastics Corp.	12,000	25,205
Novatek Microelectronics Corp.	3,000	12,071
Phison Electronics Corp.	3,000	24,422
Powertech Technology, Inc.	9,000	20,414
Siliconware Precision Industries Co.	24,000	38,777
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,700	44,540
Wistron Corp.	26,000	16,076

Zhen Ding Technology Holding Ltd.	7,000	15,660
		492,758
Thailand — 0.3%
Siam Cement PCL (The)	1,000	13,303
Turkey — 2.5%
Arcelik AS	3,583	24,363
Eregli Demir ve Celik Fabrikalari TAS	20,255	30,478
TAV Havalimanlari Holding AS	2,869	17,115
Turk Hava Yollari AO(1)	4,186	11,573
Turk Telekomunikasyon AS	13,927	33,016
		116,545
United Arab Emirates — 0.9%
Dubai Islamic Bank PJSC	25,909	41,830
TOTAL COMMON STOCKS (Cost $4,740,925)		4,461,774
EXCHANGE-TRADED FUNDS — 5.2%
iShares MSCI Brazil Capped ETF	579	15,228
iShares MSCI Emerging Markets ETF	1,012	34,661
iShares MSCI India ETF	7,335	198,925
TOTAL EXCHANGE-TRADED FUNDS (Cost $235,368)		248,814
TEMPORARY CASH INVESTMENTS — 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost $28,550)	28,550	28,550
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $5,004,843)		4,739,138
OTHER ASSETS AND LIABILITIES — 0.3%		14,340
TOTAL NET ASSETS — 100.0%		$4,753,478

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	35.0%
Energy	12.5%
Information Technology	11.1%
Telecommunication Services	8.7%
Materials	7.5%
Consumer Discretionary	6.5%
Industrials	5.8%
Utilities	4.1%
Consumer Staples	2.7%
Exchange-Traded Funds	5.2%
Cash and Equivalents*	0.9%
*Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Brazil	91,706	201,354	—
China	106,927	1,137,307	—
India	188,373	—	—
Mexico	44,919	124,700	—
Peru	39,303	—	—
Philippines	21,655	70,998	—
South Africa	42,220	338,615	—
Taiwan	44,540	448,218	—
Other Countries	—	1,560,939	—
Exchange-Traded Funds	248,814	—	—
Temporary Cash Investments	28,550	—	—
	857,007	3,882,131	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$5,014,910
Gross tax appreciation of investments	$336,328
Gross tax depreciation of investments	(612,100)
Net tax appreciation (depreciation) of investments	$(275,772)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Equity Growth Fund
March 31, 2016

Equity Growth - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 2.8%
Boeing Co. (The)	308,925	39,214,940
General Dynamics Corp.	113,222	14,873,974
Honeywell International, Inc.	133,780	14,990,049
Spirit AeroSystems Holdings, Inc., Class A(1)	494,583	22,434,285
		91,513,248
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	384,590	40,562,707
Airlines — 2.5%
Alaska Air Group, Inc.	92,344	7,574,055
JetBlue Airways Corp.(1)	716,923	15,141,414
Southwest Airlines Co.	680,043	30,465,926
United Continental Holdings, Inc.(1)	451,099	27,002,786
		80,184,181
Auto Components — 1.0%
Goodyear Tire & Rubber Co. (The)	685,952	22,622,697
Lear Corp.	82,637	9,186,755
		31,809,452
Banks — 2.8%
Bank of America Corp.	406,838	5,500,450
Citigroup, Inc.	1,116,843	46,628,195
JPMorgan Chase & Co.	391,441	23,181,136
Wells Fargo & Co.	339,006	16,394,330
		91,704,111
Beverages — 1.9%
Coca-Cola Co. (The)	89,153	4,135,808
Dr Pepper Snapple Group, Inc.	93,288	8,341,813
PepsiCo, Inc.	495,483	50,777,098
		63,254,719
Biotechnology — 5.5%
AbbVie, Inc.	778,749	44,482,143
Amgen, Inc.	322,625	48,371,166
Biogen, Inc.(1)	134,347	34,973,211
Gilead Sciences, Inc.	544,831	50,048,176
		177,874,696
Building Products — 1.1%
Owens Corning	553,981	26,192,222
USG Corp.(1)	328,253	8,143,957
		34,336,179
Capital Markets — 0.1%
Eaton Vance Corp.	83,957	2,814,239
Chemicals — 4.1%
Air Products & Chemicals, Inc.	233,186	33,590,443
Cabot Corp.	552,149	26,685,361
Dow Chemical Co. (The)	798,869	40,630,477
LyondellBasell Industries NV, Class A	361,269	30,917,401
PPG Industries, Inc.	19,838	2,211,739
		134,035,421

Commercial Services and Supplies — 0.3%
Pitney Bowes, Inc.	521,963	11,243,083
Communications Equipment — 1.8%
Cisco Systems, Inc.	2,044,535	58,207,911
Consumer Finance — 1.9%
American Express Co.	56,077	3,443,128
Discover Financial Services	560,002	28,515,302
Synchrony Financial(1)	993,003	28,459,466
		60,417,896
Containers and Packaging — 0.2%
Avery Dennison Corp.	106,194	7,657,649
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(1)	143,231	20,321,614
MSCI, Inc., Class A	140,083	10,377,349
Nasdaq, Inc.	390,566	25,925,771
		56,624,734
Diversified Telecommunication Services — 1.8%
AT&T, Inc.	383,843	15,035,130
Verizon Communications, Inc.	829,032	44,834,051
		59,869,181
Electric Utilities — 0.8%
NextEra Energy, Inc.	211,413	25,018,614
Energy Equipment and Services — 1.0%
Atwood Oceanics, Inc.	766,305	7,027,017
Cameron International Corp.(1)	36,520	2,448,666
Dril-Quip, Inc.(1)	55,775	3,377,734
FMC Technologies, Inc.(1)	526,317	14,400,033
Rowan Cos. plc	426,719	6,870,176
		34,123,626
Food and Staples Retailing — 3.8%
CVS Health Corp.	480,403	49,832,203
Wal-Mart Stores, Inc.	629,585	43,120,277
Walgreens Boots Alliance, Inc.	382,165	32,193,579
		125,146,059
Food Products — 3.3%
Dean Foods Co.	1,220,916	21,146,265
General Mills, Inc.	300,157	19,014,946
Hormel Foods Corp.	392,919	16,989,818
Ingredion, Inc.	58,608	6,258,748
Pilgrim's Pride Corp.(1)	400,509	10,172,929
Tyson Foods, Inc., Class A	504,208	33,610,505
		107,193,211
Gas Utilities — 0.2%
ONE Gas, Inc.	63,651	3,889,076
UGI Corp.	53,172	2,142,300
		6,031,376
Health Care Equipment and Supplies — 3.0%
Abbott Laboratories	848,871	35,508,274
C.R. Bard, Inc.	153,199	31,048,841
Medtronic plc	185,859	13,939,425
St. Jude Medical, Inc.	325,642	17,910,310
		98,406,850

Health Care Providers and Services — 2.6%
Aetna, Inc.	299,474	33,645,904
AmerisourceBergen Corp.	211,804	18,331,636
Express Scripts Holding Co.(1)	461,115	31,673,989
		83,651,529
Hotels, Restaurants and Leisure — 3.4%
Bloomin' Brands, Inc.	1,011,299	17,060,614
Brinker International, Inc.	170,092	7,815,727
Carnival Corp.	586,201	30,933,827
Darden Restaurants, Inc.	400,797	26,572,841
Diamond Resorts International, Inc.(1)	88,734	2,156,236
McDonald's Corp.	198,254	24,916,563
		109,455,808
Household Products — 1.3%
Procter & Gamble Co. (The)	506,363	41,678,739
Industrial Conglomerates — 1.5%
Carlisle Cos., Inc.	205,491	20,446,354
General Electric Co.	871,858	27,716,366
		48,162,720
Insurance — 2.5%
Aon plc	84,895	8,867,283
Aspen Insurance Holdings Ltd.	37,909	1,808,259
Everest Re Group Ltd.	56,917	11,237,123
Hanover Insurance Group, Inc. (The)	306,493	27,651,799
Primerica, Inc.	51,684	2,301,489
Prudential Financial, Inc.	428,402	30,939,192
		82,805,145
Internet and Catalog Retail — 2.5%
Amazon.com, Inc.(1)	110,158	65,394,195
Liberty Interactive Corp. QVC Group, Class A(1)	654,647	16,529,837
		81,924,032
Internet Software and Services — 5.6%
Alphabet, Inc., Class A(1)	141,372	107,852,699
eBay, Inc.(1)	1,247,491	29,765,135
Facebook, Inc., Class A(1)	390,372	44,541,445
		182,159,279
IT Services — 1.9%
International Business Machines Corp.	356,762	54,031,605
PayPal Holdings, Inc.(1)	198,941	7,679,123
		61,710,728
Life Sciences Tools and Services — 1.0%
Thermo Fisher Scientific, Inc.	241,266	34,160,853
Machinery — 2.0%
PACCAR, Inc.	586,184	32,058,403
Stanley Black & Decker, Inc.	301,859	31,758,585
		63,816,988
Media — 2.8%
CBS Corp., Class B	26,691	1,470,407
Scripps Networks Interactive, Inc., Class A	170,951	11,197,291
Time Warner, Inc.	500,868	36,337,973
Viacom, Inc., Class B	613,824	25,338,655
Walt Disney Co. (The)	182,639	18,137,879
		92,482,205

Metals and Mining — 1.0%
Carpenter Technology Corp.	57,223	1,958,743
Newmont Mining Corp.	1,094,507	29,091,996
		31,050,739
Multiline Retail — 1.2%
Target Corp.	479,854	39,482,387
Oil, Gas and Consumable Fuels — 3.2%
Chevron Corp.	337,953	32,240,716
CVR Energy, Inc.	121,186	3,162,955
Exxon Mobil Corp.	747,921	62,518,716
Tesoro Corp.	12,497	1,074,867
World Fuel Services Corp.	118,989	5,780,486
		104,777,740
Personal Products — 0.7%
Herbalife Ltd.(1)	347,475	21,390,561
Pharmaceuticals — 4.3%
Johnson & Johnson	428,439	46,357,100
Merck & Co., Inc.	1,009,054	53,389,047
Mylan NV(1)	172,829	8,010,624
Pfizer, Inc.	1,085,995	32,188,892
		139,945,663
Real Estate Investment Trusts (REITs) — 2.4%
Lamar Advertising Co., Class A	476,101	29,280,212
Liberty Property Trust	121,077	4,051,236
Mid-America Apartment Communities, Inc.	169,120	17,285,755
Ryman Hospitality Properties, Inc.	405,669	20,883,840
Sunstone Hotel Investors, Inc.	457,020	6,398,280
		77,899,323
Real Estate Management and Development — 1.1%
Jones Lang LaSalle, Inc.	165,763	19,447,315
Realogy Holdings Corp.(1)	413,143	14,918,594
		34,365,909
Semiconductors and Semiconductor Equipment — 4.0%
Analog Devices, Inc.	357,329	21,150,303
Applied Materials, Inc.	1,501,053	31,792,303
Intel Corp.	1,631,060	52,764,791
QUALCOMM, Inc.	461,727	23,612,719
		129,320,116
Software — 6.2%
Activision Blizzard, Inc.	196,145	6,637,547
Adobe Systems, Inc.(1)	373,776	35,060,189
Intuit, Inc.	176,024	18,308,256
Microsoft Corp.	1,834,531	101,321,147
Oracle Corp.	193,124	7,900,703
Synopsys, Inc.(1)	300,877	14,574,482
VMware, Inc., Class A(1)	376,333	19,685,979
		203,488,303
Specialty Retail — 0.2%
Foot Locker, Inc.	83,501	5,385,815
Technology Hardware, Storage and Peripherals — 3.6%
Apple, Inc.	999,541	108,939,974
EMC Corp.	362,788	9,668,300
		118,608,274

Thrifts and Mortgage Finance — 0.6%
Essent Group Ltd.(1)	963,663	20,044,190
Tobacco — 0.8%
Philip Morris International, Inc.	264,463	25,946,465
TOTAL COMMON STOCKS (Cost $2,820,791,839)		3,231,742,654
TEMPORARY CASH INVESTMENTS — 0.5%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $10,292,600), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $10,089,028)		10,089,000
State Street Institutional Liquid Reserves Fund, Premier Class	6,589,895	6,589,895
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,678,895)		16,678,895
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $2,837,470,734)		3,248,421,549
OTHER ASSETS AND LIABILITIES — 0.3%		10,898,953
TOTAL NET ASSETS — 100.0%		$3,259,320,502

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	3,231,742,654	—	—
Temporary Cash Investments	6,589,895	10,089,000	—
	3,238,332,549	10,089,000	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$2,841,132,147
Gross tax appreciation of investments	$504,877,347
Gross tax depreciation of investments	(97,587,945)
Net tax appreciation (depreciation) of investments	$407,289,402

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Gold Fund
March 31, 2016

Global Gold - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Australia — 5.8%
Evolution Mining Ltd.	236,100	275,093
Newcrest Mining Ltd.(1)	1,477,513	19,208,691
Northern Star Resources Ltd.	487,500	1,281,768
		20,765,552
Canada — 64.6%
Agnico-Eagle Mines Ltd.	454,666	16,450,245
Agnico-Eagle Mines Ltd. New York Shares	192,600	6,964,416
Alacer Gold Corp.(1)	629,000	1,138,133
Alamos Gold, Inc., Class A	669,600	3,547,140
ATAC Resources Ltd.(1)	2,073,300	830,118
B2Gold Corp.(1)	2,780,182	4,623,825
Barrick Gold Corp.	1,511,512	20,526,333
Centerra Gold, Inc.	63,600	295,290
Continental Gold, Inc.(1)	621,000	822,422
Detour Gold Corp.(1)	932,201	14,678,353
Eldorado Gold Corp.	2,020,100	6,346,108
First Majestic Silver Corp.(1)	102,400	663,875
Franco-Nevada Corp.	402,494	24,718,323
GoGold Resources, Inc.(1)	6,397,425	5,221,383
Gold Standard Ventures Corp.(1)	3,500,000	3,640,000
Gold Standard Ventures Corp. (Acquired 2/25/14, Cost $6,052,538)(1)(2)	8,877,162	9,295,815
Goldcorp, Inc.	1,193,376	19,360,487
Goldcorp, Inc. New York Shares	39,500	641,085
Guyana Goldfields, Inc.(1)	2,014,421	7,026,238
IAMGOLD Corp.(1)	341,519	752,065
Kinross Gold Corp.(1)	930,152	3,172,723
Kinross Gold Corp. New York Shares(1)	1,046,657	3,558,634
MAG Silver Corp.(1)	334,000	3,152,909
Nevsun Resources Ltd.	220,400	712,747
New Gold, Inc.(1)	1,652,600	6,171,403
OceanaGold Corp.	1,859,053	5,110,159
Orezone Gold Corp.(1)(3)	6,200,000	2,386,911
Osisko Gold Royalties Ltd.	539,090	5,757,211
Pan American Silver Corp.	78,270	850,951
Pan American Silver Corp. NASDAQ Shares	145,300	1,579,411
Premier Gold Mines Ltd.(1)	2,398,800	5,725,721
Pretium Resources, Inc.(1)	294,900	1,582,639
Primero Mining Corp.(1)	786,212	1,428,651
Roxgold, Inc.(1)	6,088,400	4,078,466
Sandstorm Gold Ltd.(1)	603,807	1,975,884
SEMAFO, Inc.(1)	1,463,100	5,215,902
Silver Wheaton Corp.	774,600	12,842,868
Tahoe Resources, Inc.	412,200	4,132,315
Torex Gold Resources, Inc.(1)	3,147,390	4,410,587
Yamana Gold, Inc.	1,833,522	5,562,330
Yamana Gold, Inc. New York Shares	1,252,081	3,806,326
		230,756,402

China — 1.0%
Zhaojin Mining Industry Co. Ltd.	1,406,500	1,091,498
Zijin Mining Group Co. Ltd., H Shares	7,992,000	2,472,597
		3,564,095
Hong Kong — 0.1%
G-Resources Group Ltd.	24,249,000	481,395
Peru — 1.6%
Cia de Minas Buenaventura SAA ADR(1)	784,700	5,775,392
South Africa — 7.3%
AngloGold Ashanti Ltd.(1)	435,302	6,030,120
AngloGold Ashanti Ltd. ADR(1)	544,276	7,451,139
Gold Fields Ltd.	1,638,310	6,471,257
Harmony Gold Mining Co. Ltd.(1)	773,950	2,806,259
Sibanye Gold Ltd. ADR	215,800	3,273,686
		26,032,461
United Kingdom — 8.5%
Centamin plc	271,300	344,454
Fresnillo plc	200,203	2,738,832
Randgold Resources Ltd. ADR	300,800	27,315,648
		30,398,934
United States — 10.1%
Coeur Mining, Inc.(1)	225,959	1,269,890
Hecla Mining Co.	513,475	1,427,460
Newmont Mining Corp.	706,514	18,779,142
Royal Gold, Inc.	285,021	14,618,727
		36,095,219
TOTAL COMMON STOCKS (Cost $293,614,779)		353,869,450
WARRANTS†
Canada†
Sandstorm Gold Ltd.(1) (Cost $—)	115,000	12,839
TEMPORARY CASH INVESTMENTS — 0.8%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $1,723,525), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $1,688,005)		1,688,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,106,495	1,106,495
TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,794,495)		2,794,495
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $296,409,274)		356,676,784
OTHER ASSETS AND LIABILITIES — 0.2%		569,208
TOTAL NET ASSETS — 100.0%		$357,245,992

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $9,295,815, which represented 2.6% of total net assets.

(3)
Affiliated Company: the fund’s holding represents ownership of 5% or more of the voting securities of the company; therefore, the company is affiliated as defined in the Investment Company Act of 1940.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Canada	53,559,073	177,197,329	—
Peru	5,775,392	—	—
South Africa	10,724,825	15,307,636	—
United Kingdom	27,315,648	3,083,286	—
United States	36,095,219	—	—
Other Countries	—	24,811,042	—
Warrants	—	12,839	—
Temporary Cash Investments	1,106,495	1,688,000	—
	134,576,652	222,100,132	—

3. Affiliated Company Transactions

If a fund's holding represents ownership of 5% or more of the voting securities of a company, the company is affiliated as defined in the 1940 Act. A summary of transactions for each company which is or was an affiliate at or during the nine months ended March 31, 2016 follows:

Company	Beginning Value	Purchase Cost	Sales Cost	Realized Gain (Loss)	Dividend Income	Ending Value
Gold Standard Ventures Corp.(1),(2),(3),(4)	$4,596,663	—	—	—	—	—(1)
Orezone Gold Corp.(3)	—	$2,346,263	—	—	—	$2,386,911
	$4,596,663	$2,346,263	—	—	—	$2,386,911

(1) Company was not affiliate at March 31, 2016.
(2) Includes all common stocks and warrants of the issuer held by the fund.
(3) Non-income producing.
(4) A portion has been deemed restricted.

4. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$314,644,767
Gross tax appreciation of investments	$103,433,697
Gross tax depreciation of investments	(61,401,680)
Net tax appreciation (depreciation) of investments	$42,032,017

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and the realization to ordinary income for tax purposes of unrealized gains on investments in passive foreign investment companies.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Income & Growth Fund
March 31, 2016

Income & Growth - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.0%
Aerospace and Defense — 2.2%
Boeing Co. (The)	180,385	22,898,072
General Dynamics Corp.	43,283	5,686,087
Honeywell International, Inc.	124,518	13,952,242
		42,536,401
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	215,129	22,689,656
Automobiles — 2.0%
Ford Motor Co.	1,479,203	19,969,240
General Motors Co.	607,223	19,085,019
		39,054,259
Banks — 2.8%
Bank of America Corp.	58,636	792,759
JPMorgan Chase & Co.	447,467	26,498,996
SunTrust Banks, Inc.	437,369	15,780,273
Umpqua Holdings Corp.	23,457	372,028
Wells Fargo & Co.	210,100	10,160,436
		53,604,492
Beverages — 2.9%
Coca-Cola Co. (The)	392,823	18,223,059
Dr Pepper Snapple Group, Inc.	78,811	7,047,280
PepsiCo, Inc.	290,100	29,729,448
		54,999,787
Biotechnology — 5.2%
AbbVie, Inc.	451,566	25,793,450
Amgen, Inc.	176,704	26,493,231
Biogen, Inc.(1)	78,238	20,366,916
Gilead Sciences, Inc.	302,943	27,828,344
		100,481,941
Capital Markets — 1.4%
BGC Partners, Inc., Class A	1,160,046	10,498,416
NorthStar Asset Management Group, Inc.	871,883	9,895,872
Waddell & Reed Financial, Inc., Class A	230,376	5,423,051
WisdomTree Investments, Inc.	102,639	1,173,164
		26,990,503
Chemicals — 4.2%
Air Products & Chemicals, Inc.	129,588	18,667,151
Dow Chemical Co. (The)	391,393	19,906,248
Eastman Chemical Co.	200,845	14,507,034
Monsanto Co.	104,109	9,134,524
PPG Industries, Inc.	157,073	17,512,069
		79,727,026
Commercial Services and Supplies — 0.9%
Pitney Bowes, Inc.	770,656	16,599,930
Communications Equipment — 1.7%
Cisco Systems, Inc.	1,123,205	31,977,646
Consumer Finance — 1.1%
American Express Co.	67,619	4,151,807

Discover Financial Services	325,882	16,593,911
		20,745,718
Containers and Packaging — 1.6%
Avery Dennison Corp.	200,257	14,440,532
International Paper Co.	407,983	16,743,623
		31,184,155
Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc., Class B(1)	85,040	12,065,475
Diversified Telecommunication Services — 4.2%
AT&T, Inc.	1,071,404	41,966,895
Verizon Communications, Inc.	700,255	37,869,790
		79,836,685
Electric Utilities — 2.0%
NextEra Energy, Inc.	23,752	2,810,812
PPL Corp.	489,793	18,646,419
Southern Co. (The)	316,175	16,355,733
		37,812,964
Energy Equipment and Services — 0.7%
Noble Corp. plc	1,278,694	13,234,483
Food and Staples Retailing — 1.5%
Wal-Mart Stores, Inc.	414,030	28,356,915
Walgreens Boots Alliance, Inc.	4,447	374,615
		28,731,530
Food Products — 1.9%
Campbell Soup Co.	27,628	1,762,390
ConAgra Foods, Inc.	132,416	5,908,402
General Mills, Inc.	302,988	19,194,290
Hormel Foods Corp.	58,802	2,542,598
Tyson Foods, Inc., Class A	112,606	7,506,316
		36,913,996
Health Care Equipment and Supplies — 3.2%
Abbott Laboratories	506,285	21,177,901
Baxter International, Inc.	57,477	2,361,155
C.R. Bard, Inc.	6,713	1,360,524
Medtronic plc	120,868	9,065,100
ResMed, Inc.	209,329	12,103,403
St. Jude Medical, Inc.	285,198	15,685,890
		61,753,973
Health Care Providers and Services — 1.7%
Aetna, Inc.	169,447	19,037,371
AmerisourceBergen Corp.	164,264	14,217,049
		33,254,420
Hotels, Restaurants and Leisure — 2.9%
Carnival Corp.	340,207	17,952,723
Darden Restaurants, Inc.	266,374	17,660,596
McDonald's Corp.	85,876	10,792,896
Yum! Brands, Inc.	116,522	9,537,326
		55,943,541
Household Durables — 1.7%
Garmin Ltd.	420,977	16,822,241
Tupperware Brands Corp.	273,550	15,860,429
		32,682,670

Household Products — 2.5%
Clorox Co. (The)	66,110	8,333,827
Procter & Gamble Co. (The)	470,950	38,763,894
		47,097,721
Industrial Conglomerates — 0.9%
General Electric Co.	515,607	16,391,147
Insurance — 1.0%
Everest Re Group Ltd.	6,506	1,284,480
Prudential Financial, Inc.	251,600	18,170,552
		19,455,032
Internet and Catalog Retail — 0.4%
Amazon.com, Inc.(1)	13,093	7,772,529
Internet Software and Services — 2.2%
Alphabet, Inc., Class A(1)	24,417	18,627,729
Alphabet, Inc., Class C(1)	16,900	12,589,655
Facebook, Inc., Class A(1)	104,412	11,913,409
		43,130,793
IT Services — 3.0%
Accenture plc, Class A	51,828	5,980,951
International Business Machines Corp.	208,802	31,623,063
Paychex, Inc.	263,304	14,221,049
Western Union Co. (The)	296,264	5,714,933
		57,539,996
Leisure Products — 0.8%
Mattel, Inc.	469,126	15,772,016
Machinery — 1.8%
PACCAR, Inc.	328,375	17,958,829
Stanley Black & Decker, Inc.	152,459	16,040,211
		33,999,040
Media — 2.0%
Comcast Corp., Class A	9,363	571,892
Time Warner, Inc.	287,918	20,888,451
Viacom, Inc., Class B	398,027	16,430,554
Walt Disney Co. (The)	14,651	1,454,991
		39,345,888
Metals and Mining — 0.7%
Nucor Corp.	266,071	12,585,158
Reliance Steel & Aluminum Co.	17,636	1,220,235
		13,805,393
Multi-Utilities — 0.9%
Consolidated Edison, Inc.	77,493	5,937,513
Public Service Enterprise Group, Inc.	235,284	11,091,288
		17,028,801
Multiline Retail — 1.2%
Target Corp.	268,511	22,093,085
Oil, Gas and Consumable Fuels — 3.2%
Chevron Corp.	105,529	10,067,466
ConocoPhillips	93,797	3,777,205
Exxon Mobil Corp.	346,554	28,968,449
Valero Energy Corp.	289,176	18,547,749
		61,360,869
Pharmaceuticals — 6.3%
Eli Lilly & Co.	163,372	11,764,418

Johnson & Johnson	435,160	47,084,312
Merck & Co., Inc.	555,746	29,404,521
Pfizer, Inc.	1,107,714	32,832,643
		121,085,894
Real Estate Investment Trusts (REITs) — 4.7%
Corporate Office Properties Trust	307,211	8,061,217
Crown Castle International Corp.	99,210	8,581,665
Hospitality Properties Trust	346,832	9,211,858
Liberty Property Trust	459,574	15,377,346
Mid-America Apartment Communities, Inc.	182,063	18,608,659
Public Storage	34,454	9,503,447
Weyerhaeuser Co.	541,983	16,790,633
WP Carey, Inc.	65,730	4,091,035
		90,225,860
Semiconductors and Semiconductor Equipment — 5.2%
Analog Devices, Inc.	170,227	10,075,736
Applied Materials, Inc.	911,338	19,302,139
Intel Corp.	941,541	30,458,851
Intersil Corp., Class A	127,650	1,706,681
QUALCOMM, Inc.	452,040	23,117,326
Skyworks Solutions, Inc.	24,415	1,901,928
Teradyne, Inc.	657,458	14,194,518
		100,757,179
Software — 5.8%
CA, Inc.	560,156	17,247,203
Microsoft Corp.	1,106,176	61,094,100
Oracle Corp.	632,539	25,877,171
Symantec Corp.	354,016	6,506,814
		110,725,288
Specialty Retail — 0.6%
American Eagle Outfitters, Inc.	738,628	12,312,929
Technology Hardware, Storage and Peripherals — 6.4%
Apple, Inc.	718,562	78,316,073
EMC Corp.	611,169	16,287,654
HP, Inc.	189,554	2,335,305
NetApp, Inc.	349,773	9,545,305
Seagate Technology plc	451,338	15,548,594
		122,032,931
Tobacco — 1.8%
Philip Morris International, Inc.	348,487	34,190,060
TOTAL COMMON STOCKS (Cost $1,544,521,985)		1,898,943,702
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $11,724,213), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $11,489,032)		11,489,000
State Street Institutional Liquid Reserves Fund, Premier Class	7,503,281	7,503,281
TOTAL TEMPORARY CASH INVESTMENTS (Cost $18,992,281)		18,992,281
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,563,514,266)		1,917,935,983
OTHER ASSETS AND LIABILITIES†		858,229
TOTAL NET ASSETS — 100.0%		$1,918,794,212

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,898,943,702	—	—
Temporary Cash Investments	7,503,281	11,489,000	—
	1,906,446,983	11,489,000	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,568,314,636
Gross tax appreciation of investments	$399,178,364
Gross tax depreciation of investments	(49,557,017)
Net tax appreciation (depreciation) of investments	$349,621,347

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Core Equity Fund
March 31, 2016

International Core Equity - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 97.1%
Australia — 6.0%
Australia & New Zealand Banking Group Ltd.	9,918	178,358
Bank of Queensland Ltd.	10,030	93,185
BHP Billiton Ltd.	1,733	22,397
CIMIC Group Ltd.	5,688	151,558
Commonwealth Bank of Australia	3,555	204,164
Newcrest Mining Ltd.(1)	4,929	64,081
Qantas Airways Ltd.	119,833	373,862
Rio Tinto Ltd.	8,652	283,128
Telstra Corp. Ltd.	76,737	313,525
Treasury Wine Estates Ltd.	12,018	88,808
Westpac Banking Corp.	9,528	221,667
		1,994,733
Belgium — 1.1%
Anheuser-Busch InBev SA/NV	539	67,006
KBC Groep NV	6,105	314,937
		381,943
Denmark — 2.7%
Novo Nordisk A/S, B Shares	5,516	299,196
Pandora A/S	1,332	174,420
Vestas Wind Systems A/S	6,041	426,195
		899,811
France — 10.4%
Air France-KLM(1)	4,360	41,486
AXA SA	19,363	455,866
BNP Paribas SA	9,575	481,903
Bouygues SA	3,389	138,250
Cie Generale des Etablissements Michelin, Class B	1,754	179,489
Eutelsat Communications SA	329	10,628
Nexans SA(1)	1,739	78,202
Orange SA	17,324	303,481
Safran SA	5,746	401,979
Sanofi	2,869	231,332
Societe Generale SA	2,675	98,865
Suez Environnement Co.	13,366	245,172
TOTAL SA	6,040	275,329
UBISOFT Entertainment SA(1)	4,424	138,940
Valeo SA	1,084	168,741
Veolia Environnement SA	845	20,356
Vinci SA	2,823	210,309
		3,480,328
Germany — 9.5%
Allianz SE	2,412	392,343
BASF SE	2,289	172,688
Bayer AG	2,529	297,271
Continental AG	1,089	247,835
Deutsche Telekom AG	27,832	499,595
Deutsche Wohnen AG	1,205	37,474

E.ON SE	16,288	156,391
METRO AG	5,254	162,795
Muenchener Rueckversicherungs-Gesellschaft AG	1,613	328,084
ProSiebenSat.1 Media SE	7,514	386,340
SAP SE	2,747	222,245
STADA Arzneimittel AG	4,897	194,389
Wincor Nixdorf AG(1)	1,292	79,227
		3,176,677
Hong Kong — 4.1%
CK Hutchison Holdings Ltd.	29,500	382,946
Hang Seng Bank Ltd.	17,000	300,451
Link REIT	50,000	296,493
VTech Holdings Ltd.	5,500	65,299
WH Group Ltd.(1)	438,000	317,320
		1,362,509
Israel — 1.4%
Teva Pharmaceutical Industries Ltd.	8,372	451,782
Italy — 2.9%
Enel SpA	69,596	308,695
Eni SpA	9,542	144,409
EXOR SpA	2,191	78,534
Mediaset SpA	20,194	83,321
Prysmian SpA	16,063	363,917
		978,876
Japan — 22.5%
Bandai Namco Holdings, Inc.	3,900	85,038
Bridgestone Corp.	5,600	209,232
Canon, Inc.	5,800	172,900
Central Japan Railway Co.	1,000	176,863
Chiyoda Corp.	9,000	65,974
Coca-Cola West Co. Ltd.	7,900	195,561
CyberAgent, Inc.	3,700	171,940
Daiwa House Industry Co. Ltd.	5,600	157,533
Fuji Heavy Industries Ltd.	10,200	360,256
FUJIFILM Holdings Corp.	7,100	280,795
Fujitsu General Ltd.	5,000	77,169
Hitachi Kokusai Electric, Inc.	6,000	72,131
Hoya Corp.	3,000	114,114
Iida Group Holdings Co. Ltd.	11,900	232,089
Japan Airlines Co. Ltd.	9,000	329,628
Japan Tobacco, Inc.	3,100	129,184
JX Holdings, Inc.	84,400	325,316
Kao Corp.	3,000	160,016
KDDI Corp.	4,300	114,850
Lawson, Inc.	3,600	301,320
Mazda Motor Corp.	2,000	31,036
Mitsubishi Chemical Holdings Corp.	38,300	199,931
Mitsubishi Motors Corp.	5,700	42,695
Mitsui Chemicals, Inc.	26,000	86,632
Mixi, Inc.	7,200	267,413
Nexon Co. Ltd.	18,800	320,558
Nippon Telegraph & Telephone Corp.	9,700	417,838
NTT Data Corp.	6,400	321,294

NTT DOCOMO, Inc.	9,900	224,530
OKUMA Corp.	22,000	153,841
ORIX Corp.	26,700	380,886
Panasonic Corp.	3,800	34,895
Pola Orbis Holdings, Inc.	3,700	306,731
SBI Holdings, Inc.	5,100	51,795
Sony Corp.	10,900	280,188
Sumitomo Chemical Co. Ltd.	27,000	122,111
Sumitomo Mitsui Financial Group, Inc.	2,000	60,634
Tokyo Electric Power Co., Inc.(1)	59,600	327,801
Toyota Motor Corp.	2,100	111,060
TS Tech Co. Ltd.	2,200	51,489
		7,525,267
Netherlands — 3.9%
Altice NV(1)	4,737	84,411
Boskalis Westminster NV	2,846	111,873
Heineken Holding NV	2,208	172,306
Heineken NV	736	66,706
ING Groep NV CVA	32,384	391,713
Koninklijke Ahold NV	18,763	422,098
Unilever NV CVA	819	36,704
		1,285,811
Norway — 1.0%
Norsk Hydro ASA	40,497	166,741
Subsea 7 SA(1)	23,337	176,691
		343,432
Portugal — 0.2%
Jeronimo Martins SGPS SA	4,342	71,048
Singapore — 1.0%
Oversea-Chinese Banking Corp. Ltd.	8,900	58,371
United Overseas Bank Ltd.	20,600	288,402
		346,773
Spain — 2.4%
Banco Santander SA	40,454	178,330
Endesa SA	11,950	229,397
Grupo Catalana Occidente SA	1,565	44,431
Industria de Diseno Textil SA	9,982	335,815
		787,973
Sweden — 4.1%
Atlas Copco AB, A Shares	3,918	98,599
Axfood AB	16,869	311,687
Fastighets AB Balder(1)	9,886	250,857
Intrum Justitia AB	10,758	379,526
Investor AB, B Shares	538	19,046
Peab AB	29,837	263,703
Swedish Match AB	1,245	42,265
		1,365,683
Switzerland — 6.8%
Adecco SA	2,682	174,746
Nestle SA	3,804	284,247
Novartis AG	7,780	563,950
Roche Holding AG	3,266	803,975

Swiss Reinsurance Co.	4,913	454,231
		2,281,149
United Kingdom — 17.1%
AstraZeneca plc	5,393	302,276
Aviva plc	45,971	301,144
Berkeley Group Holdings plc	6,619	305,920
BGEO Group plc	2,197	63,992
BHP Billiton plc	19,854	223,218
BP plc	24,899	125,218
British American Tobacco plc	1,586	93,166
British Land Co. plc (The)	6,644	66,845
BT Group plc	19,649	124,313
Debenhams plc	256,232	276,746
GKN plc	56,538	234,513
Go-Ahead Group plc	7,947	302,468
HSBC Holdings plc	50,739	316,200
Imperial Brands plc	9,177	509,161
Land Securities Group plc	7,447	117,760
Legal & General Group plc	93,313	315,217
Man Group plc	107,882	236,292
Marks & Spencer Group plc	10,399	60,668
Moneysupermarket.com Group plc	19,787	90,287
Reckitt Benckiser Group plc	479	46,300
Rio Tinto plc	13,185	370,312
Royal Dutch Shell plc, B Shares	21,554	526,267
SABMiller plc	1,127	68,890
Segro plc	29,557	174,177
Shire plc	1,638	93,138
Sky plc	25,308	372,209
		5,716,697
TOTAL COMMON STOCKS (Cost $32,488,665)		32,450,492
EXCHANGE-TRADED FUNDS — 2.4%
iShares MSCI Japan ETF	28,546	325,710
iShares MSCI EAFE ETF	8,499	485,548
TOTAL EXCHANGE-TRADED FUNDS (Cost $863,153)		811,258
TEMPORARY CASH INVESTMENTS — 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost $77,412)	77,412	77,412
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $33,429,230)		33,339,162
OTHER ASSETS AND LIABILITIES — 0.3%		101,114
TOTAL NET ASSETS — 100.0%		$33,440,276

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Financials	22.4%
Industrials	13.7%
Consumer Discretionary	13.6%
Consumer Staples	11.5%
Health Care	9.8%
Information Technology	6.4%
Telecommunication Services	5.9%
Materials	5.2%
Energy	4.7%
Utilities	3.9%
Exchange-Traded Funds	2.4%
Cash and Equivalents*	0.5%
* Includes temporary cash investments and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
CVA	-	Certificaten Van Aandelen

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	—	32,450,492	—
Exchange-Traded Funds	811,258	—	—
Temporary Cash Investments	77,412	—	—
	888,670	32,450,492	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$33,555,522
Gross tax appreciation of investments	$2,197,072
Gross tax depreciation of investments	(2,413,432)
Net tax appreciation (depreciation) of investments	$(216,360)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Equity Market Neutral Fund
March 31, 2016

AC Alternatives Equity Market Neutral - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 96.2%
Aerospace and Defense — 2.8%
B/E Aerospace, Inc.(1)	7,346	338,797
Boeing Co. (The)	1,272	161,468
BWX Technologies, Inc.(1)	6,613	221,932
Huntington Ingalls Industries, Inc.	5,249	718,798
Moog, Inc., Class A(1)(2)	14,898	680,541
Spirit AeroSystems Holdings, Inc., Class A(1)(2)	13,828	627,238
Textron, Inc.(1)	17,936	653,947
		3,402,721
Air Freight and Logistics — 1.3%
CH Robinson Worldwide, Inc.(1)	4,149	307,980
Expeditors International of Washington, Inc.(1)	13,134	641,071
United Parcel Service, Inc., Class B(1)	6,420	677,117
		1,626,168
Airlines — 1.9%
Delta Air Lines, Inc.(1)	13,524	658,348
Hawaiian Holdings, Inc.(2)	5,474	258,318
JetBlue Airways Corp.(1)(2)	17,517	369,959
Southwest Airlines Co.(1)	6,111	273,773
United Continental Holdings, Inc.(1)(2)	12,670	758,426
		2,318,824
Auto Components — 2.0%
Cooper Tire & Rubber Co.(1)	17,270	639,336
Gentex Corp.(1)	39,697	622,846
Goodyear Tire & Rubber Co. (The)(1)	21,046	694,097
Lear Corp.	4,667	518,830
		2,475,109
Banks — 0.8%
Citigroup, Inc.(1)	10,988	458,749
PacWest Bancorp(1)	13,105	486,851
		945,600
Beverages — 0.6%
PepsiCo, Inc.(1)	6,765	693,277
Biotechnology — 2.1%
AbbVie, Inc.	5,080	290,170
Amgen, Inc.	1,969	295,212
Biogen, Inc.(2)	1,098	285,831
Celgene Corp.(2)	2,173	217,495
Gilead Sciences, Inc.	2,787	256,014
Halozyme Therapeutics, Inc.(1)(2)	25,889	245,169
Medivation, Inc.(1)(2)	7,982	367,012
Myriad Genetics, Inc.(1)(2)	8,700	325,641
United Therapeutics Corp.(1)(2)	2,613	291,167
		2,573,711
Building Products — 1.1%
Owens Corning(1)	15,405	728,348
USG Corp.(1)(2)	26,290	652,255
		1,380,603

Capital Markets — 3.1%
Affiliated Managers Group, Inc.(2)	4,525	734,860
Artisan Partners Asset Management, Inc., Class A(1)	21,084	650,231
BGC Partners, Inc., Class A(1)	60,832	550,530
Evercore Partners, Inc., Class A	3,204	165,807
Federated Investors, Inc., Class B(1)	25,531	736,569
Janus Capital Group, Inc.(1)	21,336	312,146
Legg Mason, Inc.(1)	6,515	225,940
WisdomTree Investments, Inc.(1)	39,598	452,605
		3,828,688
Chemicals — 4.0%
Air Products & Chemicals, Inc.	4,908	706,997
Cabot Corp.(1)	18,075	873,565
Dow Chemical Co. (The)(1)	10,574	537,794
Eastman Chemical Co.(1)	8,997	649,853
LyondellBasell Industries NV, Class A(1)	7,549	646,044
Minerals Technologies, Inc.(1)	14,494	823,984
PolyOne Corp.(1)	17,701	535,455
Westlake Chemical Corp.(1)	2,924	135,381
		4,909,073
Commercial Services and Supplies — 2.1%
Deluxe Corp.(1)	11,734	733,257
Herman Miller, Inc.(1)	25,717	794,398
Pitney Bowes, Inc.(1)	36,137	778,391
Ritchie Bros Auctioneers, Inc.(1)	9,934	269,013
		2,575,059
Communications Equipment — 2.2%
Brocade Communications Systems, Inc.(1)	75,481	798,589
Ciena Corp.(1)(2)	35,892	682,666
F5 Networks, Inc.(2)	1,988	210,430
Juniper Networks, Inc.(1)	20,617	525,940
Polycom, Inc.(1)(2)	44,576	497,022
		2,714,647
Consumer Finance — 0.6%
American Express Co.(1)	7,618	467,745
Synchrony Financial(1)(2)	8,438	241,833
		709,578
Containers and Packaging — 2.1%
Avery Dennison Corp.(1)	9,417	679,060
Berry Plastics Group, Inc.(1)(2)	20,094	726,398
Graphic Packaging Holding Co.(1)	54,396	698,989
Sealed Air Corp.	10,106	485,189
		2,589,636
Diversified Consumer Services — 0.9%
Houghton Mifflin Harcourt Co.(1)(2)	21,146	421,651
ServiceMaster Global Holdings, Inc.(1)(2)	16,392	617,651
		1,039,302
Diversified Financial Services — 2.1%
Markit Ltd.(1)(2)	21,274	752,036
Morningstar, Inc.(1)	6,447	569,077
MSCI, Inc., Class A(1)	9,251	685,314
Nasdaq, Inc.(1)	8,083	536,549
		2,542,976

Diversified Telecommunication Services — 0.1%
Level 3 Communications, Inc.(2)	3,210	169,649
Electric Utilities — 1.3%
FirstEnergy Corp.(1)	16,587	596,635
NextEra Energy, Inc.(1)	5,865	694,064
OGE Energy Corp.(1)	11,251	322,116
		1,612,815
Electronic Equipment, Instruments and Components — 0.6%
Belden, Inc.	3,392	208,201
VeriFone Systems, Inc.(1)(2)	20,090	567,342
		775,543
Energy Equipment and Services — 2.1%
Cameron International Corp.(1)(2)	11,068	742,109
Dril-Quip, Inc.(1)(2)	10,383	628,795
Ensco plc, Class A	54,193	561,982
Rowan Cos. plc	36,644	589,968
		2,522,854
Food and Staples Retailing — 1.2%
CVS Health Corp.	3,403	352,993
SUPERVALU, Inc.(1)(2)	84,498	486,708
Wal-Mart Stores, Inc.(1)	9,473	648,806
		1,488,507
Food Products — 3.6%
Cal-Maine Foods, Inc.(1)	11,917	618,612
ConAgra Foods, Inc.(1)	13,400	597,908
Dean Foods Co.(1)	36,949	639,957
General Mills, Inc.(1)	9,581	606,956
Ingredion, Inc.	5,041	538,328
Pilgrim's Pride Corp.(1)(2)	29,199	741,655
Seaboard Corp.(2)	222	666,668
		4,410,084
Gas Utilities — 1.1%
ONE Gas, Inc.(1)	10,683	652,731
UGI Corp.(1)	17,192	692,666
		1,345,397
Health Care Equipment and Supplies — 2.2%
Abbott Laboratories(1)	15,914	665,683
C.R. Bard, Inc.	3,275	663,744
Hologic, Inc.(1)(2)	17,528	604,716
ResMed, Inc.(1)	6,769	391,383
St. Jude Medical, Inc.(1)	7,955	437,525
		2,763,051
Health Care Providers and Services — 3.1%
Aetna, Inc.(1)	5,913	664,325
AmerisourceBergen Corp.	4,321	373,983
Express Scripts Holding Co.(1)(2)	9,124	626,728
LifePoint Health, Inc.(1)(2)	9,186	636,130
McKesson Corp.	1,900	298,775
Molina Healthcare, Inc.(1)(2)	10,888	702,167
Universal Health Services, Inc., Class B	4,061	506,488
		3,808,596
Health Care Technology — 1.4%
Allscripts Healthcare Solutions, Inc.(1)(2)	49,837	658,347

Medidata Solutions, Inc.(1)(2)	17,256	667,979
Veeva Systems, Inc., Class A(1)(2)	17,171	429,962
		1,756,288
Hotels, Restaurants and Leisure — 5.1%
Bloomin' Brands, Inc.(1)	38,370	647,302
Boyd Gaming Corp.(1)(2)	27,839	575,154
Brinker International, Inc.(1)	12,939	594,547
Carnival Corp.(1)	14,010	739,308
Churchill Downs, Inc.	4,780	706,866
Cracker Barrel Old Country Store, Inc.	4,117	628,542
Darden Restaurants, Inc.(1)	10,294	682,492
Diamond Resorts International, Inc.(1)(2)	35,001	850,524
La Quinta Holdings, Inc.(1)(2)	30,531	381,638
Norwegian Cruise Line Holdings Ltd.(1)(2)	8,552	472,840
		6,279,213
Household Durables — 0.7%
D.R. Horton, Inc.(1)	17,169	519,019
Garmin Ltd.(1)	6,663	266,254
Harman International Industries, Inc.(1)	1,429	127,238
		912,511
Household Products — 0.7%
Procter & Gamble Co. (The)(1)	7,319	602,427
Spectrum Brands Holdings, Inc.	2,116	231,236
		833,663
Industrial Conglomerates — 0.6%
Carlisle Cos., Inc.(1)	7,091	705,554
Insurance — 1.7%
Aspen Insurance Holdings Ltd.(1)	14,259	680,154
Hanover Insurance Group, Inc. (The)(1)	7,916	714,182
Prudential Financial, Inc.(1)	9,468	683,779
		2,078,115
Internet and Catalog Retail — 1.1%
Amazon.com, Inc.(2)	1,230	730,177
Liberty Interactive Corp. QVC Group, Class A(1)(2)	26,545	670,261
		1,400,438
Internet Software and Services — 1.6%
Alphabet, Inc., Class A(2)	389	296,768
eBay, Inc.(1)(2)	9,406	224,427
Endurance International Group Holdings, Inc.(1)(2)	36,218	381,376
Facebook, Inc., Class A(2)	5,117	583,850
VeriSign, Inc.(1)(2)	5,980	529,469
		2,015,890
IT Services — 3.0%
Amdocs Ltd.(1)	12,957	782,862
Computer Sciences Corp.(1)	11,191	384,858
Convergys Corp.(1)	12,215	339,210
Global Payments, Inc.	1,272	83,062
Jack Henry & Associates, Inc.(1)	6,659	563,152
NeuStar, Inc., Class A(1)(2)	28,917	711,358
PayPal Holdings, Inc.(1)(2)	9,406	363,072
Teradata Corp.(2)	6,990	183,418
Xerox Corp.(1)	23,440	261,590
		3,672,582

Life Sciences Tools and Services — 1.5%
Bio-Rad Laboratories, Inc., Class A(2)	4,080	557,818
Bruker Corp.(1)	21,601	604,828
INC Research Holdings, Inc., Class A(1)(2)	16,426	676,915
		1,839,561
Machinery — 3.3%
Allison Transmission Holdings, Inc.	5,289	142,697
Crane Co.	4,089	220,234
Graco, Inc.	2,627	220,563
ITT Corp.(1)	7,813	288,222
Kennametal, Inc.(1)	33,543	754,382
PACCAR, Inc.(1)	12,539	685,758
Rexnord Corp.(1)(2)	27,866	563,450
Stanley Black & Decker, Inc.(1)	6,346	667,663
Timken Co. (The)	16,719	559,919
		4,102,888
Marine — 0.5%
Matson, Inc.(1)	15,666	629,303
Media — 1.9%
AMC Networks, Inc., Class A(1)(2)	9,427	612,189
MSG Networks, Inc., Class A(1)(2)	34,165	590,713
Scripps Networks Interactive, Inc., Class A(1)	11,247	736,679
Viacom, Inc., Class B(1)	8,336	344,110
		2,283,691
Metals and Mining — 2.4%
Carpenter Technology Corp.(1)	22,144	757,989
Commercial Metals Co.(1)	26,966	457,613
Newmont Mining Corp.(1)	22,737	604,350
Steel Dynamics, Inc.(1)	38,389	864,136
Worthington Industries, Inc.(1)	8,405	299,554
		2,983,642
Multi-Utilities — 0.4%
Public Service Enterprise Group, Inc.(1)	10,762	507,321
Multiline Retail — 1.1%
Big Lots, Inc.(1)	14,100	638,589
Target Corp.(1)	8,617	709,007
		1,347,596
Oil, Gas and Consumable Fuels — 1.8%
CVR Energy, Inc.(1)	4,720	123,192
Oneok, Inc.(1)	29,181	871,345
Southwestern Energy Co.(1)(2)	75,467	609,019
World Fuel Services Corp.	12,597	611,962
		2,215,518
Personal Products — 1.2%
Herbalife Ltd.(1)(2)	12,913	794,925
Nu Skin Enterprises, Inc., Class A(1)	19,041	728,318
		1,523,243
Pharmaceuticals — 2.3%
Catalent, Inc.(1)(2)	28,709	765,669
Jazz Pharmaceuticals plc(2)	2,181	284,730
Johnson & Johnson	4,426	478,893
Mallinckrodt plc(1)(2)	10,196	624,811
Merck & Co., Inc.(1)	4,068	215,238

Pfizer, Inc.(1)	16,280	482,539
		2,851,880
Professional Services — 0.3%
TriNet Group, Inc.(1)(2)	24,403	350,183
Real Estate Investment Trusts (REITs) — 5.0%
Colony Capital, Inc.(1)	37,864	634,979
Corporate Office Properties Trust	7,232	189,768
Equity Lifestyle Properties, Inc.(1)	9,157	665,989
Gaming and Leisure Properties, Inc.(1)	19,472	602,074
Lamar Advertising Co., Class A(1)	12,684	780,066
Liberty Property Trust(1)	12,505	418,417
Mid-America Apartment Communities, Inc.(1)	7,550	771,686
RLJ Lodging Trust(1)	21,255	486,314
Ryman Hospitality Properties, Inc.(1)	12,894	663,783
Sunstone Hotel Investors, Inc.	45,414	635,796
VEREIT, Inc.(1)	37,124	329,290
		6,178,162
Real Estate Management and Development — 1.0%
Jones Lang LaSalle, Inc.	4,315	506,236
Realogy Holdings Corp.(1)(2)	20,883	754,085
		1,260,321
Road and Rail — 0.4%
Avis Budget Group, Inc.(1)(2)	17,646	482,795
Semiconductors and Semiconductor Equipment — 2.7%
Analog Devices, Inc.(1)	6,778	401,190
Microsemi Corp.(1)(2)	19,211	735,973
NVIDIA Corp.(1)	6,408	228,317
ON Semiconductor Corp.(1)(2)	46,894	449,713
Qorvo, Inc.(2)	4,826	243,279
Synaptics, Inc.(1)(2)	7,413	591,113
Teradyne, Inc.(1)	33,675	727,043
		3,376,628
Software — 2.8%
Cadence Design Systems, Inc.(1)(2)	22,731	535,997
Citrix Systems, Inc.(2)	4,394	345,281
Electronic Arts, Inc.(1)(2)	10,376	685,957
Mentor Graphics Corp.(1)	13,855	281,672
MicroStrategy, Inc., Class A(2)	2,121	381,186
Nuance Communications, Inc.(1)(2)	19,908	372,081
Synopsys, Inc.(1)(2)	10,953	530,563
VMware, Inc., Class A(1)(2)	7,056	369,099
		3,501,836
Specialty Retail — 3.0%
Abercrombie & Fitch Co., Class A(1)	24,949	786,891
American Eagle Outfitters, Inc.(1)	45,130	752,317
Best Buy Co., Inc.(1)	17,048	553,037
Chico's FAS, Inc.(1)	28,287	375,369
Foot Locker, Inc.(1)	8,844	570,438
Michaels Cos., Inc. (The)(1)(2)	25,504	713,347
		3,751,399
Technology Hardware, Storage and Peripherals — 0.3%
NetApp, Inc.(1)	14,596	398,325

Textiles, Apparel and Luxury Goods — 1.3%
Carter's, Inc.	5,468	576,218
PVH Corp.(1)	6,159	610,110
Wolverine World Wide, Inc.(1)	22,393	412,479
		1,598,807
Thrifts and Mortgage Finance — 0.6%
Essent Group Ltd.(1)(2)	35,561	739,669
Tobacco — 1.0%
Philip Morris International, Inc.(1)	6,751	662,341
Vector Group Ltd.(1)	26,872	613,756
		1,276,097
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(1)(2)	15,928	610,042
TOTAL COMMON STOCKS (Cost $114,249,185)		118,684,629
TEMPORARY CASH INVESTMENTS — 4.3%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $3,272,019), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $3,205,009)		3,205,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,093,311	2,093,311
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,298,311)		5,298,311
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 100.5% (Cost $119,547,496)		123,982,940
COMMON STOCKS SOLD SHORT — (95.9)%
Aerospace and Defense — (1.7)%
Hexcel Corp.	(13,962)	(610,279)
KLX, Inc.	(16,685)	(536,256)
Orbital ATK, Inc.	(3,341)	(290,467)
Raytheon Co.	(5,561)	(681,945)
		(2,118,947)
Air Freight and Logistics — (0.5)%
FedEx Corp.	(3,397)	(552,760)
Airlines — (1.0)%
Allegiant Travel Co.	(2,882)	(513,169)
Spirit Airlines, Inc.	(15,485)	(742,970)
		(1,256,139)
Auto Components — (1.5)%
BorgWarner, Inc.	(13,330)	(511,872)
Johnson Controls, Inc.	(12,931)	(503,921)
Magna International, Inc.	(19,191)	(824,445)
		(1,840,238)
Banks — (1.8)%
Bank of Hawaii Corp.	(9,572)	(653,576)
Cullen/Frost Bankers, Inc.	(3,376)	(186,051)
UMB Financial Corp.	(11,333)	(585,123)
Webster Financial Corp.	(12,604)	(452,484)
Wintrust Financial Corp.	(9,000)	(399,060)
		(2,276,294)
Beverages — (1.7)%
Brown-Forman Corp., Class B	(5,930)	(583,927)
Constellation Brands, Inc., Class A	(1,145)	(172,998)
Molson Coors Brewing Co., Class B	(6,531)	(628,152)
Monster Beverage Corp.	(5,063)	(675,303)
		(2,060,380)

Biotechnology — (2.1)%
Alexion Pharmaceuticals, Inc.	(2,006)	(279,275)
BioMarin Pharmaceutical, Inc.	(3,271)	(269,792)
Bluebird Bio, Inc.	(5,660)	(240,550)
Neurocrine Biosciences, Inc.	(6,896)	(272,737)
Novavax, Inc.	(59,981)	(309,502)
Portola Pharmaceuticals, Inc.	(5,401)	(110,180)
Puma Biotechnology, Inc.	(6,528)	(191,727)
Radius Health, Inc.	(10,302)	(323,895)
TESARO, Inc.	(7,259)	(319,614)
Ultragenyx Pharmaceutical, Inc.	(4,811)	(304,585)
		(2,621,857)
Capital Markets — (2.8)%
BlackRock, Inc.	(686)	(233,631)
Charles Schwab Corp. (The)	(24,570)	(688,451)
Goldman Sachs Group, Inc. (The)	(4,061)	(637,496)
Invesco Ltd.	(18,423)	(566,876)
Morgan Stanley	(19,918)	(498,149)
State Street Corp.	(8,346)	(488,408)
Stifel Financial Corp.	(12,191)	(360,854)
		(3,473,865)
Chemicals — (3.6)%
Albemarle Corp.	(4,746)	(303,412)
Axalta Coating Systems Ltd.	(27,668)	(807,906)
CF Industries Holdings, Inc.	(21,147)	(662,747)
Ecolab, Inc.	(5,618)	(626,519)
FMC Corp.	(16,876)	(681,284)
NewMarket Corp.	(1,569)	(621,732)
Olin Corp.	(37,174)	(645,712)
Praxair, Inc.	(1,261)	(144,322)
		(4,493,634)
Commercial Services and Supplies — (1.9)%
Covanta Holding Corp.	(28,273)	(476,683)
KAR Auction Services, Inc.	(11,976)	(456,764)
Stericycle, Inc.	(5,678)	(716,507)
Waste Connections, Inc.	(10,217)	(659,916)
		(2,309,870)
Communications Equipment — (1.4)%
CommScope Holding Co., Inc.	(24,112)	(673,207)
EchoStar Corp., Class A	(17,491)	(774,676)
ViaSat, Inc.	(3,937)	(289,291)
		(1,737,174)
Construction and Engineering — (0.4)%
Dycom Industries, Inc.	(7,863)	(508,500)
Consumer Finance — (1.8)%
Capital One Financial Corp.	(6,429)	(445,594)
Navient Corp.	(46,238)	(553,469)
Santander Consumer USA Holdings, Inc.	(55,959)	(587,010)
SLM Corp.	(95,619)	(608,137)
		(2,194,210)
Containers and Packaging — (1.0)%
Ball Corp.	(8,733)	(622,575)
Silgan Holdings, Inc.	(10,887)	(578,862)
		(1,201,437)

Diversified Financial Services — (0.9)%
Leucadia National Corp.	(40,243)	(650,729)
McGraw Hill Financial, Inc.	(5,221)	(516,775)
		(1,167,504)
Diversified Telecommunication Services — (1.6)%
Frontier Communications Corp.	(113,803)	(636,159)
SBA Communications Corp., Class A	(7,022)	(703,394)
Zayo Group Holdings, Inc.	(27,503)	(666,672)
		(2,006,225)
Electric Utilities — (1.6)%
Edison International	(9,496)	(682,667)
Exelon Corp.	(12,866)	(461,375)
Pinnacle West Capital Corp.	(2,324)	(174,463)
PNM Resources, Inc.	(19,369)	(653,123)
		(1,971,628)
Electrical Equipment — (0.4)%
Hubbell, Inc.	(4,423)	(468,528)
Electronic Equipment, Instruments and Components — (2.0)%
Amphenol Corp., Class A	(14,119)	(816,361)
Anixter International, Inc.	(15,528)	(809,164)
AVX Corp.	(21,146)	(265,805)
CDW Corp.	(6,932)	(287,678)
TE Connectivity Ltd.	(5,414)	(335,235)
		(2,514,243)
Energy Equipment and Services — (1.3)%
Bristow Group, Inc.	(17,365)	(328,546)
Halliburton Co.	(5,820)	(207,891)
National Oilwell Varco, Inc.	(11,070)	(344,277)
Patterson-UTI Energy, Inc.	(43,207)	(761,307)
		(1,642,021)
Food and Staples Retailing — (0.7)%
Costco Wholesale Corp.	(4,069)	(641,193)
Whole Foods Market, Inc.	(7,427)	(231,054)
		(872,247)
Food Products — (2.8)%
Hershey Co. (The)	(7,206)	(663,601)
J&J Snack Foods Corp.	(5,512)	(596,839)
JM Smucker Co. (The)	(4,878)	(633,359)
Pinnacle Foods, Inc.	(4,670)	(208,656)
Post Holdings, Inc.	(9,293)	(639,080)
WhiteWave Foods Co. (The), Class A	(17,891)	(727,090)
		(3,468,625)
Gas Utilities — (0.9)%
South Jersey Industries, Inc.	(26,235)	(746,386)
WGL Holdings, Inc.	(4,404)	(318,717)
		(1,065,103)
Health Care Equipment and Supplies — (1.6)%
Cooper Cos., Inc. (The)	(2,463)	(379,228)
Halyard Health, Inc.	(24,231)	(696,157)
STERIS plc	(9,057)	(643,500)
Zimmer Biomet Holdings, Inc.	(2,051)	(218,698)
		(1,937,583)

Health Care Providers and Services — (4.7)%
Acadia Healthcare Co., Inc.	(11,871)	(654,211)
Brookdale Senior Living, Inc.	(37,595)	(597,009)
Chemed Corp.	(4,617)	(625,373)
DaVita HealthCare Partners, Inc.	(5,495)	(403,223)
Envision Healthcare Holdings, Inc.	(14,179)	(289,251)
Henry Schein, Inc.	(5,266)	(909,069)
Patterson Cos., Inc.	(14,041)	(653,328)
Premier, Inc., Class A	(18,864)	(629,303)
Team Health Holdings, Inc.	(13,543)	(566,233)
VCA, Inc.	(7,160)	(413,060)
		(5,740,060)
Hotels, Restaurants and Leisure — (4.8)%
Buffalo Wild Wings, Inc.	(3,607)	(534,269)
Chipotle Mexican Grill, Inc.	(1,365)	(642,874)
Hyatt Hotels Corp., Class A	(10,677)	(528,405)
Las Vegas Sands Corp.	(11,186)	(578,092)
MGM Resorts International	(36,355)	(779,451)
Panera Bread Co., Class A	(3,598)	(736,978)
Royal Caribbean Cruises Ltd.	(1,904)	(156,414)
Texas Roadhouse, Inc.	(16,095)	(701,420)
Wendy's Co. (The)	(64,310)	(700,336)
Wynn Resorts Ltd.	(5,800)	(541,894)
		(5,900,133)
Household Durables — (2.3)%
CalAtlantic Group, Inc.	(20,940)	(699,815)
Lennar Corp., Class A	(12,948)	(626,165)
M.D.C. Holdings, Inc.	(15,377)	(385,348)
Newell Rubbermaid, Inc.	(9,701)	(429,657)
PulteGroup, Inc.	(37,627)	(704,001)
		(2,844,986)
Household Products — (0.6)%
HRG Group, Inc.	(51,069)	(711,391)
Insurance — (3.1)%
Allied World Assurance Co. Holdings AG	(15,361)	(536,713)
Assurant, Inc.	(9,595)	(740,254)
Assured Guaranty Ltd.	(15,318)	(387,546)
Enstar Group Ltd.	(3,685)	(599,107)
Loews Corp.	(16,629)	(636,226)
MBIA, Inc.	(85,192)	(753,949)
RLI Corp.	(2,357)	(157,589)
		(3,811,384)
Internet and Catalog Retail — (0.3)%
Expedia, Inc.	(3,053)	(329,175)
Internet Software and Services — (1.3)%
CoStar Group, Inc.	(3,909)	(735,556)
Yahoo!, Inc.	(22,448)	(826,311)
		(1,561,867)
IT Services — (4.7)%
Automatic Data Processing, Inc.	(2,596)	(232,887)
DST Systems, Inc.	(5,896)	(664,892)
Fidelity National Information Services, Inc.	(10,393)	(657,981)
Fiserv, Inc.	(6,639)	(681,029)

FleetCor Technologies, Inc.	(5,184)	(771,120)
Gartner, Inc.	(7,438)	(664,585)
MasterCard, Inc., Class A	(7,002)	(661,689)
MAXIMUS, Inc.	(12,967)	(682,583)
Science Applications International Corp.	(14,170)	(755,828)
		(5,772,594)
Life Sciences Tools and Services — (0.5)%
PAREXEL International Corp.	(9,917)	(622,093)
Machinery — (3.5)%
CLARCOR, Inc.	(1,960)	(113,268)
Donaldson Co., Inc.	(21,221)	(677,162)
Flowserve Corp.	(15,571)	(691,508)
Ingersoll-Rand plc	(11,696)	(725,269)
Nordson Corp.	(8,899)	(676,680)
Oshkosh Corp.	(17,804)	(727,650)
Woodward, Inc.	(13,715)	(713,454)
		(4,324,991)
Marine — (0.6)%
Kirby Corp.	(12,239)	(737,889)
Media — (2.3)%
IMAX Corp.	(17,054)	(530,209)
Lions Gate Entertainment Corp.	(31,471)	(687,641)
Live Nation Entertainment, Inc.	(15,234)	(339,871)
Loral Space & Communications, Inc.	(11,865)	(416,818)
Tribune Media Co.	(22,004)	(843,853)
		(2,818,392)
Metals and Mining — (1.5)%
Allegheny Technologies, Inc.	(30,412)	(495,716)
Compass Minerals International, Inc.	(8,721)	(617,970)
Freeport-McMoRan, Inc.	(6,694)	(69,216)
Royal Gold, Inc.	(12,324)	(632,098)
		(1,815,000)
Multi-Utilities — (1.4)%
Dominion Resources, Inc.	(10,971)	(824,141)
NorthWestern Corp.	(3,276)	(202,293)
Sempra Energy	(6,373)	(663,111)
		(1,689,545)
Multiline Retail — (1.1)%
Dollar Tree, Inc.	(8,679)	(715,670)
Macy's, Inc.	(14,765)	(650,989)
		(1,366,659)
Oil, Gas and Consumable Fuels — (3.4)%
Cabot Oil & Gas Corp.	(28,190)	(640,195)
Diamondback Energy, Inc.	(8,660)	(668,379)
Enbridge, Inc.	(13,508)	(525,596)
Gulfport Energy Corp.	(9,904)	(280,679)
Occidental Petroleum Corp.	(5,681)	(388,751)
PBF Energy, Inc., Class A	(15,919)	(528,511)
RSP Permian, Inc.	(24,397)	(708,489)
SemGroup Corp., Class A	(17,730)	(397,152)
		(4,137,752)
Paper and Forest Products — (0.9)%
KapStone Paper and Packaging Corp.	(27,908)	(386,526)

Louisiana-Pacific Corp.	(43,405)	(743,093)
		(1,129,619)
Personal Products — (0.5)%
Edgewell Personal Care Co.	(8,112)	(653,259)
Pharmaceuticals — (2.2)%
Akorn, Inc.	(24,552)	(577,709)
Impax Laboratories, Inc.	(18,559)	(594,259)
Intra-Cellular Therapies, Inc.	(16,471)	(457,894)
Medicines Co. (The)	(20,374)	(647,282)
Pacira Pharmaceuticals, Inc.	(8,742)	(463,151)
		(2,740,295)
Professional Services — (0.5)%
IHS, Inc., Class A	(4,771)	(592,367)
Real Estate Investment Trusts (REITs) — (3.4)%
Alexandria Real Estate Equities, Inc.	(7,919)	(719,758)
Duke Realty Corp.	(31,752)	(715,690)
Forest City Realty Trust, Inc.	(29,853)	(629,600)
Hudson Pacific Properties, Inc.	(15,979)	(462,113)
Paramount Group, Inc.	(41,011)	(654,125)
Potlatch Corp.	(21,423)	(674,825)
SL Green Realty Corp.	(2,021)	(195,794)
WP Carey, Inc.	(3,230)	(201,035)
		(4,252,940)
Real Estate Management and Development — (1.1)%
Howard Hughes Corp. (The)	(7,169)	(759,125)
Kennedy-Wilson Holdings, Inc.	(29,783)	(652,248)
		(1,411,373)
Road and Rail — (1.9)%
Genesee & Wyoming, Inc., Class A	(9,685)	(607,250)
JB Hunt Transport Services, Inc.	(1,879)	(158,287)
Kansas City Southern	(4,947)	(422,721)
Knight Transportation, Inc.	(22,904)	(598,940)
Union Pacific Corp.	(6,699)	(532,905)
		(2,320,103)
Semiconductors and Semiconductor Equipment — (1.3)%
Cypress Semiconductor Corp.	(64,384)	(557,565)
M/A-COM Technology Solutions Holdings, Inc.	(12,269)	(537,260)
SunPower Corp.	(23,427)	(523,359)
		(1,618,184)
Software — (1.3)%
CDK Global, Inc.	(14,361)	(668,505)
Proofpoint, Inc.	(4,491)	(241,526)
SS&C Technologies Holdings, Inc.	(10,989)	(696,922)
		(1,606,953)
Specialty Retail — (3.6)%
AutoNation, Inc.	(5,007)	(233,727)
CarMax, Inc.	(13,617)	(695,829)
CST Brands, Inc.	(17,869)	(684,204)
DSW, Inc., Class A	(25,511)	(705,124)
Home Depot, Inc. (The)	(5,288)	(705,578)
Lithia Motors, Inc., Class A	(1,358)	(118,594)
Murphy USA, Inc.	(2,027)	(124,559)
Restoration Hardware Holdings, Inc.	(11,848)	(496,431)

Tractor Supply Co.	(7,391)	(668,590)
		(4,432,636)
Textiles, Apparel and Luxury Goods — (2.3)%
G-III Apparel Group Ltd.	(13,211)	(645,886)
Hanesbrands, Inc.	(25,054)	(710,030)
lululemon athletica, Inc.	(5,175)	(350,399)
Under Armour, Inc., Class A	(8,321)	(705,870)
VF Corp.	(7,281)	(471,518)
		(2,883,703)
Thrifts and Mortgage Finance — (1.0)%
New York Community Bancorp, Inc.	(38,942)	(619,178)
TFS Financial Corp.	(33,847)	(587,922)
		(1,207,100)
Tobacco — (0.5)%
Reynolds American, Inc.	(12,670)	(637,428)
Trading Companies and Distributors — (1.1)%
Watsco, Inc.	(5,246)	(706,846)
WW Grainger, Inc.	(2,920)	(681,616)
		(1,388,462)
Transportation Infrastructure — (0.6)%
Macquarie Infrastructure Corp.	(11,128)	(750,472)
Water Utilities — (0.5)%
Aqua America, Inc.	(19,334)	(615,208)
Wireless Telecommunication Services — (0.1)%
United States Cellular Corp.	(3,033)	(138,578)
TOTAL COMMON STOCKS SOLD SHORT — (100.5)% (Proceeds $120,925,058)		(118,321,603)
OTHER ASSETS AND LIABILITIES(3) — 95.4%		117,683,088
TOTAL NET ASSETS — 100.0%		$123,344,425

NOTES TO SCHEDULE OF INVESTMENTS

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $72,107,719.

(2)	Non-income producing.

(3)	Amount relates primarily to deposits with broker for securities sold short at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	118,684,629	—	—
Temporary Cash Investments	2,093,311	3,205,000	—
	120,777,940	3,205,000	—

Liabilities
Securities Sold Short
Common Stocks	118,321,603	—	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$120,003,566
Gross tax appreciation of investments	$8,955,376
Gross tax depreciation of investments	(4,976,002)
Net tax appreciation (depreciation) of investments	3,979,374
Net tax appreciation (depreciation) on securities sold short	2,175,975
Net tax appreciation (depreciation)	$6,155,349

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Core Equity Plus Fund
March 31, 2016

NT Core Equity Plus - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 129.0%
Aerospace and Defense — 4.6%
B/E Aerospace, Inc.(1)	34,671	1,599,026
Boeing Co. (The)(1)	43,869	5,568,731
Honeywell International, Inc.(1)	38,035	4,261,822
Huntington Ingalls Industries, Inc.(1)	34,483	4,722,102
Spirit AeroSystems Holdings, Inc., Class A(1)(2)	74,938	3,399,188
Textron, Inc.(1)	107,715	3,927,289
		23,478,158
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B(1)	59,259	6,250,047
Airlines — 2.4%
Delta Air Lines, Inc.(1)	45,232	2,201,894
JetBlue Airways Corp.(2)	49,059	1,036,126
Southwest Airlines Co.(1)	103,466	4,635,277
United Continental Holdings, Inc.(1)(2)	76,278	4,566,001
		12,439,298
Auto Components — 1.4%
Cooper Tire & Rubber Co.(1)	73,989	2,739,073
Goodyear Tire & Rubber Co. (The)(1)	127,495	4,204,785
		6,943,858
Automobiles — 0.1%
Ford Motor Co.(1)	31,903	430,690
Banks — 3.2%
Bank of America Corp.(1)	362,946	4,907,030
Citigroup, Inc.(1)	155,525	6,493,169
JPMorgan Chase & Co.(1)	40,303	2,386,744
Wells Fargo & Co.(1)	48,390	2,340,140
		16,127,083
Beverages — 2.6%
Coca-Cola Co. (The)(1)	19,966	926,222
Dr Pepper Snapple Group, Inc.(1)	34,695	3,102,427
PepsiCo, Inc.(1)	88,127	9,031,255
		13,059,904
Biotechnology — 4.1%
AbbVie, Inc.(1)	65,584	3,746,158
Amgen, Inc.(1)	29,028	4,352,168
Biogen, Inc.(1)(2)	10,907	2,839,310
Celgene Corp.(1)(2)	30,848	3,087,576
Gilead Sciences, Inc.(1)	51,806	4,758,899
Medivation, Inc.(2)	25,606	1,177,364
United Therapeutics Corp.(1)(2)	8,652	964,093
		20,925,568
Building Products — 1.5%
Owens Corning(1)	75,920	3,589,498
USG Corp.(1)(2)	163,234	4,049,835
		7,639,333
Capital Markets — 1.5%
Affiliated Managers Group, Inc.(2)	9,079	1,474,430

Ameriprise Financial, Inc.(1)	28,178	2,649,014
Artisan Partners Asset Management, Inc., Class A(1)	110,316	3,402,145
		7,525,589
Chemicals — 5.8%
Air Products & Chemicals, Inc.(1)	36,538	5,263,299
Cabot Corp.(1)	86,823	4,196,156
Dow Chemical Co. (The)(1)	114,013	5,798,701
LyondellBasell Industries NV, Class A(1)	56,361	4,823,374
Minerals Technologies, Inc.(1)	90,090	5,121,617
PPG Industries, Inc.(1)	37,935	4,229,373
		29,432,520
Commercial Services and Supplies — 2.2%
Deluxe Corp.(1)	57,205	3,574,741
Herman Miller, Inc.(1)	136,525	4,217,257
Pitney Bowes, Inc.(1)	161,243	3,473,174
		11,265,172
Communications Equipment — 2.9%
Brocade Communications Systems, Inc.(1)	368,549	3,899,248
Cisco Systems, Inc.(1)	301,539	8,584,815
Juniper Networks, Inc.(1)	96,744	2,467,940
		14,952,003
Consumer Finance — 1.3%
Discover Financial Services(1)	55,786	2,840,623
Synchrony Financial(1)(2)	125,798	3,605,371
		6,445,994
Containers and Packaging — 1.8%
Avery Dennison Corp.(1)	34,892	2,516,062
Berry Plastics Group, Inc.(1)(2)	99,744	3,605,745
Graphic Packaging Holding Co.	94,729	1,217,268
Sealed Air Corp.(1)	36,823	1,767,872
		9,106,947
Diversified Financial Services — 1.5%
Berkshire Hathaway, Inc., Class B(1)(2)	19,216	2,726,366
MSCI, Inc., Class A	14,026	1,039,046
Nasdaq, Inc.(1)	59,268	3,934,210
		7,699,622
Diversified Telecommunication Services — 2.1%
AT&T, Inc.(1)	54,920	2,151,217
Verizon Communications, Inc.(1)	159,378	8,619,162
		10,770,379
Electric Utilities — 0.3%
NextEra Energy, Inc.(1)	13,655	1,615,933
Energy Equipment and Services — 1.2%
Atwood Oceanics, Inc.(1)	81,828	750,363
Cameron International Corp.(1)(2)	25,181	1,688,386
Dril-Quip, Inc.(1)(2)	31,342	1,898,072
Rowan Cos. plc	113,643	1,829,652
		6,166,473
Food and Staples Retailing — 3.2%
CVS Health Corp.(1)	71,759	7,443,561
SUPERVALU, Inc.(1)(2)	263,943	1,520,312
Wal-Mart Stores, Inc.(1)	108,832	7,453,903
		16,417,776

Food Products — 4.4%
Cal-Maine Foods, Inc.(1)	37,947	1,969,829
Dean Foods Co.(1)	171,497	2,970,328
General Mills, Inc.(1)	49,912	3,161,925
Hormel Foods Corp.	56,020	2,422,305
Ingredion, Inc.	27,593	2,946,656
Pilgrim's Pride Corp.(1)(2)	132,958	3,377,133
Seaboard Corp.(1)(2)	377	1,132,135
Tyson Foods, Inc., Class A(1)	63,463	4,230,444
		22,210,755
Gas Utilities — 1.2%
ONE Gas, Inc.	57,963	3,541,539
UGI Corp.(1)	66,287	2,670,703
		6,212,242
Health Care Equipment and Supplies — 3.7%
Abbott Laboratories(1)	132,788	5,554,522
Boston Scientific Corp.(2)	39,549	743,917
C.R. Bard, Inc.	24,007	4,865,498
Hologic, Inc.(1)(2)	60,360	2,082,420
ResMed, Inc.	18,379	1,062,674
St. Jude Medical, Inc.(1)	75,665	4,161,575
Stryker Corp.(1)	3,690	395,900
		18,866,506
Health Care Providers and Services — 3.0%
Aetna, Inc.(1)	44,041	4,948,006
AmerisourceBergen Corp.(1)	38,261	3,311,490
Cigna Corp.	7,778	1,067,453
Express Scripts Holding Co.(1)(2)	66,530	4,569,946
Molina Healthcare, Inc.(1)(2)	25,852	1,667,195
		15,564,090
Health Care Technology — 0.6%
Allscripts Healthcare Solutions, Inc.(1)(2)	146,097	1,929,941
Medidata Solutions, Inc.(1)(2)	31,909	1,235,198
		3,165,139
Hotels, Restaurants and Leisure — 4.7%
Bloomin' Brands, Inc.(1)	222,692	3,756,814
Brinker International, Inc.(1)	71,229	3,272,972
Carnival Corp.(1)	89,677	4,732,255
Churchill Downs, Inc.	9,660	1,428,521
Darden Restaurants, Inc.(1)	58,989	3,910,971
Diamond Resorts International, Inc.(1)(2)	167,704	4,075,207
McDonald's Corp.	23,363	2,936,262
		24,113,002
Household Products — 2.1%
Clorox Co. (The)	12,937	1,630,838
Procter & Gamble Co. (The)(1)	109,240	8,991,545
		10,622,383
Industrial Conglomerates — 1.7%
Carlisle Cos., Inc.(1)	44,309	4,408,746
General Electric Co.(1)	132,147	4,200,953
		8,609,699
Insurance — 3.3%
Aflac, Inc.	18,136	1,145,107

Aspen Insurance Holdings Ltd.(1)	79,485	3,791,434
Everest Re Group Ltd.	13,137	2,593,638
Hanover Insurance Group, Inc. (The)(1)	50,009	4,511,812
Prudential Financial, Inc.(1)	66,623	4,811,513
		16,853,504
Internet and Catalog Retail — 2.3%
Amazon.com, Inc.(2)	13,747	8,160,769
Liberty Interactive Corp. QVC Group, Class A(1)(2)	147,181	3,716,320
		11,877,089
Internet Software and Services — 4.2%
Alphabet, Inc., Class A(1)(2)	16,491	12,580,984
eBay, Inc.(1)(2)	180,687	4,311,192
Facebook, Inc., Class A(1)(2)	37,186	4,242,922
VeriSign, Inc.(2)	3,490	309,005
		21,444,103
IT Services — 3.3%
Accenture plc, Class A(1)	27,389	3,160,691
Amdocs Ltd.(1)	19,942	1,204,896
Cognizant Technology Solutions Corp., Class A(2)	7,282	456,581
International Business Machines Corp.(1)	51,698	7,829,662
NeuStar, Inc., Class A(1)(2)	67,287	1,655,260
PayPal Holdings, Inc.(1)(2)	55,116	2,127,478
Teradata Corp.(2)	9,626	252,586
Xerox Corp.	31,934	356,383
		17,043,537
Leisure Products — 0.2%
Brunswick Corp.	5,319	255,206
Hasbro, Inc.	12,812	1,026,241
		1,281,447
Life Sciences Tools and Services — 1.7%
Bio-Rad Laboratories, Inc., Class A(1)(2)	14,787	2,021,678
Bruker Corp.(1)	32,635	913,780
Thermo Fisher Scientific, Inc.(1)	39,808	5,636,415
		8,571,873
Machinery — 2.8%
ITT Corp.(1)	34,852	1,285,690
Kennametal, Inc.(1)	142,843	3,212,539
PACCAR, Inc.(1)	90,184	4,932,163
Stanley Black & Decker, Inc.(1)	44,143	4,644,285
		14,074,677
Marine — 0.2%
Matson, Inc.(1)	21,951	881,772
Media — 5.5%
AMC Networks, Inc., Class A(2)	49,849	3,237,194
CBS Corp., Class B(1)	92,413	5,091,032
Comcast Corp., Class A(1)	63,220	3,861,478
MSG Networks, Inc., Class A(2)	25,577	442,226
Scripps Networks Interactive, Inc., Class A(1)	74,560	4,883,680
Time Warner, Inc.(1)	70,482	5,113,469
Viacom, Inc., Class B(1)	50,284	2,075,724
Walt Disney Co. (The)(1)	32,161	3,193,909
		27,898,712

Metals and Mining — 1.6%
Carpenter Technology Corp.(1)	122,686	4,199,542
Newmont Mining Corp.(1)	151,790	4,034,578
		8,234,120
Multiline Retail — 1.1%
Target Corp.(1)	69,826	5,745,283
Oil, Gas and Consumable Fuels — 3.9%
Chevron Corp.(1)	52,345	4,993,713
CVR Energy, Inc.(1)	21,464	560,210
Exxon Mobil Corp.(1)	113,317	9,472,168
Oneok, Inc.(1)	82,829	2,473,274
World Fuel Services Corp.	45,380	2,204,561
		19,703,926
Personal Products — 0.9%
Herbalife Ltd.(1)(2)	75,989	4,677,883
Pharmaceuticals — 6.6%
Jazz Pharmaceuticals plc(2)	8,742	1,141,268
Johnson & Johnson(1)	121,124	13,105,617
Merck & Co., Inc.(1)	153,185	8,105,019
Mylan NV(1)(2)	64,618	2,995,044
Pfizer, Inc.(1)	281,530	8,344,549
		33,691,497
Real Estate Investment Trusts (REITs) — 3.2%
Lamar Advertising Co., Class A(1)	73,273	4,506,290
Mid-America Apartment Communities, Inc.	16,833	1,720,501
RLJ Lodging Trust(1)	134,333	3,073,539
Ryman Hospitality Properties, Inc.(1)	74,563	3,838,503
Sunstone Hotel Investors, Inc.	216,387	3,029,418
		16,168,251
Real Estate Management and Development — 1.4%
Jones Lang LaSalle, Inc.(1)	24,772	2,906,251
Realogy Holdings Corp.(1)(2)	112,033	4,045,512
		6,951,763
Semiconductors and Semiconductor Equipment — 4.5%
Analog Devices, Inc.(1)	79,194	4,687,493
Applied Materials, Inc.(1)	233,977	4,955,633
Broadcom Ltd.	5,570	860,565
Intel Corp.(1)	269,328	8,712,761
QUALCOMM, Inc.(1)	44,883	2,295,317
Teradyne, Inc.	65,250	1,408,747
		22,920,516
Software — 7.4%
Activision Blizzard, Inc.(1)	114,992	3,891,329
Adobe Systems, Inc.(2)	24,825	2,328,585
Cadence Design Systems, Inc.(1)(2)	212,189	5,003,416
Electronic Arts, Inc.(1)(2)	28,824	1,905,555
Mentor Graphics Corp.(1)	95,178	1,934,969
Microsoft Corp.(1)	201,777	11,144,144
Oracle Corp.(1)	179,420	7,340,072
Synopsys, Inc.(1)(2)	82,850	4,013,254
		37,561,324
Specialty Retail — 2.0%
Abercrombie & Fitch Co., Class A(1)	24,390	769,261

American Eagle Outfitters, Inc.(1)	173,396	2,890,511
Foot Locker, Inc.(1)	58,343	3,763,123
Lowe's Cos., Inc.(1)	23,177	1,755,658
Michaels Cos., Inc. (The)(2)	27,649	773,342
Tiffany & Co.	5,741	421,275
		10,373,170
Technology Hardware, Storage and Peripherals — 5.3%
Apple, Inc.(1)	191,479	20,869,296
EMC Corp.(1)	212,697	5,668,375
NetApp, Inc.(1)	17,362	473,809
		27,011,480
Thrifts and Mortgage Finance — 0.8%
Essent Group Ltd.(1)(2)	208,587	4,338,609
Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(1)(2)	68,133	2,609,494
TOTAL COMMON STOCKS (Cost $599,680,978)		657,970,193
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $2,306,125), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $2,260,006)		2,260,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,476,405	1,476,405
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,736,405)		3,736,405
TOTAL INVESTMENT SECURITIES BEFORE SECURITIES SOLD SHORT — 129.7% (Cost $603,417,383)		661,706,598
COMMON STOCKS SOLD SHORT — (30.1)%
Airlines — (0.7)%
Spirit Airlines, Inc.	(71,340)	(3,422,893)
Biotechnology — (0.5)%
Bluebird Bio, Inc.	(19,080)	(810,900)
Radius Health, Inc.	(19,044)	(598,743)
Ultragenyx Pharmaceutical, Inc.	(21,131)	(1,337,804)
		(2,747,447)
Chemicals — (1.1)%
CF Industries Holdings, Inc.	(40,885)	(1,281,336)
FMC Corp.	(90,003)	(3,633,421)
Olin Corp.	(43,738)	(759,729)
		(5,674,486)
Commercial Services and Supplies — (1.2)%
Covanta Holding Corp.	(172,791)	(2,913,256)
Waste Connections, Inc.	(51,953)	(3,355,644)
		(6,268,900)
Communications Equipment — (0.2)%
EchoStar Corp., Class A	(17,233)	(763,250)
Diversified Financial Services — (0.7)%
Leucadia National Corp.	(205,053)	(3,315,707)
Diversified Telecommunication Services — (0.1)%
SBA Communications Corp., Class A	(2,541)	(254,532)
Electric Utilities — (0.6)%
PNM Resources, Inc.	(83,878)	(2,828,366)
Electronic Equipment, Instruments and Components — (0.9)%
Anixter International, Inc.	(85,335)	(4,446,807)
Energy Equipment and Services — (0.1)%
Patterson-UTI Energy, Inc.	(36,057)	(635,324)

Food Products — (0.8)%
WhiteWave Foods Co. (The), Class A	(101,012)	(4,105,128)
Health Care Equipment and Supplies†
STERIS plc	(3,553)	(252,441)
Health Care Providers and Services — (2.5)%
Acadia Healthcare Co., Inc.	(61,750)	(3,403,043)
Brookdale Senior Living, Inc.	(184,778)	(2,934,275)
Envision Healthcare Holdings, Inc.	(27,230)	(555,492)
Henry Schein, Inc.	(8,882)	(1,533,300)
Patterson Cos., Inc.	(25,778)	(1,199,450)
Premier, Inc., Class A	(34,456)	(1,149,452)
Team Health Holdings, Inc.	(42,051)	(1,758,152)
		(12,533,164)
Hotels, Restaurants and Leisure — (1.2)%
MGM Resorts International	(155,985)	(3,344,319)
Texas Roadhouse, Inc.	(5,759)	(250,977)
Wendy's Co. (The)	(236,806)	(2,578,817)
		(6,174,113)
Household Durables — (0.9)%
CalAtlantic Group, Inc.	(80,529)	(2,691,279)
Lennar Corp., Class A	(41,933)	(2,027,880)
		(4,719,159)
Insurance — (1.4)%
Assurant, Inc.	(45,495)	(3,509,939)
MBIA, Inc.	(424,791)	(3,759,401)
		(7,269,340)
Internet Software and Services — (0.6)%
Yahoo!, Inc.	(84,344)	(3,104,703)
IT Services — (2.3)%
DST Systems, Inc.	(2,267)	(255,650)
FleetCor Technologies, Inc.	(25,950)	(3,860,062)
Gartner, Inc.	(43,046)	(3,846,160)
MAXIMUS, Inc.	(19,190)	(1,010,162)
Science Applications International Corp.	(52,383)	(2,794,109)
		(11,766,143)
Machinery — (1.3)%
Donaldson Co., Inc.	(139,031)	(4,436,479)
Flowserve Corp.	(52,176)	(2,317,136)
		(6,753,615)
Media — (1.2)%
Lions Gate Entertainment Corp.	(41,619)	(909,375)
Loral Space & Communications, Inc.	(68,403)	(2,402,997)
Tribune Media Co.	(74,207)	(2,845,839)
		(6,158,211)
Metals and Mining — (1.8)%
Compass Minerals International, Inc.	(33,679)	(2,386,494)
Hecla Mining Co.	(857,410)	(2,383,600)
Royal Gold, Inc.	(90,714)	(4,652,721)
		(9,422,815)
Multiline Retail — (0.6)%
Dollar Tree, Inc.	(38,644)	(3,186,584)
Oil, Gas and Consumable Fuels — (0.6)%
Diamondback Energy, Inc.	(26,183)	(2,020,804)

Encana Corp.	(130,447)	(794,422)
SemGroup Corp., Class A	(21,149)	(473,738)
		(3,288,964)
Paper and Forest Products — (0.9)%
Louisiana-Pacific Corp.	(260,214)	(4,454,864)
Pharmaceuticals — (0.8)%
Akorn, Inc.	(84,370)	(1,985,226)
Medicines Co. (The)	(62,200)	(1,976,094)
		(3,961,320)
Real Estate Investment Trusts (REITs) — (0.2)%
Potlatch Corp.	(30,981)	(975,901)
Real Estate Management and Development — (0.6)%
Howard Hughes Corp. (The)	(12,501)	(1,323,731)
Kennedy-Wilson Holdings, Inc.	(81,179)	(1,777,820)
		(3,101,551)
Road and Rail — (0.8)%
Genesee & Wyoming, Inc., Class A	(61,679)	(3,867,273)
Semiconductors and Semiconductor Equipment — (0.3)%
M/A-COM Technology Solutions Holdings, Inc.	(25,477)	(1,115,638)
SunPower Corp.	(17,752)	(396,579)
		(1,512,217)
Software — (0.5)%
CDK Global, Inc.	(11,428)	(531,973)
SS&C Technologies Holdings, Inc.	(31,900)	(2,023,098)
		(2,555,071)
Specialty Retail — (1.9)%
Cabela's, Inc.	(27,462)	(1,337,125)
CarMax, Inc.	(65,238)	(3,333,662)
CST Brands, Inc.	(109,272)	(4,184,025)
Restoration Hardware Holdings, Inc.	(23,809)	(997,597)
		(9,852,409)
Textiles, Apparel and Luxury Goods — (1.3)%
G-III Apparel Group Ltd.	(53,297)	(2,605,690)
Under Armour, Inc., Class A	(48,397)	(4,105,518)
		(6,711,208)
Trading Companies and Distributors — (0.9)%
Watsco, Inc.	(32,646)	(4,398,722)
Transportation Infrastructure — (0.6)%
Macquarie Infrastructure Corp.	(45,699)	(3,081,941)
TOTAL COMMON STOCKS SOLD SHORT — (30.1)% (Proceeds $161,340,640)		(153,564,569)
OTHER ASSETS AND LIABILITIES — 0.4%		1,938,693
TOTAL NET ASSETS — 100.0%		$510,080,722

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on securities sold short. At the period end, the aggregate value of securities pledged was $481,824,933.

(2)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	657,970,193	—	—
Temporary Cash Investments	1,476,405	2,260,000	—
	659,446,598	2,260,000	—

Liabilities
Securities Sold Short
Common Stocks	153,564,569	—	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$603,963,460
Gross tax appreciation of investments	$77,572,216
Gross tax depreciation of investments	(19,829,078)
Net tax appreciation (depreciation) of investments	57,743,138
Net tax appreciation (depreciation) on securities sold short	7,719,921
Net tax appreciation (depreciation)	$65,463,059

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Disciplined Growth Fund
March 31, 2016

NT Disciplined Growth - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 3.3%
B/E Aerospace, Inc.	87,784	4,048,598
Boeing Co. (The)	34,771	4,413,831
Honeywell International, Inc.	30,624	3,431,419
Huntington Ingalls Industries, Inc.	3,538	484,494
Spirit AeroSystems Holdings, Inc., Class A(1)	79,062	3,586,252
		15,964,594
Air Freight and Logistics — 1.1%
United Parcel Service, Inc., Class B	50,520	5,328,344
Airlines — 3.4%
Delta Air Lines, Inc.	48,291	2,350,806
Hawaiian Holdings, Inc.(1)	74,129	3,498,148
JetBlue Airways Corp.(1)	34,044	719,009
Southwest Airlines Co.	110,796	4,963,661
United Continental Holdings, Inc.(1)	76,307	4,567,737
		16,099,361
Auto Components — 0.1%
Gentex Corp.	19,457	305,280
Beverages — 3.3%
Coca-Cola Co. (The)	94,718	4,393,968
PepsiCo, Inc.	111,716	11,448,656
		15,842,624
Biotechnology — 8.4%
AbbVie, Inc.	136,444	7,793,681
Amgen, Inc.	59,876	8,977,209
Biogen, Inc.(1)	23,477	6,111,533
Celgene Corp.(1)	45,195	4,523,567
Gilead Sciences, Inc.	104,458	9,595,512
Myriad Genetics, Inc.(1)	14,105	527,950
Regeneron Pharmaceuticals, Inc.(1)	4,419	1,592,784
United Therapeutics Corp.(1)	9,939	1,107,503
		40,229,739
Building Products — 0.6%
USG Corp.(1)	118,952	2,951,199
Capital Markets — 0.5%
Federated Investors, Inc., Class B	73,325	2,115,426
Chemicals — 2.9%
Air Products & Chemicals, Inc.	36,750	5,293,837
Dow Chemical Co. (The)	74,231	3,775,389
PPG Industries, Inc.	43,555	4,855,947
		13,925,173
Commercial Services and Supplies — 0.1%
Interface, Inc.	17,261	320,019
Communications Equipment — 0.2%
Ciena Corp.(1)	49,555	942,536
F5 Networks, Inc.(1)	745	78,858
		1,021,394

Containers and Packaging — 0.5%
Avery Dennison Corp.	35,939	2,591,561
Diversified Telecommunication Services — 3.7%
AT&T, Inc.	120,154	4,706,432
Verizon Communications, Inc.	243,528	13,169,994
		17,876,426
Food and Staples Retailing — 2.0%
Casey's General Stores, Inc.	9,219	1,044,697
CVS Health Corp.	43,121	4,472,941
Walgreens Boots Alliance, Inc.	47,100	3,967,704
		9,485,342
Food Products — 4.3%
Cal-Maine Foods, Inc.	72,893	3,783,876
Dean Foods Co.	60,565	1,048,986
General Mills, Inc.	88,880	5,630,548
Hormel Foods Corp.	35,299	1,526,329
Ingredion, Inc.	33,138	3,538,807
Pilgrim's Pride Corp.(1)	23,852	605,841
Seaboard Corp.(1)	56	168,168
Tyson Foods, Inc., Class A	66,037	4,402,026
		20,704,581
Health Care Equipment and Supplies — 2.5%
Baxter International, Inc.	16,010	657,691
C.R. Bard, Inc.	23,626	4,788,281
Hologic, Inc.(1)	81,598	2,815,131
ResMed, Inc.	66,442	3,841,677
		12,102,780
Health Care Providers and Services — 2.8%
Aetna, Inc.	21,230	2,385,191
AmerisourceBergen Corp.	46,216	3,999,995
Cigna Corp.	4,809	659,987
Express Scripts Holding Co.(1)	76,729	5,270,515
UnitedHealth Group, Inc.	7,906	1,019,083
		13,334,771
Health Care Technology — 0.3%
Allscripts Healthcare Solutions, Inc.(1)	114,353	1,510,603
Hotels, Restaurants and Leisure — 4.8%
Bloomin' Brands, Inc.	137,959	2,327,368
Bob Evans Farms, Inc.	20,247	945,333
Brinker International, Inc.	78,553	3,609,510
Churchill Downs, Inc.	22,615	3,344,306
Darden Restaurants, Inc.	58,511	3,879,279
Diamond Resorts International, Inc.(1)	49,391	1,200,201
McDonald's Corp.	24,414	3,068,352
Papa Murphy's Holdings, Inc.(1)	21,285	254,356
Starbucks Corp.	68,138	4,067,839
Yum! Brands, Inc.	1,605	131,369
		22,827,913
Household Products — 0.9%
Clorox Co. (The)	33,877	4,270,535
Industrial Conglomerates — 1.0%
3M Co.	3,843	640,359
Carlisle Cos., Inc.	43,445	4,322,778
		4,963,137

Insurance — 1.1%
Arthur J Gallagher & Co.	77,706	3,456,363
Heritage Insurance Holdings, Inc.	16,544	264,208
Universal Insurance Holdings, Inc.	81,935	1,458,443
		5,179,014
Internet and Catalog Retail — 3.3%
Amazon.com, Inc.(1)	23,615	14,018,808
Liberty Interactive Corp. QVC Group, Class A(1)	58,575	1,479,019
PetMed Express, Inc.	12,291	220,132
		15,717,959
Internet Software and Services — 8.9%
Alphabet, Inc., Class A(1)	30,616	23,356,947
eBay, Inc.(1)	186,312	4,445,404
Facebook, Inc., Class A(1)	130,734	14,916,749
		42,719,100
IT Services — 3.9%
Accenture plc, Class A	15,313	1,767,120
CoreLogic, Inc.(1)	18,333	636,155
CSG Systems International, Inc.	61,886	2,794,772
International Business Machines Corp.	50,553	7,656,252
Jack Henry & Associates, Inc.	13,809	1,167,827
PayPal Holdings, Inc.(1)	10,937	422,168
Travelport Worldwide Ltd.	67,602	923,444
Visa, Inc., Class A	40,181	3,073,043
		18,440,781
Leisure Products — 0.7%
Smith & Wesson Holding Corp.(1)	129,334	3,442,871
Life Sciences Tools and Services — 0.6%
Bruker Corp.	3,375	94,500
Thermo Fisher Scientific, Inc.	19,480	2,758,173
		2,852,673
Machinery — 0.8%
PACCAR, Inc.	23,525	1,286,582
Stanley Black & Decker, Inc.	23,622	2,485,271
		3,771,853
Media — 6.6%
AMC Networks, Inc., Class A(1)	28,199	1,831,243
CBS Corp., Class B	94,513	5,206,721
Comcast Corp., Class A	46,310	2,828,615
Scripps Networks Interactive, Inc., Class A	37,241	2,439,286
Time Warner, Inc.	68,307	4,955,673
Viacom, Inc., Class B	104,765	4,324,699
Walt Disney Co. (The)	100,469	9,977,576
		31,563,813
Multiline Retail — 0.9%
Target Corp.	54,651	4,496,684
Personal Products — 0.8%
Herbalife Ltd.(1)	60,366	3,716,131
Pharmaceuticals — 3.3%
Bristol-Myers Squibb Co.	23,626	1,509,229
Jazz Pharmaceuticals plc(1)	28,148	3,674,721
Johnson & Johnson	49,890	5,398,098
Mallinckrodt plc(1)	1,425	87,324

Merck & Co., Inc.	85,134	4,504,440
Mylan NV(1)	14,833	687,510
		15,861,322
Real Estate Investment Trusts (REITs) — 0.4%
Lamar Advertising Co., Class A	29,501	1,814,312
Real Estate Management and Development — 0.7%
Marcus & Millichap, Inc.(1)	1,225	31,103
Realogy Holdings Corp.(1)	86,458	3,121,998
		3,153,101
Semiconductors and Semiconductor Equipment — 2.6%
Applied Materials, Inc.	220,167	4,663,137
Broadcom Ltd.	4,563	704,984
Intel Corp.	122,763	3,971,383
QUALCOMM, Inc.	58,864	3,010,305
		12,349,809
Software — 8.0%
Adobe Systems, Inc.(1)	63,257	5,933,506
Cadence Design Systems, Inc.(1)	204,366	4,818,950
Citrix Systems, Inc.(1)	14,403	1,131,788
Electronic Arts, Inc.(1)	50,771	3,356,471
Intuit, Inc.	43,534	4,527,971
Microsoft Corp.	213,642	11,799,448
salesforce.com, inc.(1)	59,320	4,379,596
VMware, Inc., Class A(1)	46,709	2,443,348
		38,391,078
Specialty Retail — 2.3%
American Eagle Outfitters, Inc.	6,016	100,287
Foot Locker, Inc.	54,708	3,528,666
Home Depot, Inc. (The)	23,680	3,159,622
Tiffany & Co.	54,756	4,017,995
		10,806,570
Technology Hardware, Storage and Peripherals — 6.9%
Apple, Inc.	266,517	29,047,688
EMC Corp.	150,768	4,017,967
		33,065,655
Textiles, Apparel and Luxury Goods — 0.1%
NIKE, Inc., Class B	5,109	314,050
Thrifts and Mortgage Finance — 0.5%
Essent Group Ltd.(1)	116,288	2,418,790
TOTAL COMMON STOCKS (Cost $459,497,316)		473,846,368
TEMPORARY CASH INVESTMENTS — 1.1%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $3,315,813), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $3,248,009)		3,248,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,121,186	2,121,186
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,369,186)		5,369,186
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $464,866,502)		479,215,554
OTHER ASSETS AND LIABILITIES — (0.2)%		(1,168,281)
TOTAL NET ASSETS — 100.0%		$478,047,273

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	473,846,368	—	—
Temporary Cash Investments	2,121,186	3,248,000	—
	475,967,554	3,248,000	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$465,569,775
Gross tax appreciation of investments	$34,798,323
Gross tax depreciation of investments	(21,152,544)
Net tax appreciation (depreciation) of investments	$13,645,779

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Equity Growth Fund
March 31, 2016

NT Equity Growth - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.1%
Aerospace and Defense — 2.9%
Boeing Co. (The)	141,120	17,913,773
General Dynamics Corp.	55,686	7,315,470
Honeywell International, Inc.	68,223	7,644,387
Spirit AeroSystems Holdings, Inc., Class A(1)	225,185	10,214,391
		43,088,021
Air Freight and Logistics — 1.2%
United Parcel Service, Inc., Class B	174,230	18,376,038
Airlines — 2.4%
Alaska Air Group, Inc.	42,152	3,457,307
JetBlue Airways Corp.(1)	320,965	6,778,781
Southwest Airlines Co.	312,818	14,014,246
United Continental Holdings, Inc.(1)	204,900	12,265,314
		36,515,648
Auto Components — 0.9%
Goodyear Tire & Rubber Co. (The)	318,190	10,493,906
Lear Corp.	32,573	3,621,141
		14,115,047
Banks — 2.9%
Bank of America Corp.	202,653	2,739,869
Citigroup, Inc.	507,887	21,204,282
JPMorgan Chase & Co.	191,059	11,314,514
Wells Fargo & Co.	156,856	7,585,556
		42,844,221
Beverages — 2.1%
Coca-Cola Co. (The)	72,031	3,341,518
Dr Pepper Snapple Group, Inc.	45,971	4,110,727
PepsiCo, Inc.	234,468	24,028,281
		31,480,526
Biotechnology — 5.5%
AbbVie, Inc.	356,943	20,388,584
Amgen, Inc.	149,614	22,431,627
Biogen, Inc.(1)	60,760	15,817,043
Gilead Sciences, Inc.	249,046	22,877,366
		81,514,620
Building Products — 1.0%
Owens Corning	248,951	11,770,403
USG Corp.(1)	141,375	3,507,514
		15,277,917
Capital Markets — 0.1%
Eaton Vance Corp.	26,675	894,146
Chemicals — 4.2%
Air Products & Chemicals, Inc.	106,280	15,309,634
Cabot Corp.	262,750	12,698,707
Dow Chemical Co. (The)	366,344	18,632,256
LyondellBasell Industries NV, Class A	170,953	14,630,158
PPG Industries, Inc.	7,430	828,371
		62,099,126

Commercial Services and Supplies — 0.4%
Pitney Bowes, Inc.	258,935	5,577,460
Communications Equipment — 1.8%
Cisco Systems, Inc.	935,512	26,634,027
Consumer Finance — 1.8%
American Express Co.	26,208	1,609,171
Discover Financial Services	257,134	13,093,263
Synchrony Financial(1)	449,341	12,878,113
		27,580,547
Containers and Packaging — 0.3%
Avery Dennison Corp.	62,225	4,487,045
Diversified Financial Services — 1.7%
Berkshire Hathaway, Inc., Class B(1)	63,409	8,996,469
MSCI, Inc., Class A	60,036	4,447,467
Nasdaq, Inc.	172,957	11,480,885
		24,924,821
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	175,211	6,863,015
Verizon Communications, Inc.	386,685	20,911,925
		27,774,940
Electric Utilities — 0.9%
NextEra Energy, Inc.	112,518	13,315,380
Energy Equipment and Services — 1.1%
Atwood Oceanics, Inc.	375,710	3,445,261
Cameron International Corp.(1)	18,133	1,215,817
Dril-Quip, Inc.(1)	27,603	1,671,638
FMC Technologies, Inc.(1)	246,566	6,746,046
Rowan Cos. plc	196,426	3,162,458
		16,241,220
Food and Staples Retailing — 3.9%
CVS Health Corp.	216,047	22,410,555
Wal-Mart Stores, Inc.	303,535	20,789,112
Walgreens Boots Alliance, Inc.	173,290	14,597,950
		57,797,617
Food Products — 3.3%
Dean Foods Co.	565,337	9,791,637
General Mills, Inc.	144,403	9,147,930
Hormel Foods Corp.	177,913	7,692,958
Ingredion, Inc.	27,514	2,938,220
Pilgrim's Pride Corp.(1)	184,792	4,693,717
Tyson Foods, Inc., Class A	232,512	15,499,250
		49,763,712
Gas Utilities — 0.2%
ONE Gas, Inc.	28,389	1,734,568
UGI Corp.	30,717	1,237,588
		2,972,156
Health Care Equipment and Supplies — 3.0%
Abbott Laboratories	388,155	16,236,523
C.R. Bard, Inc.	71,440	14,478,745
Medtronic plc	82,115	6,158,625
St. Jude Medical, Inc.	148,745	8,180,975
		45,054,868

Health Care Providers and Services — 2.5%
Aetna, Inc.	135,954	15,274,432
AmerisourceBergen Corp.	95,809	8,292,269
Express Scripts Holding Co.(1)	212,272	14,580,963
		38,147,664
Hotels, Restaurants and Leisure — 3.4%
Bloomin' Brands, Inc.	450,374	7,597,809
Brinker International, Inc.	79,538	3,654,771
Carnival Corp.	271,067	14,304,206
Darden Restaurants, Inc.	179,995	11,933,669
Diamond Resorts International, Inc.(1)	37,985	923,036
McDonald's Corp.	102,286	12,855,304
		51,268,795
Household Products — 1.3%
Procter & Gamble Co. (The)	240,283	19,777,694
Industrial Conglomerates — 1.4%
Carlisle Cos., Inc.	92,916	9,245,142
General Electric Co.	387,606	12,321,995
		21,567,137
Insurance — 2.6%
Aon plc	38,724	4,044,722
Aspen Insurance Holdings Ltd.	24,676	1,177,045
Everest Re Group Ltd.	28,367	5,600,497
Hanover Insurance Group, Inc. (The)	142,282	12,836,682
Primerica, Inc.	16,606	739,465
Prudential Financial, Inc.	192,603	13,909,789
		38,308,200
Internet and Catalog Retail — 2.5%
Amazon.com, Inc.(1)	50,557	30,012,658
Liberty Interactive Corp. QVC Group, Class A(1)	317,417	8,014,779
		38,027,437
Internet Software and Services — 5.6%
Alphabet, Inc., Class A(1)	64,850	49,474,065
eBay, Inc.(1)	570,259	13,606,380
Facebook, Inc., Class A(1)	177,326	20,232,896
		83,313,341
IT Services — 1.9%
International Business Machines Corp.	164,642	24,935,031
PayPal Holdings, Inc.(1)	92,039	3,552,705
		28,487,736
Life Sciences Tools and Services — 1.1%
Thermo Fisher Scientific, Inc.	111,806	15,830,612
Machinery — 1.9%
PACCAR, Inc.	262,265	14,343,273
Stanley Black & Decker, Inc.	131,262	13,810,075
		28,153,348
Media — 2.9%
CBS Corp., Class B	20,571	1,133,256
Scripps Networks Interactive, Inc., Class A	80,570	5,277,335
Time Warner, Inc.	227,540	16,508,027
Viacom, Inc., Class B	282,669	11,668,576
Walt Disney Co. (The)	81,760	8,119,586
		42,706,780

Metals and Mining — 0.9%
Carpenter Technology Corp.	26,134	894,567
Newmont Mining Corp.	501,543	13,331,013
		14,225,580
Multiline Retail — 1.2%
Target Corp.	217,689	17,911,451
Oil, Gas and Consumable Fuels — 3.2%
Chevron Corp.	151,310	14,434,974
CVR Energy, Inc.	67,305	1,756,660
Exxon Mobil Corp.	333,576	27,883,618
Tesoro Corp.	8,911	766,435
World Fuel Services Corp.	53,598	2,603,791
		47,445,478
Personal Products — 0.6%
Herbalife Ltd.(1)	157,740	9,710,474
Pharmaceuticals — 4.4%
Johnson & Johnson	202,665	21,928,353
Merck & Co., Inc.	466,127	24,662,780
Mylan NV(1)	77,836	3,607,699
Pfizer, Inc.	514,604	15,252,862
		65,451,694
Real Estate Investment Trusts (REITs) — 2.5%
Lamar Advertising Co., Class A	222,875	13,706,813
Liberty Property Trust	66,889	2,238,106
Mid-America Apartment Communities, Inc.	79,259	8,101,062
Ryman Hospitality Properties, Inc.	187,319	9,643,182
Sunstone Hotel Investors, Inc.	213,490	2,988,860
		36,678,023
Real Estate Management and Development — 1.0%
Jones Lang LaSalle, Inc.	72,761	8,536,320
Realogy Holdings Corp.(1)	177,369	6,404,795
		14,941,115
Semiconductors and Semiconductor Equipment — 4.0%
Analog Devices, Inc.	173,151	10,248,808
Applied Materials, Inc.	676,315	14,324,352
Intel Corp.	747,004	24,165,579
QUALCOMM, Inc.	206,622	10,566,649
		59,305,388
Software — 6.3%
Activision Blizzard, Inc.	85,161	2,881,848
Adobe Systems, Inc.(1)	170,584	16,000,779
Intuit, Inc.	80,464	8,369,061
Microsoft Corp.	841,514	46,476,818
Oracle Corp.	97,599	3,992,775
Synopsys, Inc.(1)	141,658	6,861,914
VMware, Inc., Class A(1)	171,132	8,951,915
		93,535,110
Specialty Retail — 0.2%
Foot Locker, Inc.	37,868	2,442,486
Technology Hardware, Storage and Peripherals — 3.6%
Apple, Inc.	461,622	50,312,182
EMC Corp.	154,453	4,116,172
		54,428,354

Thrifts and Mortgage Finance — 0.6%
Essent Group Ltd.(1)	435,931	9,067,365
TOTAL COMMON STOCKS (Cost $1,335,809,822)		1,479,060,365
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $8,320,813), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $8,153,023)		8,153,000
State Street Institutional Liquid Reserves Fund, Premier Class	5,325,209	5,325,209
TOTAL TEMPORARY CASH INVESTMENTS (Cost $13,478,209)		13,478,209
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,349,288,031)		1,492,538,574
OTHER ASSETS AND LIABILITIES†		(410,492)
TOTAL NET ASSETS — 100.0%		$1,492,128,082

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	1,479,060,365	—	—
Temporary Cash Investments	5,325,209	8,153,000	—
	1,484,385,574	8,153,000	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,353,751,470
Gross tax appreciation of investments	$179,194,547
Gross tax depreciation of investments	(40,407,443)
Net tax appreciation (depreciation) of investments	$138,787,104

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
NT Small Company Fund
March 31, 2016

NT Small Company - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Aerospace and Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc.(1)	106,259	1,740,522
Air Freight and Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc.(1)	44,710	1,889,892
Airlines — 1.4%
Hawaiian Holdings, Inc.(1)	55,800	2,633,202
JetBlue Airways Corp.(1)	70,425	1,487,376
Virgin America, Inc.(1)	35,947	1,386,116
		5,506,694
Auto Components — 1.9%
American Axle & Manufacturing Holdings, Inc.(1)	141,533	2,178,193
Cooper Tire & Rubber Co.	58,996	2,184,032
Cooper-Standard Holding, Inc.(1)	26,893	1,931,993
Stoneridge, Inc.(1)	19,716	287,065
Tower International, Inc.	19,436	528,659
		7,109,942
Banks — 6.7%
Bank of the Ozarks, Inc.	57,647	2,419,444
BBCN Bancorp, Inc.	39,436	599,033
Berkshire Hills Bancorp, Inc.	21,765	585,261
Brookline Bancorp., Inc.	36,787	405,025
Cardinal Financial Corp.	27,462	558,852
Cathay General Bancorp.	48,079	1,362,078
Central Pacific Financial Corp.	11,118	242,039
Chemical Financial Corp.	18,832	672,114
CVB Financial Corp.	75,228	1,312,728
Enterprise Financial Services Corp.	10,869	293,898
First Busey Corp.	19,627	401,961
First Midwest Bancorp, Inc.	123,054	2,217,433
First NBC Bank Holding Co.(1)	62,955	1,296,243
Franklin Financial Network, Inc.(1)	2,399	64,773
Great Western Bancorp, Inc.	76,823	2,094,963
Heartland Financial USA, Inc.	16,582	510,560
Hilltop Holdings, Inc.(1)	24,160	456,141
Home Bancshares, Inc.	54,806	2,244,306
Opus Bank	61,374	2,086,716
PrivateBancorp, Inc.	25,108	969,169
Trico Bancshares	27,590	698,579
Umpqua Holdings Corp.	137,657	2,183,240
Western Alliance Bancorp(1)	62,370	2,081,910
		25,756,466
Beverages — 0.1%
National Beverage Corp.(1)	6,077	257,179
Biotechnology — 4.9%
Achillion Pharmaceuticals, Inc.(1)	229,249	1,769,802
Acorda Therapeutics, Inc.(1)	28,267	747,662
Applied Genetic Technologies Corp.(1)	27,990	391,300
BioSpecifics Technologies Corp.(1)	11,487	399,977

Cepheid, Inc.(1)	79,504	2,652,253
Eagle Pharmaceuticals, Inc.(1)	24,555	994,478
Emergent BioSolutions, Inc.(1)	58,120	2,112,662
Geron Corp.(1)	89,387	261,010
Inovio Pharmaceuticals, Inc.(1)	52,456	456,892
Insys Therapeutics, Inc.(1)	88,750	1,419,113
Ligand Pharmaceuticals, Inc., Class B(1)	23,036	2,466,925
MiMedx Group, Inc.(1)	208,225	1,819,887
Myriad Genetics, Inc.(1)	61,390	2,297,828
Progenics Pharmaceuticals, Inc.(1)	52,678	229,676
Repligen Corp.(1)	17,650	473,373
Rigel Pharmaceuticals, Inc.(1)	62,556	130,116
Spectrum Pharmaceuticals, Inc.(1)	25,445	161,830
		18,784,784
Building Products — 3.0%
American Woodmark Corp.(1)	26,647	1,987,600
Apogee Enterprises, Inc.	37,665	1,653,117
Continental Building Products, Inc.(1)	94,579	1,755,386
Gibraltar Industries, Inc.(1)	10,728	306,821
Insteel Industries, Inc.	18,874	576,978
Masonite International Corp.(1)	29,085	1,905,067
Patrick Industries, Inc.(1)	16,125	731,914
Ply Gem Holdings, Inc.(1)	16,505	231,895
Universal Forest Products, Inc.	28,952	2,484,661
		11,633,439
Capital Markets — 2.0%
BGC Partners, Inc., Class A	51,190	463,270
Evercore Partners, Inc., Class A	43,803	2,266,805
INTL FCStone, Inc.(1)	23,736	634,463
Moelis & Co., Class A	66,436	1,875,488
OM Asset Management plc	34,363	458,746
Piper Jaffray Cos.(1)	42,076	2,085,287
		7,784,059
Chemicals — 2.4%
FutureFuel Corp.	17,761	209,402
H.B. Fuller Co.	53,386	2,266,236
KMG Chemicals, Inc.	3,920	90,434
Minerals Technologies, Inc.	40,577	2,306,802
OMNOVA Solutions, Inc.(1)	10,623	59,064
Rayonier Advanced Materials, Inc.	220,498	2,094,731
Trinseo SA(1)	55,618	2,047,299
		9,073,968
Commercial Services and Supplies — 2.9%
ARC Document Solutions, Inc.(1)	209,230	941,535
Brink's Co. (The)	19,046	639,755
Deluxe Corp.	44,944	2,808,551
Ennis, Inc.	85,594	1,673,363
Herman Miller, Inc.	78,671	2,430,147
Interface, Inc.	109,645	2,032,818
West Corp.	21,772	496,837
		11,023,006
Communications Equipment — 2.5%
Brocade Communications Systems, Inc.	59,412	628,579

Ciena Corp.(1)	123,820	2,355,056
Extreme Networks, Inc.(1)	168,963	525,475
Infinera Corp.(1)	82,053	1,317,771
Ixia(1)	26,526	330,514
NETGEAR, Inc.(1)	55,645	2,246,389
Polycom, Inc.(1)	208,671	2,326,682
		9,730,466
Construction and Engineering — 0.8%
Aegion Corp.(1)	17,702	373,335
MasTec, Inc.(1)	108,376	2,193,530
Tutor Perini Corp.(1)	24,536	381,290
		2,948,155
Consumer Finance — 0.7%
Regional Management Corp.(1)	69,991	1,197,546
World Acceptance Corp.(1)	38,182	1,447,861
		2,645,407
Containers and Packaging — 1.2%
Berry Plastics Group, Inc.(1)	87,218	3,152,931
Graphic Packaging Holding Co.	98,031	1,259,698
		4,412,629
Diversified Consumer Services — 1.2%
Capella Education Co.	20,860	1,098,070
LifeLock, Inc.(1)	142,381	1,718,539
Regis Corp.(1)	30,630	465,270
Strayer Education, Inc.(1)	28,757	1,401,904
		4,683,783
Diversified Financial Services — 0.9%
GAIN Capital Holdings, Inc.	68,861	451,728
MarketAxess Holdings, Inc.	23,498	2,933,256
		3,384,984
Diversified Telecommunication Services — 0.4%
Atlantic Tele-Network, Inc.	7,923	600,801
FairPoint Communications, Inc.(1)	41,638	619,573
General Communication, Inc., Class A(1)	10,683	195,713
Intelsat SA(1)	86,254	217,360
		1,633,447
Electrical Equipment — 1.0%
Allied Motion Technologies, Inc.	6,941	124,938
AZZ, Inc.	28,857	1,633,306
General Cable Corp.	161,237	1,968,704
		3,726,948
Electronic Equipment, Instruments and Components — 4.1%
Belden, Inc.	33,290	2,043,340
Coherent, Inc.(1)	27,130	2,493,247
DTS, Inc.(1)	5,084	110,730
II-VI, Inc.(1)	10,534	228,693
InvenSense, Inc.(1)	231,065	1,940,946
QLogic Corp.(1)	172,144	2,313,615
Sanmina Corp.(1)	77,357	1,808,607
SYNNEX Corp.	21,794	2,017,906
Tech Data Corp.(1)	33,196	2,548,457
		15,505,541

Food and Staples Retailing — 0.1%
Ingles Markets, Inc., Class A	3,004	112,650
SpartanNash Co.	9,479	287,309
		399,959
Food Products — 2.0%
Cal-Maine Foods, Inc.	46,256	2,401,149
Dean Foods Co.	121,759	2,108,866
Farmer Brothers Co.(1)	4,075	113,570
Omega Protein Corp.(1)	84,563	1,432,497
Pilgrim's Pride Corp.(1)	29,534	750,164
Seaboard Corp.(1)	242	726,728
		7,532,974
Gas Utilities — 0.7%
ONE Gas, Inc.	45,862	2,802,168
Health Care Equipment and Supplies — 4.6%
Analogic Corp.	22,104	1,746,437
Anika Therapeutics, Inc.(1)	17,206	769,452
Hill-Rom Holdings, Inc.	23,445	1,179,284
ICU Medical, Inc.(1)	22,261	2,317,370
Integra LifeSciences Holdings Corp.(1)	38,728	2,608,718
LeMaitre Vascular, Inc.	40,514	628,777
LivaNova plc(1)	23,319	1,258,760
Merit Medical Systems, Inc.(1)	50,608	935,742
Natus Medical, Inc.(1)	46,084	1,771,008
OraSure Technologies, Inc.(1)	125,562	907,813
Orthofix International NV(1)	6,374	264,649
Quidel Corp.(1)	11,690	201,769
SurModics, Inc.(1)	5,938	109,319
West Pharmaceutical Services, Inc.	39,098	2,710,273
		17,409,371
Health Care Providers and Services — 2.0%
Air Methods Corp.(1)	13,489	488,571
Landauer, Inc.	18,582	614,507
Molina Healthcare, Inc.(1)	42,622	2,748,693
Owens & Minor, Inc.	29,375	1,187,337
RadNet, Inc.(1)	57,890	279,609
Triple-S Management Corp., Class B(1)	11,130	276,692
WellCare Health Plans, Inc.(1)	20,549	1,905,920
		7,501,329
Health Care Technology — 1.3%
Computer Programs & Systems, Inc.	24,135	1,257,916
Medidata Solutions, Inc.(1)	52,400	2,028,404
Quality Systems, Inc.	118,015	1,798,549
		5,084,869
Hotels, Restaurants and Leisure — 4.4%
Bloomin' Brands, Inc.	131,497	2,218,355
Bob Evans Farms, Inc.	44,667	2,085,502
Boyd Gaming Corp.(1)	121,247	2,504,963
Churchill Downs, Inc.	13,798	2,040,448
Diamond Resorts International, Inc.(1)	93,200	2,264,760
DineEquity, Inc.	6,001	560,674
Isle of Capri Casinos, Inc.(1)	131,828	1,845,592
Monarch Casino & Resort, Inc.(1)	8,005	155,777

Ruth's Hospitality Group, Inc.	18,966	349,164
Sonic Corp.	72,068	2,533,911
Speedway Motorsports, Inc.	7,081	140,416
		16,699,562
Household Durables — 0.5%
Hooker Furniture Corp.	8,119	266,709
ZAGG, Inc.(1)	181,957	1,639,433
		1,906,142
Household Products — 0.2%
Central Garden & Pet Co.(1)	54,476	887,414
Independent Power and Renewable Electricity Producers — 1.0%
Atlantic Power Corp.	108,706	267,417
NRG Yield, Inc., Class A	75,319	1,022,079
Ormat Technologies, Inc.	64,768	2,671,032
		3,960,528
Insurance — 3.2%
AMERISAFE, Inc.	25,418	1,335,462
Argo Group International Holdings Ltd.	14,207	815,340
Federated National Holding Co.	37,269	732,709
HCI Group, Inc.	53,054	1,766,698
Heritage Insurance Holdings, Inc.	98,691	1,576,095
Primerica, Inc.	34,518	1,537,087
Selective Insurance Group, Inc.	74,704	2,734,913
State National Cos., Inc.	7,684	96,818
Universal Insurance Holdings, Inc.	103,445	1,841,321
		12,436,443
Internet and Catalog Retail — 0.9%
PetMed Express, Inc.	64,829	1,161,087
Shutterfly, Inc.(1)	49,507	2,295,640
		3,456,727
Internet Software and Services — 3.2%
Brightcove, Inc.(1)	10,582	66,032
Carbonite, Inc.(1)	10,149	80,887
DHI Group, Inc.(1)	55,348	446,658
EarthLink Holdings Corp.	244,277	1,385,051
Endurance International Group Holdings, Inc.(1)	11,918	125,497
Everyday Health, Inc.(1)	47,050	263,480
j2 Global, Inc.	10,327	635,937
LogMeIn, Inc.(1)	37,491	1,891,796
Monster Worldwide, Inc.(1)	285,693	931,359
NIC, Inc.	7,955	143,429
Shutterstock, Inc.(1)	33,898	1,245,073
Stamps.com, Inc.(1)	17,847	1,896,779
TechTarget, Inc.(1)	7,546	55,991
Web.com Group, Inc.(1)	98,788	1,957,978
XO Group, Inc.(1)	78,515	1,260,166
		12,386,113
IT Services — 2.8%
CACI International, Inc., Class A(1)	11,244	1,199,735
Convergys Corp.	63,708	1,769,171
CSG Systems International, Inc.	56,539	2,553,301
EVERTEC, Inc.	45,201	631,910
NeuStar, Inc., Class A(1)	94,077	2,314,294

Travelport Worldwide Ltd.	152,593	2,084,421
		10,552,832
Leisure Products — 0.9%
JAKKS Pacific, Inc.(1)	11,166	83,075
Nautilus, Inc.(1)	50,764	980,760
Smith & Wesson Holding Corp.(1)	86,459	2,301,539
		3,365,374
Life Sciences Tools and Services — 1.2%
Cambrex Corp.(1)	48,794	2,146,936
INC Research Holdings, Inc., Class A(1)	44,363	1,828,199
Luminex Corp.(1)	39,819	772,489
		4,747,624
Machinery — 2.4%
Albany International Corp., Class A	19,469	731,840
FreightCar America, Inc.	8,102	126,229
Global Brass & Copper Holdings, Inc.	78,271	1,952,862
Kadant, Inc.	5,312	239,890
Lydall, Inc.(1)	12,458	405,134
Meritor, Inc.(1)	29,010	233,821
Mueller Industries, Inc., Class A	85,203	2,506,672
Mueller Water Products, Inc., Class A	62,934	621,788
Wabash National Corp.(1)	184,787	2,439,188
		9,257,424
Marine — 0.6%
Matson, Inc.	55,114	2,213,929
Media — 1.2%
AMC Entertainment Holdings, Inc., Class A	71,543	2,002,489
Entercom Communications Corp., Class A(1)	35,193	372,342
Nexstar Broadcasting Group, Inc., Class A	44,668	1,977,452
Tribune Publishing Co.	8,071	62,308
		4,414,591
Metals and Mining — 1.9%
Carpenter Technology Corp.	64,203	2,197,669
Coeur Mining, Inc.(1)	31,759	178,485
Commercial Metals Co.	144,158	2,446,361
Materion Corp.	23,913	633,216
Ryerson Holding Corp.(1)	12,457	69,261
Schnitzer Steel Industries, Inc., Class A	39,325	725,153
Worthington Industries, Inc.	26,384	940,326
		7,190,471
Multiline Retail — 0.6%
Big Lots, Inc.	47,629	2,157,117
Oil, Gas and Consumable Fuels — 0.5%
DHT Holdings, Inc.	141,564	815,409
Par Pacific Holdings, Inc.(1)	49,487	928,376
		1,743,785
Paper and Forest Products — 0.8%
Clearwater Paper Corp.(1)	18,048	875,509
P.H. Glatfelter Co.	16,533	342,729
Schweitzer-Mauduit International, Inc.	56,580	1,781,138
		2,999,376
Personal Products — 0.9%
Medifast, Inc.	38,831	1,172,308

Natural Health Trends Corp.	31,948	1,059,076
USANA Health Sciences, Inc.(1)	9,858	1,196,958
		3,428,342
Pharmaceuticals — 1.4%
Catalent, Inc.(1)	11,300	301,371
Depomed, Inc.(1)	24,322	338,805
Heska Corp.(1)	3,176	90,516
Prestige Brands Holdings, Inc.(1)	53,661	2,864,961
SciClone Pharmaceuticals, Inc.(1)	14,420	158,620
Sucampo Pharmaceuticals, Inc., Class A(1)	133,519	1,459,363
		5,213,636
Professional Services — 0.8%
Barrett Business Services, Inc.	5,283	151,886
Heidrick & Struggles International, Inc.	5,330	126,321
ICF International, Inc.(1)	9,041	310,739
RPX Corp.(1)	97,196	1,094,427
TriNet Group, Inc.(1)	92,831	1,332,125
		3,015,498
Real Estate Investment Trusts (REITs) — 7.3%
Agree Realty Corp.	26,280	1,010,992
American Assets Trust, Inc.	10,767	429,819
Anworth Mortgage Asset Corp.	44,572	207,706
CareTrust REIT, Inc.	8,971	113,932
Colony Capital, Inc.	28,785	482,724
CoreSite Realty Corp.	36,077	2,525,751
Dynex Capital, Inc.	20,906	139,025
Equity One, Inc.	61,908	1,774,283
FelCor Lodging Trust, Inc.	173,196	1,406,352
GEO Group, Inc. (The)	49,602	1,719,701
Hersha Hospitality Trust	74,505	1,589,937
Investors Real Estate Trust	188,078	1,365,446
iStar, Inc.(1)	15,030	145,190
Medical Properties Trust, Inc.	86,633	1,124,496
Monmouth Real Estate Investment Corp.	23,787	282,827
National Storage Affiliates Trust	13,555	287,366
PS Business Parks, Inc.	22,752	2,286,803
RLJ Lodging Trust	125,863	2,879,745
Ryman Hospitality Properties, Inc.	49,368	2,541,465
Summit Hotel Properties, Inc.	198,495	2,375,985
Sunstone Hotel Investors, Inc.	210,040	2,940,560
Xenia Hotels & Resorts, Inc.	29,988	468,413
		28,098,518
Real Estate Management and Development — 1.2%
Altisource Portfolio Solutions SA(1)	64,021	1,546,107
Marcus & Millichap, Inc.(1)	50,072	1,271,328
RE/MAX Holdings, Inc., Class A	55,592	1,906,806
		4,724,241
Road and Rail — 0.2%
YRC Worldwide, Inc.(1)	99,035	923,006
Semiconductors and Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc.(1)	69,959	2,433,874
Cabot Microelectronics Corp.	9,910	405,418
Cirrus Logic, Inc.(1)	67,072	2,442,092

Integrated Device Technology, Inc.(1)	105,701	2,160,528
IXYS Corp.	6,460	72,481
MaxLinear, Inc., Class A(1)	70,146	1,297,701
Microsemi Corp.(1)	82,893	3,175,631
NeoPhotonics Corp.(1)	53,249	747,616
Rambus, Inc.(1)	55,504	763,180
Synaptics, Inc.(1)	31,075	2,477,920
Tessera Technologies, Inc.	18,934	586,954
		16,563,395
Software — 3.1%
ACI Worldwide, Inc.(1)	61,720	1,283,159
Aspen Technology, Inc.(1)	58,829	2,125,492
BroadSoft, Inc.(1)	8,844	356,855
Gigamon, Inc.(1)	77,648	2,408,641
Infoblox, Inc.(1)	7,857	134,355
MicroStrategy, Inc., Class A(1)	13,820	2,483,730
Pegasystems, Inc.	50,915	1,292,222
Qualys, Inc.(1)	4,051	102,531
VASCO Data Security International, Inc.(1)	78,950	1,215,830
Zix Corp.(1)	83,887	329,676
		11,732,491
Specialty Retail — 1.5%
American Eagle Outfitters, Inc.	168,556	2,809,829
Build-A-Bear Workshop, Inc.(1)	27,567	358,095
Express, Inc.(1)	111,198	2,380,749
Outerwall, Inc.	9,450	349,556
		5,898,229
Technology Hardware, Storage and Peripherals — 0.2%
Cray, Inc.(1)	20,179	845,702
Textiles, Apparel and Luxury Goods — 0.5%
Movado Group, Inc.	20,668	568,990
Perry Ellis International, Inc.(1)	64,064	1,179,418
		1,748,408
Thrifts and Mortgage Finance — 1.3%
BofI Holding, Inc.(1)	106,506	2,272,838
Essent Group Ltd.(1)	114,729	2,386,363
LendingTree, Inc.(1)	1,498	146,474
Meta Financial Group, Inc.	6,988	318,653
		5,124,328
Trading Companies and Distributors — 0.2%
Kaman Corp.	16,998	725,645
Water Utilities — 0.1%
SJW Corp.	5,691	206,868
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	29,774	521,343
TOTAL COMMON STOCKS (Cost $357,963,963)		379,107,083
TEMPORARY CASH INVESTMENTS — 1.0%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.625%, 2/15/44, valued at $2,300,056), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $2,252,006)		2,252,000
State Street Institutional Liquid Reserves Fund, Premier Class	1,472,029	1,472,029
TOTAL TEMPORARY CASH INVESTMENTS (Cost $3,724,029)		3,724,029
TOTAL INVESTMENT SECURITIES — 100.2% (Cost $361,687,992)		382,831,112

OTHER ASSETS AND LIABILITIES — (0.2)%	(581,765)
TOTAL NET ASSETS — 100.0%	$382,249,347

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	379,107,083	—	—
Temporary Cash Investments	1,472,029	2,252,000	—
	380,579,112	2,252,000	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$363,270,660
Gross tax appreciation of investments	$41,779,708
Gross tax depreciation of investments	(22,219,256)
Net tax appreciation (depreciation) of investments	$19,560,452

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Small Company Fund
March 31, 2016

Small Company - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.4%
Aerospace and Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc.(1)	211,785	3,469,038
Air Freight and Logistics — 0.5%
Atlas Air Worldwide Holdings, Inc.(1)	89,490	3,782,742
Airlines — 1.4%
Hawaiian Holdings, Inc.(1)	109,153	5,150,930
JetBlue Airways Corp.(1)	136,371	2,880,156
Virgin America, Inc.(1)	70,995	2,737,567
		10,768,653
Auto Components — 1.9%
American Axle & Manufacturing Holdings, Inc.(1)	278,557	4,286,992
Cooper Tire & Rubber Co.	116,407	4,309,387
Cooper-Standard Holding, Inc.(1)	52,780	3,791,715
Stoneridge, Inc.(1)	44,825	652,652
Tower International, Inc.	42,372	1,152,519
		14,193,265
Banks — 6.7%
Bank of the Ozarks, Inc.	111,694	4,687,797
BBCN Bancorp, Inc.	74,123	1,125,928
Berkshire Hills Bancorp, Inc.	41,660	1,120,237
Brookline Bancorp., Inc.	73,137	805,238
Cardinal Financial Corp.	62,528	1,272,445
Cathay General Bancorp.	96,948	2,746,537
Central Pacific Financial Corp.	22,291	485,275
Chemical Financial Corp.	35,301	1,259,893
CVB Financial Corp.	142,207	2,481,512
Enterprise Financial Services Corp.	19,923	538,718
First Busey Corp.	27,812	569,590
First Midwest Bancorp., Inc.	241,988	4,360,624
First NBC Bank Holding Co.(1)	123,009	2,532,755
Franklin Financial Network, Inc.(1)	5,500	148,500
Great Western Bancorp, Inc.	147,691	4,027,534
Heartland Financial USA, Inc.	32,853	1,011,544
Hilltop Holdings, Inc.(1)	49,294	930,671
Home Bancshares, Inc.	109,687	4,491,683
Opus Bank	116,845	3,972,730
PrivateBancorp, Inc.	49,219	1,899,853
Trico Bancshares	50,795	1,286,129
Umpqua Holdings Corp.	272,813	4,326,814
Western Alliance Bancorp(1)	119,794	3,998,724
		50,080,731
Beverages — 0.1%
National Beverage Corp.(1)	11,224	475,000
Biotechnology — 4.9%
Achillion Pharmaceuticals, Inc.(1)	450,996	3,481,689
Acorda Therapeutics, Inc.(1)	57,599	1,523,494
Applied Genetic Technologies Corp.(1)	54,754	765,461
BioSpecifics Technologies Corp.(1)	22,804	794,035

Cepheid, Inc.(1)	155,480	5,186,813
Eagle Pharmaceuticals, Inc.(1)	48,760	1,974,780
Emergent BioSolutions, Inc.(1)	114,382	4,157,786
Geron Corp.(1)	174,116	508,419
Inovio Pharmaceuticals, Inc.(1)	92,795	808,244
Insys Therapeutics, Inc.(1)	179,423	2,868,974
Ligand Pharmaceuticals, Inc., Class B(1)	45,637	4,887,266
MiMedx Group, Inc.(1)	410,802	3,590,409
Myriad Genetics, Inc.(1)	120,207	4,499,348
Progenics Pharmaceuticals, Inc.(1)	103,513	451,317
Repligen Corp.(1)	34,420	923,144
Rigel Pharmaceuticals, Inc.(1)	129,642	269,655
Spectrum Pharmaceuticals, Inc.(1)	46,424	295,257
		36,986,091
Building Products — 3.1%
American Woodmark Corp.(1)	52,244	3,896,880
Apogee Enterprises, Inc.	75,132	3,297,543
Continental Building Products, Inc.(1)	182,815	3,393,046
Gibraltar Industries, Inc.(1)	23,980	685,828
Insteel Industries, Inc.	37,888	1,158,236
Masonite International Corp.(1)	56,365	3,691,907
Patrick Industries, Inc.(1)	34,130	1,549,161
Ply Gem Holdings, Inc.(1)	34,750	488,238
Universal Forest Products, Inc.	56,069	4,811,842
		22,972,681
Capital Markets — 2.1%
BGC Partners, Inc., Class A	102,854	930,829
Evercore Partners, Inc., Class A	86,098	4,455,571
INTL FCStone, Inc.(1)	48,846	1,305,654
Moelis & Co., Class A	128,531	3,628,430
OM Asset Management plc	75,145	1,003,186
Piper Jaffray Cos.(1)	83,548	4,140,639
		15,464,309
Chemicals — 2.3%
FutureFuel Corp.	29,353	346,072
H.B. Fuller Co.	102,348	4,344,673
KMG Chemicals, Inc.	5,521	127,369
Minerals Technologies, Inc.	79,925	4,543,736
OMNOVA Solutions, Inc.(1)	28,147	156,497
Rayonier Advanced Materials, Inc.	430,059	4,085,561
Trinseo SA(1)	107,579	3,959,983
		17,563,891
Commercial Services and Supplies — 2.9%
ARC Document Solutions, Inc.(1)	405,675	1,825,538
Brink's Co. (The)	35,721	1,199,868
Deluxe Corp.	87,825	5,488,184
Ennis, Inc.	168,614	3,296,404
Herman Miller, Inc.	153,617	4,745,229
Interface, Inc.	214,357	3,974,179
West Corp.	41,407	944,908
		21,474,310
Communications Equipment — 2.5%
Brocade Communications Systems, Inc.	108,382	1,146,681

Ciena Corp.(1)	245,188	4,663,476
Extreme Networks, Inc.(1)	332,487	1,034,034
Infinera Corp.(1)	158,362	2,543,294
Ixia(1)	46,939	584,860
NETGEAR, Inc.(1)	108,586	4,383,617
Polycom, Inc.(1)	412,645	4,600,992
		18,956,954
Construction and Engineering — 0.8%
Aegion Corp.(1)	32,709	689,833
MasTec, Inc.(1)	213,525	4,321,746
Tutor Perini Corp.(1)	51,003	792,586
		5,804,165
Consumer Finance — 0.7%
Regional Management Corp.(1)	134,959	2,309,148
World Acceptance Corp.(1)	75,642	2,868,345
		5,177,493
Containers and Packaging — 1.1%
Berry Plastics Group, Inc.(1)	172,952	6,252,215
Graphic Packaging Holding Co.	184,320	2,368,512
		8,620,727
Diversified Consumer Services — 1.2%
Capella Education Co.	41,831	2,201,984
LifeLock, Inc.(1)	279,108	3,368,834
Regis Corp.(1)	56,221	853,997
Strayer Education, Inc.(1)	55,970	2,728,537
		9,153,352
Diversified Financial Services — 0.9%
GAIN Capital Holdings, Inc.	134,820	884,419
MarketAxess Holdings, Inc.	45,752	5,711,222
		6,595,641
Diversified Telecommunication Services — 0.4%
Atlantic Tele-Network, Inc.	14,531	1,101,886
FairPoint Communications, Inc.(1)	80,720	1,201,114
General Communication, Inc., Class A(1)	19,620	359,438
Intelsat SA(1)	185,925	468,531
		3,130,969
Electrical Equipment — 1.0%
Allied Motion Technologies, Inc.	16,844	303,192
AZZ, Inc.	55,805	3,158,563
General Cable Corp.	316,224	3,861,095
		7,322,850
Electronic Equipment, Instruments and Components — 4.0%
Belden, Inc.	65,773	4,037,147
Coherent, Inc.(1)	53,820	4,946,058
DTS, Inc.(1)	6,001	130,702
II-VI, Inc.(1)	16,535	358,975
InvenSense, Inc.(1)	447,575	3,759,630
QLogic Corp.(1)	338,074	4,543,714
Sanmina Corp.(1)	154,911	3,621,819
SYNNEX Corp.	43,157	3,995,907
Tech Data Corp.(1)	63,619	4,884,030
		30,277,982

Food and Staples Retailing — 0.1%
Ingles Markets, Inc., Class A	5,411	202,913
SpartanNash Co.	17,579	532,819
		735,732
Food Products — 1.9%
Cal-Maine Foods, Inc.	88,791	4,609,141
Dean Foods Co.	234,391	4,059,652
Farmer Brothers Co.(1)	5,393	150,303
Omega Protein Corp.(1)	165,254	2,799,403
Pilgrim's Pride Corp.(1)	57,535	1,461,389
Seaboard Corp.(1)	416	1,249,252
		14,329,140
Gas Utilities — 0.7%
ONE Gas, Inc.	84,992	5,193,011
Health Care Equipment and Supplies — 4.6%
Analogic Corp.	43,610	3,445,626
Anika Therapeutics, Inc.(1)	34,911	1,561,220
Hill-Rom Holdings, Inc.	46,506	2,339,252
ICU Medical, Inc.(1)	43,209	4,498,057
Integra LifeSciences Holdings Corp.(1)	76,498	5,152,905
LeMaitre Vascular, Inc.	78,037	1,211,134
LivaNova plc(1)	46,724	2,522,162
Merit Medical Systems, Inc.(1)	101,258	1,872,260
Natus Medical, Inc.(1)	93,074	3,576,834
OraSure Technologies, Inc.(1)	244,836	1,770,164
Orthofix International NV(1)	11,678	484,871
Quidel Corp.(1)	24,494	422,767
SurModics, Inc.(1)	8,186	150,704
West Pharmaceutical Services, Inc.	76,082	5,274,004
		34,281,960
Health Care Providers and Services — 1.9%
Air Methods Corp.(1)	26,177	948,131
Landauer, Inc.	36,261	1,199,151
Molina Healthcare, Inc.(1)	84,115	5,424,576
Owens & Minor, Inc.	54,148	2,188,662
RadNet, Inc.(1)	113,743	549,379
Triple-S Management Corp., Class B(1)	20,913	519,897
WellCare Health Plans, Inc.(1)	40,157	3,724,562
		14,554,358
Health Care Technology — 1.3%
Computer Programs & Systems, Inc.	46,718	2,434,942
Medidata Solutions, Inc.(1)	103,724	4,015,156
Quality Systems, Inc.	232,590	3,544,672
		9,994,770
Hotels, Restaurants and Leisure — 4.3%
Bloomin' Brands, Inc.	257,772	4,348,614
Bob Evans Farms, Inc.	85,130	3,974,720
Boyd Gaming Corp.(1)	243,084	5,022,115
Churchill Downs, Inc.	26,655	3,941,741
Diamond Resorts International, Inc.(1)	180,949	4,397,061
DineEquity, Inc.	11,027	1,030,252
Isle of Capri Casinos, Inc.(1)	262,481	3,674,734
Monarch Casino & Resort, Inc.(1)	18,584	361,645

Ruth's Hospitality Group, Inc.	32,143	591,753
Sonic Corp.	141,874	4,988,290
Speedway Motorsports, Inc.	7,932	157,291
		32,488,216
Household Durables — 0.5%
Hooker Furniture Corp.	15,232	500,371
ZAGG, Inc.(1)	360,135	3,244,817
		3,745,188
Household Products — 0.2%
Central Garden & Pet Co.(1)	109,778	1,788,284
Independent Power and Renewable Electricity Producers — 1.0%
Atlantic Power Corp.	161,834	398,112
NRG Yield, Inc., Class A	146,546	1,988,629
Ormat Technologies, Inc.	122,794	5,064,024
		7,450,765
Insurance — 3.2%
AMERISAFE, Inc.	50,735	2,665,617
Argo Group International Holdings Ltd.	25,332	1,453,803
Federated National Holding Co.	75,200	1,478,432
HCI Group, Inc.	102,359	3,408,555
Heritage Insurance Holdings, Inc.	192,618	3,076,109
Primerica, Inc.	67,386	3,000,699
Selective Insurance Group, Inc.	144,706	5,297,687
State National Cos., Inc.	12,137	152,926
Universal Insurance Holdings, Inc.	204,762	3,644,764
		24,178,592
Internet and Catalog Retail — 0.9%
PetMed Express, Inc.	127,547	2,284,367
Shutterfly, Inc.(1)	96,899	4,493,206
		6,777,573
Internet Software and Services — 3.3%
Brightcove, Inc.(1)	25,732	160,568
Carbonite, Inc.(1)	17,461	139,164
DHI Group, Inc.(1)	103,112	832,114
EarthLink Holdings Corp.	481,364	2,729,334
Endurance International Group Holdings, Inc.(1)	26,842	282,646
Everyday Health, Inc.(1)	99,082	554,859
j2 Global, Inc.	21,013	1,293,981
LogMeIn, Inc.(1)	73,881	3,728,035
Monster Worldwide, Inc.(1)	565,383	1,843,149
NIC, Inc.	14,223	256,441
Shutterstock, Inc.(1)	67,241	2,469,762
Stamps.com, Inc.(1)	35,480	3,770,814
TechTarget, Inc.(1)	18,346	136,127
Web.com Group, Inc.(1)	194,010	3,845,278
XO Group, Inc.(1)	153,602	2,465,312
		24,507,584
IT Services — 2.7%
CACI International, Inc., Class A(1)	22,373	2,387,199
Convergys Corp.	120,905	3,357,532
CSG Systems International, Inc.	110,531	4,991,580
EVERTEC, Inc.	82,163	1,148,639
NeuStar, Inc., Class A(1)	184,866	4,547,704

Travelport Worldwide Ltd.	300,969	4,111,236
		20,543,890
Leisure Products — 0.9%
JAKKS Pacific, Inc.(1)	19,743	146,888
Nautilus, Inc.(1)	101,327	1,957,637
Smith & Wesson Holding Corp.(1)	170,190	4,530,458
		6,634,983
Life Sciences Tools and Services — 1.3%
Cambrex Corp.(1)	96,246	4,234,824
INC Research Holdings, Inc., Class A(1)	87,559	3,608,306
Luminex Corp.(1)	81,246	1,576,173
		9,419,303
Machinery — 2.4%
Albany International Corp., Class A	38,221	1,436,727
FreightCar America, Inc.	15,853	246,990
Global Brass & Copper Holdings, Inc.	155,414	3,877,579
Kadant, Inc.	8,851	399,711
Lydall, Inc.(1)	25,639	833,780
Meritor, Inc.(1)	64,119	516,799
Mueller Industries, Inc., Class A	167,067	4,915,111
Mueller Water Products, Inc., Class A	125,805	1,242,954
Wabash National Corp.(1)	367,412	4,849,839
		18,319,490
Marine — 0.6%
Matson, Inc.	108,722	4,367,363
Media — 1.2%
AMC Entertainment Holdings, Inc., Class A	139,921	3,916,389
Entercom Communications Corp., Class A(1)	62,018	656,150
Nexstar Broadcasting Group, Inc., Class A	88,686	3,926,129
Tribune Publishing Co.	22,165	171,114
		8,669,782
Metals and Mining — 1.9%
Carpenter Technology Corp.	124,677	4,267,694
Coeur Mining, Inc.(1)	63,990	359,624
Commercial Metals Co.	284,948	4,835,567
Materion Corp.	46,525	1,231,982
Ryerson Holding Corp.(1)	27,896	155,102
Schnitzer Steel Industries, Inc., Class A	71,344	1,315,583
Worthington Industries, Inc.	54,245	1,933,292
		14,098,844
Multiline Retail — 0.6%
Big Lots, Inc.	94,484	4,279,180
Oil, Gas and Consumable Fuels — 0.5%
DHT Holdings, Inc.	288,996	1,664,617
Par Pacific Holdings, Inc.(1)	94,109	1,765,485
		3,430,102
Paper and Forest Products — 0.8%
Clearwater Paper Corp.(1)	36,032	1,747,913
P.H. Glatfelter Co.	31,314	649,139
Schweitzer-Mauduit International, Inc.	110,379	3,474,731
		5,871,783
Personal Products — 0.9%
Medifast, Inc.	75,284	2,272,824

Natural Health Trends Corp.	63,021	2,089,146
USANA Health Sciences, Inc.(1)	19,050	2,313,051
		6,675,021
Pharmaceuticals — 1.4%
Catalent, Inc.(1)	24,147	644,001
Depomed, Inc.(1)	44,070	613,895
Heska Corp.(1)	6,042	172,197
Prestige Brands Holdings, Inc.(1)	106,549	5,688,651
SciClone Pharmaceuticals, Inc.(1)	26,706	293,766
Sucampo Pharmaceuticals, Inc., Class A(1)	257,923	2,819,098
		10,231,608
Professional Services — 0.8%
Barrett Business Services, Inc.	10,986	315,848
Heidrick & Struggles International, Inc.	9,320	220,884
ICF International, Inc.(1)	17,733	609,483
RPX Corp.(1)	187,015	2,105,789
TriNet Group, Inc.(1)	185,229	2,658,036
		5,910,040
Real Estate Investment Trusts (REITs) — 7.4%
Agree Realty Corp.	50,425	1,939,850
American Assets Trust, Inc.	26,941	1,075,485
Anworth Mortgage Asset Corp.	48,868	227,725
CareTrust REIT, Inc.	13,491	171,336
Colony Capital, Inc.	50,132	840,714
CoreSite Realty Corp.	70,416	4,929,824
Dynex Capital, Inc.	24,223	161,083
Equity One, Inc.	117,464	3,366,518
FelCor Lodging Trust, Inc.	351,408	2,853,433
GEO Group, Inc. (The)	98,674	3,421,027
Hersha Hospitality Trust	149,758	3,195,836
Investors Real Estate Trust	379,261	2,753,435
iStar, Inc.(1)	40,165	387,994
Medical Properties Trust, Inc.	171,549	2,226,706
Monmouth Real Estate Investment Corp.	55,554	660,537
National Storage Affiliates Trust	31,137	660,104
PS Business Parks, Inc.	45,864	4,609,790
RLJ Lodging Trust	248,088	5,676,253
Ryman Hospitality Properties, Inc.	95,129	4,897,241
Summit Hotel Properties, Inc.	394,138	4,717,832
Sunstone Hotel Investors, Inc.	407,532	5,705,448
Xenia Hotels & Resorts, Inc.	50,856	794,371
		55,272,542
Real Estate Management and Development — 1.2%
Altisource Portfolio Solutions SA(1)	125,903	3,040,558
Marcus & Millichap, Inc.(1)	99,236	2,519,602
RE/MAX Holdings, Inc., Class A	109,961	3,771,662
		9,331,822
Road and Rail — 0.2%
YRC Worldwide, Inc.(1)	197,717	1,842,722
Semiconductors and Semiconductor Equipment — 4.3%
Advanced Energy Industries, Inc.(1)	138,497	4,818,311
Cabot Microelectronics Corp.	18,721	765,876
Cirrus Logic, Inc.(1)	134,315	4,890,409

Integrated Device Technology, Inc.(1)	210,208	4,296,652
IXYS Corp.	16,504	185,175
MaxLinear, Inc., Class A(1)	135,517	2,507,064
Microsemi Corp.(1)	163,497	6,263,570
NeoPhotonics Corp.(1)	106,076	1,489,307
Rambus, Inc.(1)	111,584	1,534,280
Synaptics, Inc.(1)	60,923	4,858,000
Tessera Technologies, Inc.	35,427	1,098,237
		32,706,881
Software — 3.1%
ACI Worldwide, Inc.(1)	118,381	2,461,141
Aspen Technology, Inc.(1)	116,578	4,211,963
BroadSoft, Inc.(1)	16,472	664,645
Gigamon, Inc.(1)	153,153	4,750,806
Infoblox, Inc.(1)	16,514	282,389
MicroStrategy, Inc., Class A(1)	27,118	4,873,647
Pegasystems, Inc.	101,364	2,572,618
Qualys, Inc.(1)	9,871	249,835
VASCO Data Security International, Inc.(1)	159,127	2,450,556
Zix Corp.(1)	161,236	633,658
		23,151,258
Specialty Retail — 1.5%
American Eagle Outfitters, Inc.	330,995	5,517,687
Build-A-Bear Workshop, Inc.(1)	55,312	718,503
Express, Inc.(1)	212,535	4,550,374
Outerwall, Inc.	18,837	696,781
		11,483,345
Technology Hardware, Storage and Peripherals — 0.2%
Cray, Inc.(1)	39,578	1,658,714
Textiles, Apparel and Luxury Goods — 0.5%
Movado Group, Inc.	41,822	1,151,360
Perry Ellis International, Inc.(1)	126,871	2,335,695
		3,487,055
Thrifts and Mortgage Finance — 1.3%
BofI Holding, Inc.(1)	209,692	4,474,827
Essent Group Ltd.(1)	227,205	4,725,864
LendingTree, Inc.(1)	3,361	328,639
Meta Financial Group, Inc.	11,634	530,510
		10,059,840
Tobacco — 0.5%
Universal Corp.	71,778	4,077,708
Trading Companies and Distributors — 0.2%
Kaman Corp.	34,016	1,452,143
Water Utilities†
SJW Corp.	8,308	301,996
Wireless Telecommunication Services — 0.1%
Spok Holdings, Inc.	56,316	986,093
TOTAL COMMON STOCKS (Cost $724,436,602)		746,559,525
TEMPORARY CASH INVESTMENTS — 0.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $3,340,838), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $3,273,009)		3,273,000
State Street Institutional Liquid Reserves Fund, Premier Class	2,137,485	2,137,485

TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,410,485)	5,410,485
TOTAL INVESTMENT SECURITIES — 100.1% (Cost $729,847,087)	751,970,010
OTHER ASSETS AND LIABILITIES — (0.1)%	(421,808)
TOTAL NET ASSETS — 100.0%	$751,548,202

NOTES TO SCHEDULE OF INVESTMENTS

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	746,559,525	—	—
Temporary Cash Investments	2,137,485	3,273,000	—
	748,697,010	3,273,000	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$730,698,233
Gross tax appreciation of investments	$75,648,156
Gross tax depreciation of investments	(54,376,379)
Net tax appreciation (depreciation) of investments	$21,271,777

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Strategic Inflation Opportunities Fund
(effective May 2, 2016, renamed
Multi-Asset Real Return Fund)
March 31, 2016

Strategic Inflation Opportunities - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 33.8%
U.S. Treasury Inflation Indexed Notes, 2.625%, 7/15/17	400,089	421,474
U.S. Treasury Inflation Indexed Notes, 1.625%, 1/15/18	226,176	236,601
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/18	153,735	156,527
U.S. Treasury Inflation Indexed Notes, 1.375%, 7/15/18	439,464	463,944
U.S. Treasury Inflation Indexed Notes, 2.125%, 1/15/19	1,269,002	1,370,687
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/19	657,202	671,685
U.S. Treasury Inflation Indexed Notes, 1.875%, 7/15/19	610,269	663,874
U.S. Treasury Inflation Indexed Notes, 1.375%, 1/15/20	219,118	234,747
U.S. Treasury Inflation Indexed Notes, 0.125%, 4/15/20	1,011,680	1,033,784
U.S. Treasury Inflation Indexed Notes, 1.25%, 7/15/20	1,086,350	1,168,972
U.S. Treasury Inflation Indexed Notes, 0.125%, 1/15/22	628,050	638,203
TOTAL U.S. TREASURY SECURITIES (Cost $6,943,900)		7,060,498
COMMON STOCKS — 25.7%
Chemicals†
CF Industries Holdings, Inc.	299	9,371
Construction Materials — 0.5%
Martin Marietta Materials, Inc.	282	44,982
Vulcan Materials Co.	650	68,620
		113,602
Containers and Packaging — 0.8%
Ball Corp.	325	23,169
Crown Holdings, Inc.(1)	470	23,307
International Paper Co.	638	26,184
Packaging Corp. of America	285	17,214
Sealed Air Corp.	822	39,464
WestRock Co.	871	33,995
		163,333
Energy Equipment and Services — 1.4%
Baker Hughes, Inc.	768	33,662
Halliburton Co.	1,374	49,079
Nabors Industries Ltd.	1,571	14,453
National Oilwell Varco, Inc.	651	20,246
Patterson-UTI Energy, Inc.	598	10,537
Schlumberger Ltd.	1,943	143,296
Weatherford International plc(1)	1,992	15,498
		286,771
Health Care Providers and Services — 0.2%
Chartwell Retirement Residences	3,045	33,058
Hotels, Restaurants and Leisure — 0.2%
Hilton Worldwide Holdings, Inc.	1,967	44,297
Metals and Mining — 0.9%
Agnico-Eagle Mines Ltd.	650	23,518
Franco-Nevada Corp.	754	46,305
Freeport-McMoRan, Inc.	1,281	13,246
Goldcorp, Inc. New York Shares	1,227	19,914
Randgold Resources Ltd. ADR	394	35,779
Rio Tinto plc ADR	263	7,435

Royal Gold, Inc.	402	20,619
Silver Wheaton Corp.	666	11,042
		177,858
Oil, Gas and Consumable Fuels — 6.1%
Anadarko Petroleum Corp.	904	42,099
Apache Corp.	871	42,514
California Resources Corp.	155	160
Canadian Natural Resources Ltd.	849	22,923
Cheniere Energy, Inc.(1)	193	6,529
Chesapeake Energy Corp.	1,090	4,491
Chevron Corp.	1,863	177,730
ConocoPhillips	1,568	63,143
Devon Energy Corp.	446	12,238
Encana Corp.	2,487	15,146
EOG Resources, Inc.	825	59,879
Exxon Mobil Corp.	2,313	193,344
Hess Corp.	537	28,273
HollyFrontier Corp.	576	20,344
Kinder Morgan, Inc.	2,936	52,437
Leucrotta Exploration, Inc.(1)	23,386	25,929
Marathon Oil Corp.	1,474	16,420
Marathon Petroleum Corp.	1,017	37,812
Noble Energy, Inc.	609	19,129
Occidental Petroleum Corp.	1,329	90,944
Peyto Exploration & Development Corp.	1,277	28,406
Phillips 66	667	57,756
Pioneer Natural Resources Co.	220	30,963
Spectra Energy Corp.	912	27,907
Suncor Energy, Inc.	2,024	56,287
Tesoro Corp.	447	38,447
Valero Energy Corp.	1,389	89,090
Williams Cos., Inc. (The)	1,021	16,408
		1,276,748
Real Estate Investment Trusts (REITs) — 11.6%
Acadia Realty Trust	2,080	73,070
Advance Residence Investment Corp.	8	20,252
Allied Properties Real Estate Investment Trust	827	22,268
alstria office REIT AG	1,430	20,633
American Campus Communities, Inc.	1,439	67,763
Apartment Investment & Management Co., Class A	1,211	50,644
AvalonBay Communities, Inc.	758	144,172
Big Yellow Group plc	2,829	31,469
Boston Properties, Inc.	854	108,526
CapitaLand Mall Trust	13,400	20,778
Charter Hall Group	3,768	13,402
CubeSmart	1,828	60,872
Derwent London plc	259	11,725
Digital Realty Trust, Inc.	882	78,048
Douglas Emmett, Inc.	1,948	58,654
Duke Realty Corp.	2,688	60,588
Equinix, Inc.	152	50,268
Equity Residential	1,230	92,287
Extra Space Storage, Inc.	844	78,880

Gaming and Leisure Properties, Inc.	515	15,924
General Growth Properties, Inc.	3,506	104,233
Goodman Group	10,942	55,945
Great Portland Estates plc	1,866	19,511
Host Hotels & Resorts, Inc.	4,282	71,509
Invincible Investment Corp.	39	29,247
Japan Real Estate Investment Corp.	3	17,326
Klepierre	923	44,217
Link REIT	6,000	35,579
Macerich Co. (The)	604	47,861
Mapletree Industrial Trust	5,600	6,627
Mori Hills REIT Investment Corp.	25	36,985
Orix JREIT, Inc.	23	35,661
Physicians Realty Trust	2,520	46,822
ProLogis, Inc.	1,956	86,416
RioCan Real Estate Investment Trust	420	8,602
Safestore Holdings plc	4,724	22,777
Scentre Group	12,846	43,721
Shaftesbury plc	2,135	27,935
Simon Property Group, Inc.	1,052	218,490
SL Green Realty Corp.	768	74,404
Smart Real Estate Investment Trust	999	26,099
STORE Capital Corp.	2,539	65,709
Unibail-Rodamco SE	347	95,475
Ventas, Inc.	757	47,661
Vicinity Centres	10,074	24,634
Westfield Corp.	5,991	45,878
		2,419,547
Real Estate Management and Development — 4.0%
Ayala Land, Inc.	33,200	25,417
BR Malls Participacoes SA	3,100	12,639
CapitaLand Ltd.	9,500	21,638
Cheung Kong Property Holdings Ltd.	12,500	80,488
China Overseas Land & Investment Ltd.	12,000	37,977
China Resources Land Ltd.	17,555	45,034
City Developments Ltd.	2,800	16,972
Daito Trust Construction Co. Ltd.	300	42,596
Dalian Wanda Commercial Properties Co. Ltd., H Shares	1,600	9,613
Deutsche Wohnen AG	1,519	47,239
Global Logistic Properties Ltd.	12,400	17,710
Grand City Properties SA	2,394	55,028
Hufvudstaden AB, A Shares	2,286	36,240
Hulic Co. Ltd.	3,500	33,462
Inmobiliaria Colonial SA(1)	24,448	18,110
Longfor Properties Co. Ltd.	11,500	16,396
Mitsubishi Estate Co. Ltd.	2,000	37,150
Mitsui Fudosan Co. Ltd.	3,000	74,850
Nexity SA	742	38,666
PT Bumi Serpong Damai Tbk	58,900	8,151
Sino Land Co. Ltd.	20,000	31,660
SM Prime Holdings, Inc.	29,000	13,825
Summarecon Agung Tbk PT	78,500	9,383
Sun Hung Kai Properties Ltd.	5,750	70,306

UNITE Group plc (The)	4,123	37,691
		838,241
TOTAL COMMON STOCKS (Cost $4,834,375)		5,362,826
COMMERCIAL PAPER(2) — 15.8%
Bennington Stark Capital Co. LLC, 0.54%, 5/17/16(3)	1,000,000	999,368
Concord Minutemen Capital Co. LLC, 0.41%, 4/4/16(3)	1,200,000	1,199,945
Toyota Motor Corp., 0.66%, 7/8/16	1,100,000	1,098,197
TOTAL COMMERCIAL PAPER (Cost $3,297,336)		3,297,510
EXCHANGE-TRADED FUNDS — 11.5%
iShares S&P GSCI Commodity Indexed Trust(1)	80,430	1,109,130
PowerShares DB Commodity Index Tracking Fund(1)	14,429	191,761
SPDR Gold Shares(1)	7,567	889,879
Sprott Physical Gold Trust(1)	20,397	206,418
TOTAL EXCHANGE-TRADED FUNDS (Cost $3,505,168)		2,397,188
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 4.9%
Private Sponsor Collateralized Mortgage Obligations — 4.7%
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	5,618	5,851
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	31,673	32,724
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	31,654	28,427
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.95%, 4/1/16	25,617	25,488
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 2.58%, 4/1/16	65,027	63,534
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A4, VRN, 2.44%, 4/1/16	43,372	40,793
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 4/1/16	52,582	51,360
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	51,851	53,033
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	7,663	7,721
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 4/1/16	33,465	32,013
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.84%, 4/1/16	45,212	45,398
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.76%, 4/1/16	54,117	51,388
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.89%, 4/1/16	15,187	15,185
MASTR Asset Securitization Trust, Series 2003-10, Class 3A1, 5.50%, 11/25/33	16,529	16,515
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.40%, 4/1/16	7,255	7,199
Sequoia Mortgage Trust, Series 2014-3, Class A14, VRN, 3.00%, 4/1/16(3)	49,856	50,545
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 1.17%, 4/25/16	16,151	14,912
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	11,684	11,996
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR14, Class A1, VRN, 2.74%, 4/1/16	14,951	14,652
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.93%, 4/1/16	43,008	43,099
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR7, Class 1A1, VRN, 2.75%, 4/1/16	25,783	25,677
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	52,119	52,863
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	49,715	48,540
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-9, Class 1A9 SEQ, 6.00%, 8/25/36	24,310	24,909
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 4/1/16	35,793	32,994
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	41,491	41,504
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	32,047	31,663
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	39,678	40,624
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	10,525	10,825
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	12,142	12,594
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	4,251	4,310
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR10, Class 1A1, VRN, 6.28%, 4/1/16	6,275	6,166
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 4/1/16(3)	34,617	35,126
		979,628

U.S. Government Agency Collateralized Mortgage Obligations — 0.2%
FHLMC, Series 2824, Class LB SEQ, 4.50%, 7/15/24	38,854	41,746
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,017,818)		1,021,374
CORPORATE BONDS — 3.7%
Chemicals — 0.4%
Ashland, Inc., 4.75%, 8/15/22	75,000	76,500
Construction and Engineering — 0.4%
SBA Communications Corp., 5.625%, 10/1/19	75,000	78,562
Diversified Financial Services — 0.2%
Morgan Stanley, MTN, 5.625%, 9/23/19	20,000	22,278
MUFG Union Bank N.A., 2.625%, 9/26/18	10,000	10,183
		32,461
Diversified Telecommunication Services — 0.1%
Verizon Communications, Inc., 3.65%, 9/14/18	20,000	21,069
Food Products — 0.1%
Tyson Foods, Inc., 6.60%, 4/1/16	20,000	20,000
Health Care Providers and Services — 0.6%
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	55,000	55,688
Fresenius Medical Care US Finance II, Inc., 5.625%, 7/31/19(3)	70,000	76,628
		132,316
Multi-Utilities — 0.2%
CMS Energy Corp., 8.75%, 6/15/19	25,000	30,244
Dominion Gas Holdings LLC, 1.05%, 11/1/16	20,000	20,009
		50,253
Oil, Gas and Consumable Fuels — 0.2%
Bill Barrett Corp., 7.00%, 10/15/22	75,000	45,000
Pharmaceuticals†
Mylan, Inc., 1.35%, 11/29/16	10,000	9,933
Real Estate Investment Trusts (REITs) — 0.5%
Crown Castle International Corp., 5.25%, 1/15/23	75,000	80,906
HCP, Inc., 6.00%, 1/30/17	25,000	25,828
		106,734
Specialty Retail — 0.3%
Hertz Corp. (The), 6.75%, 4/15/19	55,000	55,934
Textiles, Apparel and Luxury Goods — 0.4%
Hanesbrands, Inc., 6.375%, 12/15/20	75,000	77,719
Wireless Telecommunication Services — 0.3%
Sprint Communications, Inc., 6.00%, 12/1/16	70,000	69,913
TOTAL CORPORATE BONDS (Cost $791,972)		776,394
ASSET-BACKED SECURITIES(4) — 1.0%
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(3)	46,153	45,422
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(3)	137,684	137,892
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(3)	27,685	27,395
TOTAL ASSET-BACKED SECURITIES (Cost $211,492)		210,709
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 0.5%
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(3)	50,000	50,619
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(3)	50,000	50,341
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $102,882)		100,960
TEMPORARY CASH INVESTMENTS — 9.8%
SSgA U.S. Government Money Market Fund, Class N	1,989,565	1,989,565
State Street Institutional Liquid Reserves Fund, Premier Class	46,081	46,081

TOTAL TEMPORARY CASH INVESTMENTS (Cost $2,035,646)	2,035,646
TOTAL INVESTMENT SECURITIES — 106.7% (Cost $22,740,589)	22,263,105
OTHER ASSETS AND LIABILITIES(5) — (6.7)%	(1,392,297)
TOTAL NET ASSETS — 100.0%	$20,870,808

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	40,656	USD	30,498	UBS AG	6/15/16	565
AUD	548,839	USD	417,962	UBS AG	6/15/16	1,368
USD	382,119	AUD	515,569	JPMorgan Chase Bank N.A.	6/15/16	(11,791)
BRL	935,924	USD	246,913	UBS AG	6/15/16	8,375
USD	155,881	BRL	583,152	UBS AG	6/15/16	(3,183)
CAD	363,230	USD	278,311	UBS AG	6/15/16	1,383
CAD	942,474	USD	703,875	UBS AG	6/15/16	21,849
USD	151,105	CAD	199,486	JPMorgan Chase Bank N.A.	6/15/16	(2,503)
USD	275,101	CAD	365,763	JPMorgan Chase Bank N.A.	6/15/16	(6,544)
CHF	84,251	USD	85,223	UBS AG	6/15/16	2,676
CLP	189,111,195	USD	279,833	UBS AG	6/15/16	680
CLP	25,786,127	USD	37,696	UBS AG	6/15/16	553
USD	277,304	CLP	190,993,171	UBS AG	6/15/16	(6,001)
CNY	5,014,905	USD	762,433	UBS AG	6/15/16	10,573
USD	271,915	CNY	1,784,715	UBS AG	6/15/16	(3,184)
COP	105,941,033	USD	32,789	UBS AG	6/16/16	2,256
CZK	9,872,132	USD	404,000	UBS AG	6/15/16	12,074
USD	405,839	CZK	9,872,132	UBS AG	6/15/16	(10,235)
EUR	714,538	USD	791,287	JPMorgan Chase Bank N.A.	6/15/16	23,571
USD	23,884	EUR	21,456	JPMorgan Chase Bank N.A.	6/15/16	(584)
USD	32,843	EUR	29,351	JPMorgan Chase Bank N.A.	6/15/16	(629)
USD	2,844	GBP	2,000	UBS AG	6/15/16	(29)
USD	220,829	GBP	156,704	UBS AG	6/15/16	(4,287)
HKD	483,575	USD	62,280	JPMorgan Chase Bank N.A.	6/15/16	83
HUF	103,038,639	USD	371,456	JPMorgan Chase Bank N.A.	6/15/16	1,654
IDR	6,433,922,673	USD	482,484	UBS AG	6/15/16	2,227
USD	27,275	IDR	368,374,934	UBS AG	6/15/16	(477)
ILS	184,195	USD	47,298	State Street Bank & Trust Co.	6/15/16	1,819
INR	36,136,333	USD	530,247	UBS AG	6/15/16	9,522
USD	36,415	INR	2,472,053	UBS AG	6/15/16	(510)
JPY	18,777,436	USD	166,995	JPMorgan Chase Bank N.A.	6/15/16	188
JPY	50,897,635	USD	453,395	JPMorgan Chase Bank N.A.	6/15/16	(231)
USD	59,533	JPY	6,753,973	JPMorgan Chase Bank N.A.	6/15/16	(601)
KRW	280,824,354	USD	242,571	UBS AG	6/15/16	2,118
USD	58,791	KRW	71,208,168	UBS AG	6/15/16	(3,254)
MXN	6,720,022	USD	371,834	JPMorgan Chase Bank N.A.	6/15/16	14,629
MXN	647,789	USD	36,089	JPMorgan Chase Bank N.A.	6/15/16	1,165
MXN	2,138,542	USD	121,144	JPMorgan Chase Bank N.A.	6/15/16	1,842
MYR	987,094	USD	249,424	UBS AG	6/15/16	5,080
MYR	1,312,576	USD	319,751	UBS AG	6/15/16	18,672
USD	246,546	MYR	1,020,453	UBS AG	6/15/16	(16,558)
NOK	2,351,367	USD	274,989	Barclays Bank plc	6/15/16	9,071
NOK	2,346,251	USD	283,060	UBS AG	6/15/16	381

USD	276,866	NOK	2,351,367	Barclays Bank plc	6/15/16	(7,194)
USD	276,125	NOK	2,346,251	JPMorgan Chase Bank N.A.	6/15/16	(7,317)
NZD	404,638	USD	279,932	UBS AG	6/15/16	(1,277)
PHP	1,345,522	USD	28,908	UBS AG	6/15/16	280
USD	412,966	PHP	19,477,557	UBS AG	6/15/16	(9,559)
PLN	1,410,782	USD	369,611	JPMorgan Chase Bank N.A.	6/15/16	8,145
RUB	4,859,805	USD	66,756	UBS AG	6/15/16	4,288
SEK	2,142,105	USD	257,483	Barclays Bank plc	6/15/16	7,058
SEK	2,282,856	USD	276,646	UBS AG	6/15/16	5,278
USD	223,347	SEK	1,886,707	Barclays Bank plc	6/15/16	(9,654)
SGD	109,399	USD	78,873	JPMorgan Chase Bank N.A.	6/15/16	2,259
THB	2,287,485	USD	64,691	UBS AG	6/15/16	223
TRY	1,441,114	USD	481,479	State Street Bank & Trust Co.	6/15/16	19,672
USD	37,105	TRY	109,340	JPMorgan Chase Bank N.A.	6/15/16	(918)
TWD	10,431,859	USD	321,376	UBS AG	6/15/16	3,154
USD	671,844	TWD	22,069,404	UBS AG	6/15/16	(14,724)
ZAR	4,206,367	USD	279,776	JPMorgan Chase Bank N.A.	6/15/16	1,123
ZAR	4,178,424	USD	266,023	UBS AG	6/15/16	13,009
USD	187,840	ZAR	2,939,703	JPMorgan Chase Bank N.A.	6/15/16	(8,471)
USD	78,100	ZAR	1,238,721	UBS AG	6/15/16	(4,621)
						84,527

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	2.21	3/13/19	(48,584)
Bank of America N.A.	700,000	U.S. CPI Urban Consumers NSA Index	Receive	1.41	8/27/20	3,033
Barclays Bank plc	1,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.64	2/3/20	(12,721)
Morgan Stanley Capital Services LLC	500,000	U.S. CPI Urban Consumers NSA Index	Receive	2.24	8/19/19	(27,531)
						(85,803)

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CNY	-	Chinese Yuan
COP	-	Colombian Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)	Non-income producing.

(2)	The rate indicated is the yield to maturity at purchase for non-interest bearing securities. For interest bearing securities, the stated coupon rate is shown.

(3)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $2,673,281, which represented 12.8% of total net assets.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	Amount relates primarily to payable for capital shares redeemed, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	7,060,498	—
Common Stocks
Health Care Providers and Services	—	33,058	—
Metals and Mining	108,035	69,823	—
Oil, Gas and Consumable Fuels	1,222,413	54,335	—
Real Estate Investment Trusts (REITs)	1,702,801	716,746	—
Real Estate Management and Development	—	838,241	—
Other Industries	617,374	—	—
Commercial Paper	—	3,297,510	—
Exchange-Traded Funds	2,397,188	—	—
Collateralized Mortgage Obligations	—	1,021,374	—
Corporate Bonds	—	776,394	—
Asset-Backed Securities	—	210,709	—
Commercial Mortgage-Backed Securities	—	100,960	—
Temporary Cash Investments	2,035,646	—	—
	8,083,457	14,179,648	—
Other Financial Instruments
Swap Agreements	—	3,033	—
Forward Foreign Currency Exchange Contracts	—	218,863	—
	—	221,896	—

Liabilities
Other Financial Instruments
Swap Agreements	—	88,836	—
Forward Foreign Currency Exchange Contracts	—	134,336	—
	—	223,172	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$23,049,125
Gross tax appreciation of investments	$861,958
Gross tax depreciation of investments	(1,647,978)
Net tax appreciation (depreciation) of investments	$(786,020)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Utilities Fund
March 31, 2016

Utilities - Schedule of Investments
MARCH 31, 2016 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.0%
Alternative Carriers — 1.7%
Inteliquent, Inc.	542,295	8,703,835
Communications Equipment — 0.8%
QUALCOMM, Inc.	84,947	4,344,190
Electric Utilities — 33.3%
ALLETE, Inc.	236,744	13,274,236
American Electric Power Co., Inc.	356,750	23,688,200
Duke Energy Corp.	77,780	6,275,291
Edison International	166,153	11,944,739
Entergy Corp.	249,118	19,750,075
Exelon Corp.	660,022	23,668,389
FirstEnergy Corp.	560,160	20,148,955
NextEra Energy, Inc.	59,158	7,000,758
OGE Energy Corp.	140,364	4,018,621
Pinnacle West Capital Corp.	225,219	16,907,190
PPL Corp.	476,057	18,123,490
Southern Co. (The)	122,194	6,321,096
Spark Energy, Inc., Class A	49,533	891,594
		172,012,634
Gas Utilities — 3.7%
AGL Resources, Inc.	45,800	2,983,412
UGI Corp.	398,602	16,059,674
		19,043,086
Independent Power Producers and Energy Traders — 3.1%
AES Corp. (The)	1,375,286	16,228,375
Integrated Telecommunication Services — 28.9%
AT&T, Inc.	1,457,473	57,089,217
Atlantic Tele-Network, Inc.	803	60,891
CenturyLink, Inc.	745,684	23,832,061
FairPoint Communications, Inc.(1)	218,720	3,254,554
IDT Corp., Class B	503,118	7,843,610
Verizon Communications, Inc.	1,063,780	57,529,222
		149,609,555
Internet Software and Services — 0.7%
j2 Global, Inc.	61,469	3,785,261
Multi-Utilities — 21.5%
Ameren Corp.	300,866	15,073,387
Consolidated Edison, Inc.	270,664	20,738,276
Dominion Resources, Inc.	84,159	6,322,024
DTE Energy Co.	87,085	7,895,126
PG&E Corp.	397,976	23,767,127
Public Service Enterprise Group, Inc.	494,979	23,333,310
SCANA Corp.	200,683	14,077,912
		111,207,162
Office Services and Supplies — 2.1%
West Corp.	469,333	10,710,179
Water Utilities — 0.6%
SJW Corp.	80,327	2,919,886

Wireless Telecommunication Services — 1.6%
Spok Holdings, Inc.	176,330	3,087,538
T-Mobile US, Inc.(1)	138,538	5,306,006
		8,393,544
TOTAL COMMON STOCKS (Cost $404,588,196)		506,957,707
TEMPORARY CASH INVESTMENTS — 3.1%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $10,003,744), at 0.10%, dated 3/31/16, due 4/1/16 (Delivery value $9,805,027)		9,805,000
State Street Institutional Liquid Reserves Fund, Premier Class	6,424,976	6,424,976
TOTAL TEMPORARY CASH INVESTMENTS (Cost $16,229,976)		16,229,976
TOTAL INVESTMENT SECURITIES — 101.1% (Cost $420,818,172)		523,187,683
OTHER ASSETS AND LIABILITIES — (1.1)%		(5,790,724)
TOTAL NET ASSETS — 100.0%		$517,396,959

NOTES TO SCHEDULE OF INVESTMENTS

(1)	Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks	506,957,707	—	—
Temporary Cash Investments	6,424,976	9,805,000	—
	513,382,683	9,805,000	—

3. Federal Tax Information

As of March 31, 2016, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$424,442,178
Gross tax appreciation of investments	$101,405,583
Gross tax depreciation of investments	(2,660,078)
Net tax appreciation (depreciation) of investments	$98,745,505

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 26, 2016

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 26, 2016